Registration No. 2-73969
                                            File No. 811-3255

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [  X  ]

Pre-Effective Amendment No.                              [     ]

Post-Effective Amendment No. 28                          [  X  ]

                                and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT
                COMPANY ACT OF 1940                      [  X  ]

Amendment No. 27                                         [  X  ]

                           PANORAMA SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

          6803 South Tucson Way, Englewood, Colorado 80112
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                   (Address of Principal Office) (Zip Code)

                           (303) 987-5047
                    Registrant's Telephone Number

                       Andrew J. Donohue, Esq.
                       OppenheimerFunds, Inc.
                       Two World Trade Center
                     New York, New York  10048-0203
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(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ] Immediately upon filing pursuant to paragraph (b) [ ] On _______________ pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(1) [ X ] On April 30, 1999 pursuant to paragraph (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2) [ ] On _____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

N1A\PANORAMA\N1ACOVER.99

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    Panorama Series Fund, Inc. - International Equity Portfolio
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Prospectus dated April 30, 1999

      The International Equity Portfolio (the "Portfolio") is a mutual fund that seeks long-term capital appreciation to make your investment grow. It emphasizes investments in common stocks and other equity securities of foreign companies. The Portfolio is a series of Panorama Series Fund, Inc.
(referred to in this Prospectus as the "Company").

      Shares of the Portfolio are offered as an investment vehicle for the variable annuity or variable life insurance contracts offered through separate accounts of insurance companies (these are referred to as "Accounts"). Shares of the Portfolio cannot be purchased directly by investors. The term "shareholder" in this Prospectus refers only to the insurance companies issuing the variable contracts. The interests of contract owners with respect to shares of the Portfolio held for their contracts are subject to the terms of the contract and the prospectus for your insurance company's separate accounts, which you as a contract holder or prospectus contract holder should read carefully.

      This Prospectus contains important information about the Portfolio's objective, its investment policies, strategies and risks. Please read this Prospectus carefully before you invest and keep it for future reference about your account.














As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Portfolio's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents

           About the Portfolio
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           The Portfolio's Objective and Investment Strategies

           Main Risks of Investing in the Portfolio

           About the Portfolio's Investments

           How the Portfolio is Managed


           About Your Account
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           How to Buy Shares

           How to Sell Shares

           Dividends, Capital Gains and Taxes

           Financial Highlights


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


About the Portfolio
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The Portfolio's Objective and Investment Strategies

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What Is the Portfolio's  Investment  Objective?  The Portfolio's objective is to seek capital appreciation.

What Does the Portfolio Invest In? The Portfolio invests mainly in common stocks of growth companies that are located anywhere in the world, and traded on a stock market which is located outside the U.S. "Growth companies" are issuers that the Portfolio's portfolio manager believes have favorable growth prospects. They can include both smaller, less-well-known companies and larger, more established companies that are believed to have growth of earnings of 15-20% per year.

      The Portfolio does not limit its investments to issuers within a specific market capitalization range, although the portfolio manager does have a bias toward mid-size companies. It can invest in emerging markets as well as developed markets throughout the world, although it may place greater emphasis on investing in one or more particular regions from time to time, such as Europe or Latin American, for example.

      The Portfolio can also buy preferred stocks, convertible securities and other securities having equity features. The Portfolio can invest in debt securities when the portfolio manager believes that it is appropriate to do so in order to seek the Portfolio's objective. Those debt securities may be rated as low as "C" or "D" by Moody's Investor Services, Inc. The Portfolio can also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Portfolio's Investments," below.

      |X| How Does the Manager Decide What Securities to Buy or Sell? The Manager employs a subadviser, Babson-Stewart Ivory International to invest the Portfolio's assets. In selecting securities for the Portfolio, the Portfolio's portfolio manager, employed by the subadviser, evaluates investment opportunities on a company-by-company basis. The portfolio manager looks primarily for foreign companies with high growth potential using a "bottom up" investment approach - that is, looking at the investment performance of individual stocks before considering the impact of economic trends. This approach includes fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part.

      In seeking broad diversification of the Portfolio's portfolio, the portfolio manager currently searches for: |_| Companies that enjoy a strong competitive position and high demand for their products,
|_|   Companies that participate in markets with  substantial  barriers against entry by potential competitors,
|_|   Companies that are entering a growth cycle,
|_| Companies with accelerating earnings growth and cash flow and stocks selling at attractive prices.

      In applying these and other selection criteria, the portfolio manager considers the potential effect of worldwide trends on the growth of particular business sectors. The trends, or global "themes," currently employed include retail, pharmaceutical, telecommunications/media expansion, capital market development, health care, and efficiency enhancing technologies and services. The Manager does not invest a fixed or specific amount of the Portfolio's assets in any one sector, and the themes and security selection strategies used can change over time.

Who Is the Portfolio Designed For? The Portfolio is designed primarily for investors seeking capital growth in their investment over the long term. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for an aggressive growth Portfolio focusing on stock investments, and the special risks of investing in both emerging and developed foreign countries. The Portfolio does not seek current income and the income from its investments will likely be small, so it is not designed for investors needing income.

Main Risks of Investing in the Portfolio

      All investments carry risks to some degree. The Portfolio's investments in stocks are subject to changes in their value from a number of factors. Investments in stocks can be volatile and are subject to changes in general stock market movements (this is referred to as "market risk"). There may be events or changes affecting particular industries that might be emphasized in the Portfolio's portfolio (this is referred to as "industry risk") or the change in value of a particular stock because of an event affecting the issuer.

      Stocks of growth companies may provide greater opportunities for capital appreciation but may be more volatile than other stocks. That volatility is likely to be even greater for companies with lower capitalizations because their securities may not be widely traded. The Portfolio can buy securities of issuers in emerging or developed foreign markets that have special risks not associated with investments in domestic securities, such as the effects of currency fluctuations on relative prices.

      These risks collectively form the risk profile of the Portfolio, and can affect the value of the Portfolio's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Portfolio. When you redeem your shares, they may be worth more or less than what you paid for them.

      The subadviser tries to reduce risks by carefully researching securities before they are purchased. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Portfolio's assets in any one company. Also, the Portfolio does not concentrate 25% or more of its assets in investments in any one industry. However, changes in the market prices of securities can occur at any time.

      The share price of the Portfolio will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Portfolio will achieve its investment objective.

      |X| Risks of Investing in Stocks. Because the Portfolio invests primarily in common stocks of foreign companies, the value of the Portfolio's portfolio will be affected by changes in the foreign stock markets and the special economic and other factors that might primarily affect the prices of particular foreign markets. Market risk will affect the Portfolio's net asset value per share, which will fluctuate as the values of the Portfolio's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. To the extent that the Portfolio is emphasizing investments in a particular industry, its share values can be expected to fluctuate in response to events affecting that industry.

      |X| Risks of Foreign Investing. The Portfolio may buy securities of companies or governments in any country, including developed countries and emerging markets. Under normal market conditions (when the Manager believes that the stock markets are not in an unstable or volatile period) the Portfolio will invest at least 90% of its total assets in equity securities of issuers located anywhere in the world, the primary stock market of which is located outside the U.S. While foreign securities offer special investment opportunities, there are also special risks.

      The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

      There may be transaction costs and risks related to the conversion of certain European currencies to the Euro that occurred in January 1999. For example, brokers and the Portfolio's Custodian must convert their computer systems and records to reflect the Euro values of securities, and if they are not prepared, there could be delays in settlement and additional costs to the Portfolio.

      |_| Special Risks of Emerging Markets. Securities in emerging market countries may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Portfolio may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may have less developed trading markets and exchanges. They may have less developed legal and accounting systems, and investments in those markets may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country.

How Risky is the Portfolio Overall? The Portfolio focuses its investments on foreign stocks for long-term growth, and in the short term, foreign stocks can be volatile. The price of the Portfolio's shares can go up and down substantially. The Portfolio generally does not use income-oriented investments to help cushion the Portfolio's total return from changes in stock prices, except for defensive or liquidity purposes. The Portfolio is generally an aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving long-term capital appreciation. It is likely to be subject to greater fluctuations in its share prices than Portfolios that do not invest in foreign securities (especially emerging market securities) or Portfolios that focus on both stocks and bonds.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's Past Performance

The bar chart and table below show one measure of the risks of investing in the Portfolio, by showing changes in the Portfolio's performance from year to year for the calendar years since the Portfolio's inception and by showing how the average annual total returns of the Portfolio's shares compare to those of a broad-based market index. The Portfolio's past investment performance is not necessarily an indication of how the Portfolio will perform in the future.

                 Annual Total Returns (as of 12/31 each year)


[See appendix to prospectus for data in bar chart showing annual total returns]


Charges that apply to separate accounts investing in the Portfolio are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was ___% (__Q'__) and the lowest return for a calendar quarter was ___% (__Q'__).

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Average      Annual
Total  Returns  for
the periods  ending     1 Year         5 Years          Life of
December 31, 1998                                      Portfolio
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International
Equity Portfolio        19.40%          10.34%          10.21%
(inception:
5/13/92)
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MSCI EAFE Index
(from 4/30/92)            %               %                %
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The returns  measure the  performance of a hypothetical  account and assume that all dividends and capital gains distributions have been reinvested in additional
shares.   Because  the  Portfolio  invests  primarily  in  foreign  stocks,  the
Portfolio's performance is compared to the Morgan Stanley Capital International EAFE Index, an unmanaged index of equity securities listed on 20 of the principal stock markets of Europe, Asia and Australia. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of capital gains or transaction costs. Also, the Portfolio may invest in markets other than those in the index.

About the Portfolio's Investments

The Portfolio's Principal Investment Policies. The composition of the Portfolio's portfolio will vary over time based upon the evaluation of economic and market trends by the Subadviser. The Portfolio might not always include all of the different types of investments described below. Under normal market conditions, |_| The Portfolio will invest at least 90% of its total assets in equity securities of issuers located anywhere in the world, the primary stock market of which is outside the U.S.
|_| The Portfolio will emphasize investments in common stocks and other equity securities of issuers that the Subadviser considers to be "growth" companies.

      The Statement of Additional Information contains more detailed information about the Portfolio's investment policies and risks.

      |X| Stock Investments. The Portfolio emphasizes investments in common stocks of foreign companies that the Subadviser believes have growth potential. Growth companies can be new or established companies that may be developing new products or services that have relatively favorable prospects, or that are expanding into new and growing markets. Current examples include companies in the fields of telecommunications, biotechnology, computer software, and new consumer products.

      Growth  companies  may  be  applying  new  technology,   new  or  improved
distribution techniques or developing new services that can enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than competitors.

      Growth companies tend to retain a large part of their earnings for research, development or investment in capital assets. Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for some time. They are selected for the Portfolio's portfolio because the Subadviser believes the price of the stock will increase over the long term. However, growth stocks may be more volatile than other stock investments. They may lose favor with investors if the issuer's business plans do not produce the expected results or they may be subject to more volatility because of investor speculation about the issuer's prospects.

      |_| Convertible Securities. While the Portfolio emphasizes investments in common stocks, it can also buy debt securities convertible into common stock. The Subadviser considers convertible securities to be "equity equivalents" because of the conversion feature and their rating has less impact on the investment decision than in the case of other debt securities. Nevertheless, convertible securities are subject to both "credit risk" (the risk that the issuer will not pay interest or repay principal in a timely manner) and "interest rate risk" (the risk that the prices of the securities will be affected inversely by changes in prevailing interest rates).

      The Portfolio can buy below-investment-grade convertible debt securities, which are subject to greater risks of default than investment-grade securities. To the extent the Portfolio buys debt securities, it will focus primarily on investment-grade securities.

      |X| Foreign Securities That the Portfolio Can Buy. The foreign securities the Portfolio can buy include stocks and other equity securities of companies organized under the laws of a foreign country or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments or sales outside the U.S. Foreign securities include securities traded primarily on foreign securities exchanges or in foreign over-the-counter markets. Foreign securities include securities of foreign issuers that are represented in the U.S. securities markets by American Depository Receipts (ADRs) or similar depository arrangements.

      The Portfolio can invest up to 25% of its total assets in securities of companies based in "emerging" markets. An issuer is considered by the Subadviser to be located in an emerging country if the issuer is organized under the laws of an emerging country; the issuer's principal securities trading market is in an emerging market; or at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit is derived (directly or indirectly through subadvisers) from assets or activities located in emerging markets.

      The Portfolio can also invest up to 25% of its total assets in debt securities issued by foreign governments, supranational organizations and private issuers, including bonds denominated in the European Currency Unit. Those debt securities may be rated or unrated. The Portfolio may invest up to 15% of its total assets in debt securities rated below investment grade. Those lower-rated debt securities are commonly called "junk bonds." The Portfolio currently does not intend to invest more than 5% of its total assets in junk bonds.

      |X| Can the Portfolio's Investment Objective and Policies Change? The Portfolio's Board of Directors may change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Portfolio's outstanding voting shares. The Portfolio's objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

      |X| Portfolio Turnover. The Portfolio does not extensively engage in short-term trading to try to achieve its objective and does not expect to have a portfolio turnover rate in excess of 100% annually. Portfolio turnover affects brokerage costs the Portfolio pays. If the Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table below shows the Portfolio's portfolio turnover rates during its first fiscal period.


Other Investment Strategies. To seek its objective, the Portfolio may also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

      |X| Investing in Special Situations. The Portfolio at times will use aggressive investment techniques. These might include seeking to benefit from what the portfolio manager perceives to be special situations, such as mergers, reorganizations or other unusual events expected to affect a particular issuer. However, there is a risk in investing in these special situations that the change or event might not occur, which could have a negative impact on the price of the security. The Portfolio's investment might not produce the expected gains or could incur a loss for the portfolio.

      |X| Cyclical Opportunities. The Portfolio might also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the portfolio manager believes they have growth potential. For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities. Other cyclical industries include insurance and forest products. The Portfolio focuses on seeking growth over the long term but might seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is the risk that those securities can lose value when the issuer or industry is out of phase in the business cycle.

      |X| Investing in Domestic Securities. The Portfolio does not expect to invest more than 10% of its assets under normal market conditions in securities of U.S. issuers. However, it can hold common and preferred stocks of U.S. companies as well as their debt securities, and can also invest in U.S. debt securities for defensive and liquidity purposes.

      |X| Illiquid and Restricted Securities. Investments may be illiquid because of the absence of an active trading market. That may make it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Portfolio will not invest more than 10% of its net assets in illiquid or restricted securities. The Portfolio's Board of Directors can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

      |X| Derivative Investments. The Portfolio can use "derivative" investments to seek increased returns or to try to hedge investment risks, although it does not do so currently to a significant degree. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, exchange-traded options, futures contracts, forward contracts and other hedging instruments the Portfolio might use can be considered "derivative" investments. In addition to using derivatives for hedging, the Portfolio might use other derivative investments because they offer the potential for increased value, although it does not do so currently to a significant degree.

           |_| There are Special Risks in Using Derivative Investments. Markets underlying securities and indices may move in a direction not anticipated by the Subadviser. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. If the issuer of the derivative does not pay the amount due, the Portfolio can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Portfolio's share price could decline.

      The Portfolio has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Portfolio to lose money on its investments and/or increase the volatility of its share prices. As a result of these risks the Portfolio could realize less principal or income from the investment than expected. Certain derivative investments held by the Portfolio may be illiquid.

      |X| Hedging. The Portfolio can buy and sell certain kinds of call options, futures contracts, put and call options on such futures contracts, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." Although the Portfolio uses forward contracts to hedge foreign currency risks when buying and selling securities, it does not currently use other types of hedging extensively and does not use hedging instruments for speculative purposes. It has limits on its use of hedging. The Portfolio is not required to use hedging instruments in seeking its goal and currently does not use them to a significant degree.

      Some of these strategies would hedge the Portfolio's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Portfolio's exposure to the securities market. Forward contracts could be used to try to manage foreign currency risks on the Portfolio's foreign investments. Foreign currency options could be used to try to protect against declines in the dollar value of foreign securities the Portfolio owns, or to protect against an increase in the dollar cost of buying foreign securities.

      Options trading involves the payment of premiums and has special tax effects on the Portfolio. There are also special risks in particular hedging strategies. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce the Portfolio's return. The Portfolio could also experience losses if the price of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive Investments. In times of unstable or adverse market or economic conditions, the Portfolio can invest up to 100% of its assets in temporary defensive investments. Generally they would be cash equivalents (such as commercial paper in the top two rating categories of national rating organizations), money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. They can also include other investment grade debt securities. The Portfolio might also hold these types of securities pending the investment of proceeds from the sale of Portfolio shares or portfolio securities or to meet anticipated redemptions of Portfolio shares. To the extent the Portfolio invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Portfolio invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Portfolio and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Portfolio's investments and returns.

      The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of brokers, information services, the Portfolio's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative effect on the services they provide to the Portfolio. The extent of that risk cannot be ascertained at this time.


How the Portfolio Is Managed

The Manager. The Portfolio's  investment Manager,  OppenheimerPortfolios,  Inc., supervises  the  Portfolio's  investment  program  and  handles  its  day-to-day business. The Manager carries out its duties, subject to the policies established by the Portfolio's Board of Directors, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Portfolio to the Manager and describes the expenses that the Portfolio is responsible to pay to conduct its business.

      The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, with assets of more than $95 billion as of December 31, 1998, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

      |X| The Subadviser. The Manager has engaged Babson-Stewart Ivory International to provide day-to-day portfolio management services to the Portfolio. Babson-Stewart is located at One Memorial Drive, Cambridge, MA 02142. It was established in 1987 as a partnership. The general partners of Babson-Stewart are David L. Babson & Co., which is an indirect subsidiary of Massachusetts Mutual Life Insurance Company, and Stewart Ivory & Co., Ltd. As of December 31, 1998, Babson-Stewart, together with its global affiliate, had approximately $__ billion in assets under management.


      The Subadviser is responsible for choosing the investments for the Portfolio and its duties and responsibilities are set forth in its contract with the Manager. The Manager, not the Portfolio, pays the subadviser.

      |X| Portfolio Managers. The portfolio managers of the Portfolio are James W. Burns and John G.L. Wright. They have been principally responsible for the day-to-day management of the Portfolio since 1996. Each is a Managing Director of Babson-Stewart.

      |X| Advisory Fees. Under the Investment Advisory Agreement, the Portfolio pays the Manager an advisory fee at an annual rate that declines on additional assets as the Portfolio grows: 1.00% of the first $250 million of average daily net assets of the Portfolio, and 0.90% of average daily net assets in excess of $250 million. The Portfolio's management fee for the fiscal year ended December 31, 1998 was ___% of average annual net assets.


ABOUT YOUR ACCOUNT

How to Buy Shares

    Shares of the Portfolio are offered for purchase by insurance company Accounts as an investment medium for variable life insurance policies and variable annuity contracts, as described in the accompanying Account Prospectus. Charges and deductions made from purchase payments for variable contracts are stated in the current prospectus for those contracts. Shares of the Portfolio are offered at offering price, which (as used in this Prospectus and the Statement of Additional Information) is net asset value (without a sales charge).

    All purchase orders are processed at the offering price next determined after receipt by the Company of a purchase order in proper form from an Account. The offering price (and net asset value) is determined as of the close of The New York Stock Exchange, which is normally 4:00 P.M., New York time, but may be earlier on some days. Net asset value per share of the Portfolio is determined by dividing the value of the Portfolio's net assets by the number of its shares outstanding. The sale of Portfolio shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Directors whenever the Board judges it in the Portfolio's best interest to do so. The Board of Directors has established procedures for valuing the Portfolio's securities. In general, those valuations are based on market value. Further details are in "About Your Account-How to Buy Shares" in the Statement of Additional Information.

How to Sell Shares

    Because shares of the Portfolio are held by insurance company Accounts, and not directly by investors, you should refer to the prospectus of your insurance company's Account for information on how to redeem shares of the Portfolio held for your policy or contract. Payment for shares tendered by an Account for redemption is made ordinarily in cash and forwarded within seven days after receipt by the Company's transfer agent, OppenheimerFunds Services (the "Transfer Agent"), of redemption instructions in proper form from an Account, except under unusual circumstances as determined by the Securities and Exchange Commission. The redemption price will be the net asset value next determined after the receipt by the Transfer Agent of a request in proper form. The market value of the securities in the Portfolio is subject to daily fluctuations and the net asset value of the Portfolio's shares will fluctuate accordingly. Therefore, the redemption value may be more or less than the original cost.

Dividends, Capital Gains and Taxes

    |X|  Dividends of the Portfolio.

    The Portfolio intends to pay out all of its net investment income and net realized capital gains, if any, on an annual basis. The Portfolio distributes its dividends, if any, each year on a date set by the Board of Directors. Normally, net realized capital gains, if any, are distributed annually for the Portfolio. Such income and capital gains are reinvested in additional shares of the Portfolio. The Portfolio makes dividend and capital gain distributions on a per-share basis. After every distribution from the Portfolio, its share price drops by the amount of the distribution. Since dividends and capital gain distributions are reinvested, the total value of an account will not be affected by such distributions because, although the shares will have a lower price, there will be correspondingly more of them.

    |X| Tax Treatment to the Account as Shareholder. The portion of distributions attributable to the excess of the Portfolio's net long-term capital gain over its net short-term capital loss is generally characterized as long-term capital gain. The tax treatment of such dividends and distributions to an Account depends on the tax status of and the tax rules applicable to that Account, concerning which you should consult the prospectus of your insurance company's separate account. It is expected that shares of the Portfolio will be held by life insurance company separate accounts that fund variable contracts. Under current federal tax law, dividends and capital gains distributions paid by the Portfolio to reserves for a variable contract are not currently taxable.

     |X| Tax Status of the Portfolio. If the Portfolio qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid as dividends and distributions in accordance with the Code's requirements. The Portfolio did qualify during its last fiscal year and the Company intends that it will qualify in current and future years. The Portfolio also intends to follow certain portfolio diversification requirements under the Internal Revenue Code so that Accounts investing in the Portfolio may satisfy the tax diversification requirements to which they are subject. The above discussion relates solely to Federal tax laws. This discussion is not exhaustive and a qualified tax adviser should be consulted if you have any questions about the tax effects of your investment through a variable contract.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Portfolio's financial performance since its inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Portfolio's independent auditors, whose report, along with the Portfolio's financial statements, is included in the Statement of Additional Information, which is available on request.

For More Information about the International Equity Portfolio: The following additional information about the Portfolio is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Portfolio's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Portfolio's investments and performance is available in the Portfolio's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

----------------------------------------------------------------------------


How to Get More Information:


----------------------------------------------------------------------------
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Portfolio or your account:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

On the Internet:
You can read or down-load documents on the OppenheimerFunds web site: http://www.oppenheimerfunds.com You can also obtain copies of the Statement of Additional Information and other Portfolio documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

No one has been authorized to provide any information about the Portfolio or to make any representations about the Portfolio other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Portfolio, nor a solicitation of an offer to buy shares of the Portfolio, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

SEC File No. 811-3255
PR_____.0499  Printed on recycled paper.

-------------------------------------------------------------------------------
    Government Securities Portfolio
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
A Series of Panorama Series Fund, Inc.
-------------------------------------------------------------------------------


Prospectus dated April 30, 1999

      Government Securities Portfolio (the "Portfolio") is a mutual fund that seeks high current income with a high degree of safety of principal. The Portfolio invests primarily in debt instruments issued or guaranteed by the U.S. government or its agencies and instrumentalities, including mortgage-backed securities.

      Shares of the Portfolio are sold to provide benefits under variable life insurance policies and variable annuity contracts and other insurance company separate accounts. The investors in these insurance products determine whether, and to what extent, their investment should be allocated in shares of the Portfolio, or alternative investments. The prospectus for that insurance product (which accompanies this Prospectus) explains how to increase or decrease your indirect investment in the Portfolio.

      This Prospectus contains important information about the Portfolio's objective, its investment policies, strategies and risks. Please read this Prospectus carefully before you invest and keep it for future reference about your account.













As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Portfolio's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                                      11
                                       2
Contents

           About the Fund
-------------------------------------------------------------------------------

           The Portfolio's  Objective and Investment Strategies

           Main Risks of Investing in the Portfolio

           The Portfolio's  Past Performance

           About the Portfolio's  Investments

           How the Portfolio is Managed


           About Your Account
-------------------------------------------------------------------------------

           How to Buy and Sell Shares

           Dividends, Capital Gains and Taxes

           Financial Highlights


-------------------------------------------------------------------------------

About the Portfolio
-------------------------------------------------------------------------------

The Portfolio's Objective and Investment Strategies

-------------------------------------------------------------------------------
What Is the Portfolio's Investment Objective? The Portfolio's objective is to seek high current income with a high degree of safety of principal.
-------------------------------------------------------------------------------

What Does the Portfolio Invest In? The Portfolio invests mainly in U.S. government securities. These include debt securities that are issued or guaranteed by the United States Treasury, such as Treasury bills, bonds or notes, and securities issued or guaranteed by agencies or entities that are referred to as "instrumentalities" of the U.S. government. The Portfolio invests significant amounts of its assets in mortgage-related derivative securities, such as collateralized mortgage obligations and mortgage participation certificates.

      Not all of the U.S. government securities the Portfolio buys are backed by the full faith and credit of the U.S. government as to payment of interest and repayment of principal. Some are backed by the right of the entity to borrow from the U.S. Treasury. Others are backed only by the credit of the instrumentality. All of these different types of securities described above are generally referred to as "U.S. government securities" in this prospectus. The Portfolio can also buy securities issued by private issuers that do not have any U. S. government guarantees.

      The securities the Portfolio buys may pay interest at fixed or floating rates, or may be "stripped" securities. They may have short, medium or long-term maturities. The Portfolio can use hedging instruments and other derivative investments to try to enhance income and to manage investment risks. These investments are more fully explained in "About the Portfolio's Investments," below.

      |X| How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Portfolio, the portfolio managers research the
universe  of  U.S.   government   securities  and  private   mortgage   related
securities and weigh yields and relative values against risks. While this process and the inter-relationship of the factors used may change over time and may vary in particular cases, in general, they look for:
|_|   Sectors of the U.S.  government  debt market that they believe offer high relative value,
|_| Securities that have high income potential to help cushion total return against price volatility,
|_|   Securities that are less sensitive to changes in interest rates,
|_|   Different types of U.S. government and private issuer securities.

Who Is the Portfolio Designed For? The Portfolio is designed primarily for investors seeking current income from a Portfolio that also has the goal of preserving capital and invests mainly in U.S. government securities. However, the Portfolio's share price and income levels will fluctuate. The Portfolio's share price and distributions are not backed or guaranteed by the U.S. government. The Portfolio is intended to be a long-term investment, not a short-term trading vehicle. It may be appropriate for moderately conservative investors seeking current income.

Main Risks of Investing in the Portfolio

      All investments carry risks to some degree. The Portfolio's investments in debt securities are subject to changes in their value from a number of factors. They include changes in general bond market movements (this is referred to as "market risk"), or the change in value of particular bonds because of an event affecting the issuer (this is known as "credit risk"). Changes in interest rates can also affect the prices of debt securities (this is known as "interest rate risk"). Mortgage-related securities may also be subject to "prepayment risk," which can affect their yields and price volatility.

      These risks collectively form the risk profile of the Portfolio, and can affect the value of the Portfolio's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Portfolio. When you redeem your shares, they may be worth more or less than what you paid for them.

      The Portfolio's investment Manager, OppenheimerFunds, Inc., tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Portfolio attempts to reduce its exposure to market risks by not investing too great a percentage of the Portfolio's assets in any one type or issue of debt security (other than direct Treasury obligations, which have little credit risk). However, changes in the overall market prices of securities and their yield can occur at any time. The share price and yield of the Portfolio will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Portfolio will achieve its investment objective.

      |X| Interest Rate Risks. Debt securities are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of outstanding debt securities generally rise, and the bonds may sell for more than their face amount. When interest rates rise, the values of outstanding debt securities generally fall, and the bonds may sell at a discount from their face amount. The magnitude of these price changes is generally greater for bonds with longer maturities. However, interest rate changes may have different effects on the values of mortgage-related securities because of prepayment risks, discussed below.

      At times the Portfolio may buy longer-term debt securities to seek higher income. When the average maturity of the Portfolio's portfolio is longer, its share price may fluctuate more when interest rates change. The Portfolio may buy zero-coupon or "stripped" securities, which are particularly sensitive to interest rate changes and the rate of principal payments (and prepayments), and have prices that may go up or down more than other types of debt securities in response to those changes.

      |X| Prepayment Risk. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the mortgage-related securities that the Portfolio buys, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Additionally, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.
      If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

      |X| Credit Risk. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. While securities directly issued by the U.S. Treasury and certain agencies that are backed by the full faith and credit of the U.S. government have little credit risk and securities issued by other agencies of the U.S. government generally have low credit risks, securities issued by private issuers may have greater credit risks. If the issuer fails to pay interest, the Portfolio's income may be reduced and if the issuer fails to repay principal, the value of that bond and of the Portfolio's shares may be reduced.

      |X| There are Special Risks in Using Derivative Investments. The Portfolio may use derivatives to seek increased returns or to try to hedge investment risks and preserve capital. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, stripped securities, collateralized mortgage obligations, and interest rate swaps are examples of derivatives.

      If the issuer of the derivative does not pay the amount due, the Portfolio can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Portfolio's share price could decline or the Portfolio could get less income than expected. The Portfolio has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Portfolio to lose money on its investments and/or increase the volatility of its share prices.

How Risky is the Portfolio Overall? Although U.S. government securities that are backed by the full faith and credit of the U.S. government have little credit risk, they are subject to interest rate risks. Collateralized mortgage obligations and other mortgage related securities in particular are subject to a number of risks that can affect their values. These risks can cause the Portfolio's share price to fluctuate and can affect its yield. The Portfolio is generally less aggressive than other types of bond funds, particularly those that invest in lower-grade securities. It is more risky than a money market Portfolio or a Portfolio that invests only in U.S. Treasury securities.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's Past Performance

      The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Portfolio's performance from year to year since its inception and by showing how the average annual total returns of the Portfolio's shares compare to those of a broad-based market index. The Portfolio's past investment performance is not necessarily an indication of how the Portfolio will perform in the future.

                 Annual Total Returns (as of 12/31 each year) [See appendix to prospectus for data in bar chart showing annual total returns]


Charges imposed by the separate accounts that invest in the Portfolio are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was ____% (_Q_) and the lowest return (not annualized) for a calendar quarter was ____% (_Q_).

----------------------------------------------------------------------

Average     Annual
Total  Returns for
the        periods
ending    December                                       Life of
31, 1998             Past 1 Year      Past 5 Years      Portfolio
----------------------------------------------------------------------
----------------------------------------------------------------------
Government
Securities
Portfolio               8.14%            6.29%            7.39%*
----------------------------------------------------------------------
----------------------------------------------------------------------
Merrill Lynch
Government Master
Index                   ____%            ____%            ____%*
----------------------------------------------------------------------
* Inception date of the Portfolio was 5/13/92. The index performance is shown from 4/30/92.

The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Portfolio invests primarily in U.S. government securities, the Portfolio's performance is compared to the Merrill Lynch Government Master Index, an unmanaged composite index of both the Treasury and Agency Master Indices. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of capital gains or transaction costs, and the Portfolio's investments may vary from those in the index.

About the Portfolio's Investments

The Portfolio's Principal Investment Policies. The composition of the Portfolio's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Portfolio's portfolio might not always include all of the different types of investments described in this Prospectus.
      |_|  Under  normal  market  conditions,   as  a  fundamental  policy  the
Portfolio  invests  at  least  65% of  its  total  assets  in  U.S.  government securities.
      |_|  U.S.  government   securities  the  Portfolio  buys  are  issued  or
guaranteed by the U.S. government or its agencies or instrumentalities.
      |_| The Portfolio can also buy some securities of private issuers that have no government backing.

      The Statement of Additional Information contains more detailed information about the Portfolio's investment policies and risks.

U.S. Government Securities. These are securities issued or guaranteed by the U.S. Treasury or U.S. government agencies or instrumentalities:

      |X| U.S. Treasury Obligations. These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years), and Treasury bonds (having maturities of more than ten years). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Portfolio can buy U. S. Treasury securities that have been "stripped" of their coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").

      |X| Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage related securities that have different levels of credit support from the U.S.
government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association (called "Ginnie Mae") pass-through mortgage certificates. Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association ("Fannie Mae") bonds. Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation ("Freddie Mac") obligations.

           |_| Mortgage-Related U.S. Government Securities. These include interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The Portfolio can have significant amounts of its assets invested in mortgage related U.S. government securities.

      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced and the Portfolio may have to reinvest the prepayment proceeds at lower interest rates, which could reduce its yield. When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long term security, subject to greater fluctuations in value. These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Portfolio's share prices.

      CMOs issued by private issuers are not U.S. government securities, and are subject to greater credit risks than CMOs that are U.S. government securities.

      |X| Can the Portfolio's Investment Objective and Policies Change? The Portfolio's Board of Directors may change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Portfolio's outstanding voting shares. The Portfolio's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

      |X| Portfolio Turnover. The Portfolio may engage in some short-term trading to try to achieve its objective. While portfolio turnover may affect transaction costs the Portfolio pays, in most cases it does not pay brokerage commissions on debt securities it buys. The Financial Highlights table below shows the Portfolio's portfolio turnover rates during prior fiscal years.

Other Investment Strategies. To seek its objective, the Portfolio can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

      |X| Private-Issuer Securities. The Portfolio can invest a substantial portion (up to 35%) of its assets in securities issued by private issuers, that do not offer the credit backing of U.S. government securities. Primarily these include mortgage-related securities of private issuers, such as multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. The Portfolio can buy other types of asset-backed securities collateralized by loans or other assets or receivables.

      Private issuer securities are subject to the credit risks of the issuers. There is the risk that the issuers may not make timely payment of interest or repay principal when due, although in some cases they may be supported by insurance or guarantees. The Portfolio limits its investments in private issuer securities to securities rated within the four highest rating categories of Moody's Investors Service, Inc. or Standard & Poor's Rating Service, or, if unrated, assigned a comparable rating by the Manager. These are known as "investment-grade" securities. A reduction in the rating of a security after its purchase by the Portfolio will not automatically require the Portfolio to dispose of that security. However, the Manager will evaluate those securities to determine whether to keep them in the Portfolio's portfolio.

      |X| Repurchase Agreements. In a repurchase agreement, the Portfolio buys a security and simultaneously agrees to sell it back at a higher price in the future. Delays or losses could occur if the other party to the agreement defaults or becomes insolvent. These are used primarily for cash management and liquidity purposes.

      |X| Illiquid and Restricted Securities. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Portfolio will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers are not subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

      |X| Derivative Investments. The Portfolio can invest in a number of different kinds of "derivative" investments. In the broadest sense, collateralized mortgage obligations and other mortgage-related securities, as well as exchange-traded options, futures contracts and other hedging instruments the Portfolio can use may be considered "derivative investments." In addition to using hedging instruments, the Portfolio can use other derivative investments because they offer the potential for increased income, such as interest rate swap agreements.

      Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Portfolio could realize less principal or income from the investment than expected. Certain derivative investments held by the Portfolio may be illiquid.
      |X| Hedging. The Portfolio can buy and sell certain kinds of futures contracts, call options, interest rate swaps and options on futures and debt securities indices. These are all referred to as "hedging instruments." The Portfolio does not use hedging instruments for speculative purposes, and has limits on its use of them. The Portfolio is not required to use hedging investments in seeking its goal.

      The Portfolio could buy and sell options and futures for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

      Some of these strategies would hedge the Portfolio's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Portfolio's exposure to the securities market. Writing covered call options might also provide income to the Portfolio for liquidity purposes or to raise cash to distribute to shareholders.

      Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Portfolio is exercised on an investment that has increased in value, the Portfolio will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.

      If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Portfolio's return. The Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Portfolio invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Portfolio and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Portfolio's investments and returns.

      The Manager and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of brokers, information services, the Portfolio's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.


How the Portfolio Is Managed

The Manager. The Portfolio's investment Manager, OppenheimerFunds, Inc., chooses the Portfolio's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Directors, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Portfolio to the Manager and describes the expenses that the Portfolio is responsible to pay to conduct its business.

      The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other mutual funds, with assets of more than $95 billion as of December 31, 1998, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

|X| Portfolio Managers. The Portfolio is managed by John Kowalik and David Negri. Mr. Kowalik, who became a portfolio manager of the Portfolio on October 27, 1998, is a Vice President of the Portfolio and a Senior Vice President of the Manager. Prior to joining the Manager in July 1998, he was Managing Director and senior portfolio manager for Prudential Investments Global Fixed Income Group. Mr. Negri became a portfolio manager of the Portfolio on January 1, 1999. Mr. Negri is a Vice President of the Portfolio and a Senior Vice President of the Manager. Each is an officer and portfolio manager of other mutual funds.

      |X| Advisory Fees. Under the Investment Advisory Agreement, the Portfolio pays the Manager an advisory fee at an annual rate that declines on additional assets as the Portfolio grows: 0.525% of the first $300 million of average daily net assets of the Fund, 0.500% of the next $100 million, and 0.450% of average daily net assets in excess of $400 million. The Portfolio's management fee for its last fiscal year ended December 31, 1998 was ____% of average daily net assets.


-------------------------------------------------------------------------------
About Your Account
-------------------------------------------------------------------------------

How to Buy and Sell Shares

    Shares of the Portfolio are offered for purchase as an investment medium for variable life insurance policies and variable annuity contracts and other insurance company separate accounts, as described in the accompanying account Prospectus. All the information you need on how to buy or sell shares through your account investment are described in that prospectus. You cannot contact the Portfolio or its transfer agent directly, as all the records that identify you as an indirect investor are maintained by the insurance company sponsoring your separate account investment, or its servicing agents. Dividends, Capital Gains and Taxes

Dividends. The Portfolio intends to declare dividends separately for each class of shares from net investment income on an annual basis.

Capital Gains. The Portfolio may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Portfolio may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Portfolio will pay any capital gains distributions in a particular year.

Tax Treatment to the Account As Shareholder. Dividends paid by the Portfolio from its ordinary income and distributions of its net realized short-term or long-term capital gains are includable in gross income of the Accounts holding such shares. The tax treatment of such dividends and distributions depends on the tax status of that Account.

    This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser or the sponsor of your separate account about the effect of an investment in the Portfolio on your particular tax situation.

Financial Highlights

The  Financial  Highlights  Table  is  presented  to  help  you  understand  the
Portfolio's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Portfolio's independent auditors, whose report, along with the Portfolio's financial statements, is included in the Statement of Additional Information, which is available on request.

For More Information about Government Securities Portfolio: The following additional information about the Portfolio is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Portfolio's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Portfolio's investments and performance is available in the Portfolio's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

----------------------------------------------------------------------------


How to Get More Information:


----------------------------------------------------------------------------
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Portfolio or your account:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

On the Internet:
You can read or down-load documents on the OppenheimerFunds web site: http://www.oppenheimerfunds.com You can also obtain copies of the Statement of Additional Information and other Portfolio documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

No one has been authorized to provide any information about the Portfolio or to make any representations about the Portfolio other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Portfolio, nor a solicitation of an offer to buy shares of the Portfolio, to any person in any state or other jurisdiction where it is unlawful to make such an offer.



SEC File No. 811-3255
PR0___.0499  Printed on recycled paper.

                            Appendix to Prospectus of
                         Government Securities Portfolio


      Graphic  material  included in the  Prospectus of  Government  Securities
Portfolio: "Annual Total Returns (as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Government Securities Portfolio (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Portfolio for each of the ten most recent calendar years. Set forth below are the relevant data points that will appear in the bar chart:

--------------------------------------------------
Calendar  Year  Ended     Annual Total Return
12/31
--------------------------------------------------
--------------------------------------------------
1989                               %
--------------------------------------------------
--------------------------------------------------
1990                               %
--------------------------------------------------
--------------------------------------------------
1991                               %
--------------------------------------------------
--------------------------------------------------
1992                               %
--------------------------------------------------
--------------------------------------------------
1993                               %
--------------------------------------------------
--------------------------------------------------
1994                               %
--------------------------------------------------
--------------------------------------------------
1995                               %
--------------------------------------------------
--------------------------------------------------
1996                               %
--------------------------------------------------
--------------------------------------------------
1997                               %
--------------------------------------------------
--------------------------------------------------
1998                               %
--------------------------------------------------

-------------------------------------------------------------------------------
    Growth Portfolio
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
A Series of Panorama Series Fund, Inc.
-------------------------------------------------------------------------------


Prospectus dated April 30, 1999

      Growth Portfolio (the "Portfolio") is a mutual fund that seeks long-term growth of capital. It invests mainly in common stocks with low price-earnings ratios and better-than-anticipated earnings.

      Shares of the Portfolio are sold to provide benefits under variable life insurance policies and variable annuity contracts and other insurance company separate accounts. The investors in these insurance products determine whether, and to what extent, their investment should be allocated in shares of the Portfolio, or alternative investments. The prospectus for that insurance product (which accompanies this Prospectus) explains how to increase or decrease your indirect investment in the Portfolio.

      This Prospectus contains important information about the Portfolio's objective, its investment policies, strategies and risks. Please read this Prospectus carefully before you invest and keep it for future reference about your account.












As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Portfolio's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents

           About the Portfolio
-------------------------------------------------------------------------------

           The Portfolio's Objective and Investment Strategies

           Main Risks of Investing in the Portfolio

           The Portfolio's Past Performance

           About the Portfolio's Investments

           How the Portfolio is Managed


           About Your Account
-------------------------------------------------------------------------------

           How to Buy and Sell Shares

           Dividends, Capital Gains and Taxes

           Financial Highlights

-------------------------------------------------------------------------------
About the Portfolio
-------------------------------------------------------------------------------

The Portfolio's Objective and Investment Strategies

-------------------------------------------------------------------------------
What Is the Portfolio's Investment Objective? The Portfolio's objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration.
-------------------------------------------------------------------------------

What Does the Portfolio Invest In? The Portfolio invests mainly in common stocks. The Portfolio can buy other equity investments, including preferred stocks, rights and warrants and convertible securities. The Portfolio can buy securities of U.S. and foreign companies of different capitalization ranges, although there are limits on the Portfolio's investments in foreign securities.

      The Portfolio can also invest (normally, not more than 10% of its net assets) in debt securities, such as U.S. government securities and corporate debt obligations, including corporate bonds rated below investment grade. Under normal market conditions the Portfolio can hold cash and cash equivalents for liquidity purposes. The Portfolio can also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Portfolio's Investments," below.

      |X| How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for purchase or sale by the Portfolio, the portfolio managers use an investment process that combines a disciplined value style with growth strategies. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the investment selection process includes the strategies described below: |_| The portfolio managers use a quantitative valued-oriented investment discipline to identify undervalued stocks or stocks out of favor in the market in combination with "fundamental" analysis of an issuer's financial condition to search for stocks that have growth potential.
|_| In selecting stocks, they use value investing techniques to identify a universe of stocks that are undervalued in the market, focusing on stocks that have lower price/earnings (P/E) ratios compared, for example, to the P/E ratio of the S&P 500 Index.
|_|   The  portfolio  managers  use  quantitative  tools,   including  internal
             research and analysis by other market analysts, to identify stocks within the selected universe that may provide growth opportunities, for example, by selecting stocks of issuers that have better earnings than analysts have expected ("positive earnings surprise"). The expectation is that the stock will increase in value when the market re-evaluates the issuer's earnings expectations and price/earnings ratio.
           |_| If the P/E ratio of a stock held by the Portfolio moves significantly above the P/E ratio of the broad market benchmark the portfolio managers use, or if the issuer reports a material earnings disappointment, the portfolio managers will consider selling the stock.

Who Is the Portfolio Designed For? The Portfolio is designed primarily for investors seeking capital growth in their investment over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a moderately aggressive fund focusing on stock investments. Since the Portfolio's income level will fluctuate and will likely be small, it is not designed for investors needing an assured level of current income.

Main Risks of Investing in the Portfolio

      All investments carry risks to some degree. The Portfolio's investments in stocks are subject to changes in their value from a number of factors. They include changes in general stock market movements (this is referred to as "market risk"), or the change in value of particular stocks because of an event affecting the issuer.

      At times, the Portfolio may increase the emphasis of its investments in a particular industry. Therefore, it may be subject to the risks that economic, political or other events can have a negative effect on the values of issuers in that particular industry (this is referred to as "industry risk"). The Portfolio's value selection strategy might not produce the desired investment results if the securities selected do not appreciate in value over time. Changes in interest rates can also affect stock and bond prices (this is known as "interest rate risk").

      These risks collectively form the risk profile of the Portfolio and can affect the value of the Portfolio's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

      The Portfolio's investment Manager, OppenheimerFunds, Inc., tries to reduce risks by carefully researching securities before they are purchased. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Portfolio's assets in any one company. Also, the Portfolio does not concentrate 25% or more of its investments in any one industry. However, changes in the overall market prices of securities and the income they pay can occur at any time.

      The share price of the Portfolio will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Portfolio will achieve its investment objective.

      |X| Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Portfolio currently focuses its investments in stocks, the value of the Portfolio's portfolio will be affected by changes in the stock markets. Market risk will affect the Portfolio's net asset value per share, which will fluctuate as the values of the Portfolio's portfolio securities change.

      A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. In particular, because the Portfolio currently emphasizes investments in stocks of U.S. issuers, it will be primarily affected by changes in U.S.
stock markets.

      Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. To the extent that the Portfolio is emphasizing investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Portfolio can invest in securities of large companies but it can also buy stocks of small and medium-size companies, which may have more volatile stock prices than stocks of large companies.

How Risky is the Portfolio Overall? The Portfolio focuses its investments on stocks for long-term growth. In the short term, the stock markets can be volatile, and the price of the Portfolio's shares will go up and down. The Portfolio's income-oriented investments may help cushion the Portfolio's total return from changes in stock prices, but fixed-income securities have their own risks and are not the primary focus of the Fund. The Portfolio is generally more conservative than aggressive growth stock funds, but more aggressive than funds that invest in stocks and bonds.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's Past Performance

The bar chart and table below show one measure of the risks of investing in the Portfolio, by showing changes in the Portfolio's performance from year to year for the last ten calendar years and by showing how the average annual total returns of the Portfolio's shares compare to those of a broad-based market index. The Portfolio's past investment performance is not necessarily an indication of how the Portfolio will perform in the future.

                 Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]


Charges imposed by the separate accounts that invest in the Portfolio are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was ____% (__Q'__) and the lowest return (not annualized) for a calendar quarter was ____% (__Q'__).

--------------------------------------------------------------------

Average    Annual
Total     Returns
for  the  periods
ending   December   Past 1 Year      Past 5 Years    Past 10 Years
31, 1998
--------------------------------------------------------------------
--------------------------------------------------------------------
Growth Portfolio         %                %               %*
--------------------------------------------------------------------
--------------------------------------------------------------------
S&P 500 Index            %                %               %*
--------------------------------------------------------------------
The index performance is shown from 1/1/89 to compare to the performance of Portfolio shares for 10 years.

The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Portfolio invests primarily in stocks, the Portfolio's performance is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of capital gains or transaction costs. Also, the Portfolio may have investments that vary from the index.


About the Portfolio's Investments

The Portfolio's Principal Investment Policies. The composition of the Portfolio's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Portfolio's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Portfolio's investment policies and risks.

      |X| Stock Investments. The Portfolio invests primarily in a diversified portfolio of common stocks of issuers that may be of small, medium or large capitalization, to seek capital growth. The Portfolio can invest in other equity securities, including preferred stocks, rights and warrants, and securities convertible into common stock. They can include securities issued by domestic or foreign companies. However, the Portfolio currently emphasizes investments in stocks of U.S. issuers.

      The Portfolio's investments in convertible securities may include securities rated as low as "B" by Moody's Investor Services, Inc. or Standard & Poor's Rating Service or having comparable ratings by other national rating organizations. Those ratings are below "investment grade" and the securities are subject to greater risk of default by the issuer than investment grade securities. However, the Manager considers convertible securities to be "equity equivalents" because of the conversion feature, and their rating has less impact on the investment decision than in the case of other debt securities.

      |X| Can the Portfolio's Investment Objective and Policies Change? The Portfolio's Board of Directors may change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Portfolio's outstanding voting shares. The Portfolio's investment objective is not a fundamental policy, but will not be changed by the Portfolio's Board of Directors without at least 30 days' advance notice to shareholders.

      Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

      |X| Portfolio Turnover. The Portfolio ordinarily does not engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Portfolio pays. If the Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table below shows the Portfolio's portfolio turnover rates during prior fiscal years.

Other Investment Strategies. To seek its objective, the Portfolio can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

      |X| Debt Securities. Under normal market conditions, the Portfolio can invest in debt securities, such as securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, foreign government securities, and foreign and domestic corporate bonds and debentures. Normally these investments are limited to not more than 10% of the Portfolio's net assets.

      The debt securities the Portfolio buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. The Portfolio's debt investments may be "investment grade" (that is, in the four highest rating categories of a national rating organization) or may be lower-grade securities (sometimes called "junk bonds") rated as low as "B," as described above.

           |_| Special Credit Risks of Lower-Grade Securities. All corporate debt securities (whether foreign or domestic) are subject to some degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments on a security as they become due. While investment grade securities are subject to risks of non-payment of interest and principal, generally, higher yielding lower-grade bonds, whether rated or unrated, have greater risks than investment grade securities.

      These securities may be subject to greater market fluctuations and risk of loss of income and principal than investment grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds. These risks mean that the Portfolio's net asset value per share could be reduced by declines in value of these securities.

           |_| Interest Rate Risks. The values of debt securities are subject to change when prevailing interest rates change. When interest rates fall, the value of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. The Portfolio's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Portfolio's investments in debt securities.

      |X| Cash and Cash Equivalents. Under normal market conditions the Portfolio can invest in cash and cash equivalents of the types described below in "Temporary Defensive Investments." This strategy would be used primarily for cash management or liquidity purposes. To the extent that the Portfolio uses this strategy, it might reduce its opportunities to seek its objective of long-term growth.

      |X| Risks of Foreign Investing. The Portfolio can buy securities of companies or governments in any country, developed or underdeveloped. As a fundamental policy, the Portfolio cannot invest more than 10% of its total assets in foreign securities. As an exception to that restriction the Portfolio can invest up to 25% of its total assets in foreign equity or debt securities that are:
           |_| issued, assumed or guaranteed by foreign governments or their political subdivisions or instrumentalities, |_| assumed or guaranteed by domestic issuers (including Eurodollar securities), or |_| issued, assumed or guaranteed by foreign issuers that have a class of securities listed for trading on The New York Stock Exchange.

      While foreign securities offer special investment opportunities, there are also special risks, such as foreign taxation, risks of delays in settlements of securities transactions, and the effects of a change in value of a foreign currency against the U.S. dollar, which will result in a change in the U.S. dollar value of securities denominated in that foreign currency.

      |X| Derivative Investments. The Portfolio can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, exchange-traded options, futures contracts, and other hedging instruments the Portfolio might use may be considered "derivative investments." The Portfolio has limits on the amount of particular types of derivatives it can hold. Currently the Portfolio does not use those types of investments to a significant degree.

           |_| There are Special Risks in Using Derivative Investments. Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Portfolio could realize less principal or income from the investment than expected. Certain derivative investments held by the Portfolio may be illiquid. If the issuer of the derivative does not pay the amount due, the Portfolio can lose money on the investment. If that happens, the Portfolio's share price could decline or the Portfolio could get less income than expected. However, using derivatives can cause the Portfolio to lose money on its investments and/or increase the volatility of its share prices.

      |X| Hedging. The Portfolio can write covered calls on securities, futures and stock indices, and can buy and sell certain kinds of futures contracts and forward contracts. These are all referred to as "hedging instruments." The Portfolio does not use hedging instruments for speculative purposes, and has limits on its use of them. The Portfolio is not required to use hedging instruments in seeking its goal and currently does not use them to a significant degree.

      Options trading involves the payment of premiums and has special tax effects on the Portfolio. There are also special risks in particular hedging strategies. For example, if a covered call written by the Portfolio is exercised on an investment that has increased in value, the Portfolio will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.

      If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Portfolio's return. The Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

      |X| Temporary Defensive Investments. In times of unstable market or economic conditions, the Portfolio can invest up to 100% of its assets in temporary defensive investments. Generally they would be high-quality, short-term money market instruments, such as U.S. government securities, highly-rated commercial paper, short-term corporate debt obligations, bank deposits or repurchase agreements. The Portfolio may also hold these types of securities pending the investment of proceeds from the sale of Portfolio shares or portfolio securities or to meet anticipated redemptions of Portfolio shares. To the extent the Portfolio invests defensively in these securities, it may not achieve its investment objective of capital growth.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Portfolio invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Portfolio and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Portfolio's investments and returns.

      The Manager and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of brokers, information services, the Portfolio's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.


How the Portfolio Is Managed

The Manager. The Portfolio's investment Manager, OppenheimerFunds, Inc., chooses the Portfolio's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Directors, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Portfolio to the Manager and describes the expenses that the Portfolio is responsible to pay to conduct its business.

      The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other mutual funds, with assets of more than $95 billion as of December 31, 1998, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

      |X| Portfolio Managers. The Portfolio has a portfolio management team consisting of three portfolio managers. The principal portfolio manager, Peter
M. Antos, is a Vice President of the Portfolio and a Senior Vice President of the Manager. He has been the Portfolio's senior portfolio manager since 1989 and is an officer and portfolio manager of other mutual funds. Prior to joining the Manager in 1996, he was employed by the G.R. Phelps & Co., Inc., the Portfolio's prior investment adviser.

      Portfolio managers Michael C. Strathearn and Kenneth B. White are also Vice Presidents of the Portfolio and the Manager and serve as officers and portfolio managers of other mutual funds. Before joining the Manager in 1996, each was employed by Connecticut Mutual Life Insurance Company, the then-parent of G.R. Phelps. They have been portfolio managers of the Portfolio since 1988 and 1992, respectively.

      |X| Advisory Fees. Under the Investment Advisory Agreement, the Portfolio pays the Manager an advisory fee at an annual rate that declines on additional assets as the Portfolio grows: 0.625% of the first $300 million of average daily net assets of the Fund, 0.500% of the next $100 million, and 0.450% of average daily net assets in excess of $400 million. The Portfolio's management fee for its last fiscal year ended December 31, 1998, was ___% of average annual net assets for each class of shares.


-------------------------------------------------------------------------------
About Your Account
-------------------------------------------------------------------------------

How to Buy and Sell Shares

    Shares of the Portfolio are offered for purchase as an investment medium for variable life insurance policies and variable annuity contracts and other insurance company separate accounts, as described in the accompanying account Prospectus. All the information you need on how to buy or sell shares through your account investment are described in that prospectus. You cannot contact the Portfolio or its transfer agent directly, as all the records that identify you as an indirect investor are maintained by the insurance company sponsoring your separate account investment, or its servicing agents.

Dividends, Capital Gains and Taxes

Dividends. The Portfolio intends to declare dividends separately for each class of shares from net investment income on an annual basis.

Capital Gains. The Portfolio may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Portfolio may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Portfolio will pay any capital gains distributions in a particular year.

Tax Treatment to the Account As Shareholder. Dividends paid by the Portfolio from its ordinary income and distributions of its net realized short-term or long-term capital gains are includable in gross income of the Accounts holding such shares. The tax treatment of such dividends and distributions depends on the tax status of that Account.

    This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser or the sponsor of your separate account about the effect of an investment in the Portfolio on your particular tax situation.

Financial Highlights

The  Financial  Highlights  Table  is  presented  to  help  you  understand  the
Portfolio's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Portfolio's independent auditors, whose report, along with the Portfolio's financial statements, is included in the Statement of Additional Information, which is available on request.

For More Information:
The following additional information about the Portfolio is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Portfolio's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Portfolio's investments and performance is available in the Portfolio's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

----------------------------------------------------------------------------


How to Get More Information:


----------------------------------------------------------------------------
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Portfolio or your account:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

On the Internet:
You can read or down-load documents on the OppenheimerFunds web site: http://www.oppenheimerfunds.com You can also obtain copies of the Statement of Additional Information and other Portfolio documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

No one has been authorized to provide any information about the Portfolio or to make any representations about the Portfolio other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Portfolio, nor a solicitation of an offer to buy shares of the Portfolio, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

SEC File No. 811-3255
PR0___.0499  Printed on recycled paper.

                            Appendix to Prospectus of
                 Panorama Series Fund, Inc. - Growth Portfolio


      Graphic material included in the Prospectus of Growth Portfolio: "Annual Total Returns (as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Growth Portfolio (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Portfolio for each of the ten most recent calendar years. Set forth below are the relevant data points that will appear in the bar chart:

--------------------------------------------------
Calendar  Year  Ended     Annual Total Return
12/31
--------------------------------------------------
--------------------------------------------------
1989                               %
--------------------------------------------------
--------------------------------------------------
1990                               %
--------------------------------------------------
--------------------------------------------------
1991                               %
--------------------------------------------------
--------------------------------------------------
1992                               %
--------------------------------------------------
--------------------------------------------------
1993                               %
--------------------------------------------------
--------------------------------------------------
1994                               %
--------------------------------------------------
--------------------------------------------------
1995                               %
--------------------------------------------------
--------------------------------------------------
1996                               %
--------------------------------------------------
--------------------------------------------------
1997                               %
--------------------------------------------------
--------------------------------------------------
1998                               %
--------------------------------------------------

-------------------------------------------------------------------------------
    Total Return Portfolio
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
A Series of Panorama Series Fund, Inc.
-------------------------------------------------------------------------------


Prospectus dated April 30, 1999

      Total Return Portfolio (the "Portfolio") is a mutual fund that seeks to maximize total investment return mainly by allocating its assets among investments in stocks, corporate bonds, U.S. government securities and money market instruments.

      Shares of the Portfolio are sold to provide benefits under variable life insurance policies and variable annuity contracts and other insurance company separate accounts. The investors in these insurance products determine whether, and to what extent, their investment should be allocated in shares of the Portfolio, or alternative investments. The prospectus for that insurance product (which accompanies this Prospectus) explains how to increase or decrease your indirect investment in the Portfolio.

      This Prospectus contains important information about the Portfolio's objective, its investment policies, strategies and risks. Please read this Prospectus carefully before you invest and keep it for future reference about your account.











As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Portfolio's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents

           About the Portfolio
-------------------------------------------------------------------------------

           The Portfolio's Objective and Investment Strategies

           Main Risks of Investing in the Portfolio

           The Portfolio's Past Performance

           About the Portfolio's Investments

           How the Portfolio is Managed


           About Your Account
-------------------------------------------------------------------------------

           How to Buy and Sell Shares

           Dividends, Capital Gains and Taxes

           Financial Highlights

-------------------------------------------------------------------------------
About the Portfolio
-------------------------------------------------------------------------------

The Portfolio's Objective and Investment Strategies

-------------------------------------------------------------------------------
What Is the Portfolio's Investment Objective? The Portfolio's objective is to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions.
-------------------------------------------------------------------------------

What Does the Portfolio Invest In? The Portfolio invests mainly in stocks, bonds and money market instruments. The Manager can allocate the Portfolio's investments among these different types of securities in different amounts at different times to seek the Portfolio's goal. That allocation is based on the Manager's judgment of where the best opportunities are after evaluating market and economic conditions.

      At least 25% of the Portfolio's total assets will normally be invested in fixed income senior securities. Otherwise, the Portfolio is not required to allocate its investments among stocks, bonds and money market instruments in any fixed proportion but may have some of its assets invested in each asset class in relative proportions that change over time.

      |_| Equity Securities. The Portfolio can buy a variety of domestic and foreign equity investments, including common and preferred stocks, warrants and convertible securities (which the Manager considers to be "equity substitutes"). The Portfolio can buy securities of companies of different capitalization ranges. There are limits on the Portfolio's investments in foreign securities.

      |_| Debt Securities. The Portfolio can also invest in a variety of debt securities, including securities issued or guaranteed by the U.S. government and its agencies and instumentalities, including mortgage-related securities and collateralized mortgage obligations ("CMOs"). It can also buy municipal securities, foreign government securities, and domestic and foreign corporate debt obligations. The Portfolio can buy bonds rated below investment grade (these are commonly called "junk bonds"), but has limits on these investments.

      |_| Money Market Instruments. Under normal market conditions (when the equity and debt securities markets are not unstable, in the Manager's view), the Portfolio can hold money market instruments, such as short-term U.S.
government securities and commercial paper.

      The Portfolio can also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Portfolio's Investments," below.

      |X| How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for purchase or sale by the Portfolio, the portfolio managers use an investment process that uses quantitative tools to analyze market dynamics and economic trends, to determine the allocation of the Portfolio's portfolio over different asset classes. In selecting stocks for the portfolio, the portfolio managers use a disciplined value investment style. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the investment selection process includes the strategies described below: |_| The portfolio managers use a quantitative analysis of the equity and debt securities markets to determine the asset allocation of the Portfolio's portfolio. They analyze market trends, general economic data and relative performance of the asset classes in which the Portfolio can invest. For example, during periods of slowing corporate growth rates, they may shift more assets to bonds and other fixed-income securities.
|_| In selecting stocks, they use value investing techniques to identify a universe of stocks that are undervalued in the market, focusing on stocks that have lower price/earnings (P/E) ratios compared, for example, to the P/E ratio of the S&P 500 Index.
|_|   The portfolio  managers use both quantitative and fundamental  analytical tools, including internal research and reports by other market analysts, to identify stocks within the selected universe that may provide growth opportunities, for example, by selecting stocks of issuers that have better earnings than analysts have expected ("positive earnings surprise"). The expectation is that the these stocks will increase in value when the market re-evaluates the issuers and the price/earnings ratios of the stocks.
|_| If the P/E ratio of a stock held by the Portfolio moves significantly above the P/E ratio of the broad market benchmark the portfolio managers use, or if the issuer's business fundamentals decline, the portfolio managers will consider selling the stock.
|_| In selecting bonds, the portfolio managers normally expect that portion of the Portfolio's portfolio to have an average maturity (measured on a dollar-weighted basis) of between 6 to 14 years.

Who Is the Portfolio Designed For? The Portfolio is designed primarily for investors seeking total investment return over the long term from a portfolio investing in different asset classes, including stocks and bonds. Because the Portfolio invests a portion of its assets in stocks, those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a Portfolio that can have substantial stock investments. Since the Portfolio's income level will fluctuate and will likely be small, it is not designed for investors needing an assured level of current income.

Main Risks of Investing in the Portfolio

      All investments carry risks to some degree. The Portfolio's investments in stocks and bonds are subject to changes in their value from a number of factors. They include changes in general stock and bond market movements (this is referred to as "market risk"), or the change in value of particular stocks and bonds because of an event affecting the issuer (this is referred to as "credit risk").

      The Portfolio's value selection strategy might not produce the desired investment results if the securities selected do not appreciate in value over time. Changes in interest rates can also affect stock and bond prices (this is known as "interest rate risk").

      These risks collectively form the risk profile of the Portfolio and can affect the value of the Portfolio's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

      The Portfolio's investment Manager, OppenheimerFunds, Inc., tries to reduce risks by carefully researching securities before they are purchased. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Portfolio's assets in any one company. Also, the Portfolio does not concentrate 25% or more of its investments in any one industry. However, changes in the overall market prices of securities and the income they pay can occur at any time.

      The share price of the Portfolio will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Portfolio will achieve its investment objective.

|X| Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Portfolio currently has substantial investments in stocks, the value of the Portfolio's portfolio will be affected by changes in the stock markets. Market risk will affect the Portfolio's net asset value per share, which will fluctuate as the values of the Portfolio's portfolio securities change.

      A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. In particular, because the Portfolio currently emphasizes investments in stocks of U.S. issuers, it will be primarily affected by changes in U.S.
stock markets.

      Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. To the extent that the Portfolio is emphasizing investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Portfolio can invest in securities of large companies but it can also buy stocks of small and medium-size companies, which may have more volatile stock prices than stocks of large companies.

      |X| Credit Risk. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Portfolio's income may be reduced and if the issuer fails to repay principal, the value of that bond and of the Portfolio's shares may be reduced. While the Portfolio's investments in U.S. government securities are subject to little credit risk, the Portfolio's other investments in debt securities, particularly high-yield lower-grade debt securities, are subject to risks of default.

      |X| Interest Rate Risks. The values of debt securities, including U.S. government securities, are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. The Portfolio's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Portfolio's investments in debt securities.

      |X| Prepayment Risk. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the CMOs and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.

      If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

      |X| There are Special Risks in Using Derivative Investments. The Portfolio can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, mortgage-related securities and CMOs, asset-backed securities and "stripped" securities are examples of derivatives the Portfolio can use.

      If the issuer of the derivative does not pay the amount due, the Portfolio can lose money on the investment. If that happens, the Portfolio's share price could decline or the Portfolio could get less income than expected. The Portfolio has limits on the amounts of particular types of derivatives it can hold. However, using derivatives can cause the Portfolio to lose money on its investments and/or increase the volatility of its share prices.

How Risky is the Portfolio Overall? The Portfolio's investments in stocks for long-term growth expose the Portfolio to the risk that in the short term, the stock markets can be volatile, and the price of the Portfolio's shares will go up and down as a result. The Portfolio's income-oriented investments may help cushion the Portfolio's total return from changes in stock prices, but fixed-income securities have their own risks, such as the risk of default and changes in value when interest rates change. The Portfolio seeks to reduce the effects of these risks by diversifying its investments over different asset classes and different types of securities. The Portfolio is generally more conservative than aggressive growth stock funds, but more aggressive than funds that invest solely in investment grade bonds.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's Past Performance

The bar chart and table below show one measure of the risks of investing in the Portfolio, by showing changes in the Portfolio's performance from year to year for the last ten calendar years and by showing how the average annual total returns of the Portfolio's shares compare to those of a broad-based market index. The Portfolio's past investment performance is not necessarily an indication of how the Portfolio will perform in the future.

                 Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]


Charges imposed by the separate accounts that invest in the Portfolio are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was ____% (__Q'__) and the lowest return (not annualized) for a calendar quarter was ____% (__Q'__).

--------------------------------------------------------------------

Average    Annual
Total     Returns
for  the  periods
ending   December   Past 1 Year      Past 5 Years    Past 10 Years
31, 1998
--------------------------------------------------------------------
--------------------------------------------------------------------
Total      Return        %                %               %*
Portfolio
--------------------------------------------------------------------
--------------------------------------------------------------------
S&P 500 Index            %                %               %*
--------------------------------------------------------------------
* The index performance is shown from 1/1/89 to compare to the performance of Class A shares for 10 years.

The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Portfolio invests primarily in stocks, the Portfolio's performance is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of capital gains or transaction costs. Also, the Portfolio may have investments that vary from the index.

About the Portfolio's Investments

The Portfolio's Principal Investment Policies. The composition of the Portfolio's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Portfolio's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Portfolio's investment policies and risks.

      |X| Stock and Other Equity Investments. The Portfolio can invest in the equity securities of issuers that may be of small, medium or large capitalization, to seek total investment return. The Portfolio can invest in common stock as well as other equity securities, including preferred stocks, rights and warrants, and securities convertible into common stock. These can include securities issued by domestic or foreign companies. However, the Portfolio investments in stocks are currently focused on those of U.S.
issuers.

           |_| Convertible Securities. Convertible securities are a form of debt security, but the Manager regards them as "equity substitutes" because of their feature allowing them to be converted into common stock. Therefore, their ratings have less impact on the Manager's investment decision than in the case of other debt securities. The Portfolio's investments in convertible securities may include securities rated as low as "B" by Moody's Investor Services, Inc. or Standard & Poor's Rating Service or having comparable ratings by other national rating organizations (or, if they are unrated, assigned by the Manager). Those ratings are below "investment grade" and the securities are subject to greater risk of default by the issuer than investment grade securities.


      |X| Debt Securities. The Portfolio can invest in a variety of debt securities to seek its goal. The debt securities the Portfolio buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. The Portfolio's debt investments may be "investment grade" (that is, in the four highest rating categories of a national rating organization) or may be lower-grade securities (sometimes called "junk bonds") rated as low as "B." The Portfolio does not invest more than 10% of its total assets in unrated debt securities.

      While the Portfolio can invest as much as 20% of its total assets in lower-grade securities, currently it does not intend to invest more than 10% of its total assets in these investments. While the Portfolio is not required to sell a bond that falls below that rating after the Portfolio buys it, the Manager will monitor the Portfolio's holdings to determine whether to sell these securities.

           |_| Special Credit Risks of Lower-Grade Securities. All corporate debt securities (whether foreign or domestic) are subject to some degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments on a security as they become due. Because the Portfolio can invest in securities rated below investment grade to seek high income, the Portfolio's credit risks are greater than those of Portfolios that buy only investment grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than higher-rated debt securities.

      Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. While investment grade securities are subject to risks of non-payment of interest and principal, generally, higher yielding lower-grade bonds, whether rated or unrated, have greater risks than investment grade securities. These securities may be subject to greater market fluctuations and risk of loss of income and principal than investment grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds. These risks mean that the Portfolio's net asset value per share could be reduced by declines in value of these securities, and it might not earn the income it expects.

           |_|  U.S.  Government   Securities.   The  Portfolio  can  invest  in
securities issued or guaranteed by the U.S. Treasury or other government agencies or corporate entities referred to as "instrumentalities." These are referred to as "U.S. government securities" in this Prospectus. They can include CMOs and other mortgage-related securities. Mortgage-related securities are subject to additional risks of unanticipated prepayments of the underlying mortgages, which can affect the income stream to the Portfolio from those securities as well as their values.

           |_| U.S. Treasury Obligations. These include Treasury bills (maturities of one year or less when issued), Treasury notes (maturities of from one to ten years), and Treasury bonds (maturities of more than ten years). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. They also can include U. S. Treasury securities that have been "stripped" by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury
Inflation-Protection Securities ("TIPS"). Although not rated, Treasury obligations have little credit risk but are subject to interest rate risk.

           |_| Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs"). These have relatively little credit risk.

           |_| Mortgage-Related U.S. Government Securities. These include interests in pools of residential or commercial mortgages, in the form of CMOs and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series with different interest rates  and  maturities.  The  collateral  is  either  in the  form of  mortgage
pass-through   certificates   issued  or  guaranteed   by  a  U.S.   agency  or
instrumentality or mortgage loans insured by a U.S. government agency. The Portfolio can have significant amounts of its assets invested in mortgage-related U.S. government securities.

      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. Additionally, the Portfolio may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Portfolio's total return.

      When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Portfolio's share prices. Additionally, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

           |_| Private-Issuer Mortgage-Backed Securities. The Portfolio can invest a substantial portion of its assets in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities. Private issuer securities are subject to the credit risks of the issuers, although in some cases they may be supported by insurance or guarantees. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers.

           |_| Asset-Backed Securities. The Portfolio can buy other types of asset-backed securities that are fractional interests in pools of loans collateralized by loans or other assets or receivables. They are issued by trusts and special purpose corporations, that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

      |X| Money Market Instruments and Short-Term Debt Securities. Under normal market conditions the Portfolio can invest in a variety of short-term debt obligations having a maturity of one year or less. These include:
           |_| Money market instruments. Generally, these are debt obligations having ratings in the top two rating categories of national rating organizations (or equivalent ratings assigned by the Manager). Examples include commercial paper of domestic issuers or foreign companies (foreign issuers must have assets of $1 billion or more).
           |_|  Short-term   debt   obligations  of  the  U.S.   government  or
corporations.
           |_| Obligations of domestic or foreign banks or savings and loan associations, such as certificates of deposit and bankers' acceptances.

      Under normal market conditions this strategy would be used primarily for cash management or liquidity purposes. The yields on shorter-term debt obligations tend to be less than on longer-term debt. Therefore, to the extent that the Portfolio uses this strategy, it might help preserve principal but might reduce opportunities to seek growth of capital as part of its objective of total return.

      |X| Can the Portfolio's Investment Objective and Policies Change? The Portfolio's Board of Directors may change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Portfolio's outstanding voting shares. The Portfolio's investment objective is a not a fundamental policy, but will not be changed by the Portfolio's Board of Directors without at least 30 days' advance notice to shareholders.

      Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

      |X| Portfolio Turnover. The Portfolio ordinarily does not engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Portfolio pays. If the Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table below shows the Portfolio's portfolio turnover rates during prior fiscal years.

Other Investment Strategies. To seek its objective, the Portfolio can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

      |X| Foreign Investing. The Portfolio can buy equity or debt securities of companies and debt securities of governments in any country, developed or underdeveloped. As a fundamental policy, the Portfolio cannot invest more than 10% of its total assets in foreign securities. As an exception to that restriction the Portfolio can invest up to 25% of its total assets in foreign equity or debt securities that are: |_| issued, assumed or guaranteed by foreign governments or their political subdivisions or instrumentalities,
|_|   assumed  or  guaranteed  by  domestic   issuers   (including   Eurodollar
             securities), or
|_| issued, assumed or guaranteed by foreign issuers that have a class of securities listed for trading on The New York Stock Exchange.

      While foreign securities offer special investment opportunities, there are also special risks, such as foreign taxation, risks of delays in settlements of securities transactions, and the effects of a change in value of a foreign currency against the U.S. dollar, which will result in a change in the U.S. dollar value of securities denominated in that foreign currency.

      |X| Derivative Investments. The Portfolio can invest in a number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, mortgage-related securities, inverse floaters, CMOs and certain hedging instruments the Portfolio might use may be considered "derivative investments."

      Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Portfolio could realize less principal or income from the investment than expected. Certain derivative investments held by the Portfolio may be illiquid.

      |X| Zero-Coupon and "Stripped" Securities. Some of the U.S. government debt securities the Portfolio buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. "Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

      Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Portfolio may have to pay out the imputed income on zero coupon securities without receiving the actual cash currently. Stripped securities are particularly sensitive to changes in interest rates.

      The values of interest-only mortgage related securities are also very sensitive to prepayments of underlying mortgages. When prepayments tend to fall, the timing of the cash flows to principal-only securities increases, making them more sensitive to changes in price. The market for some of these securities may be limited, making it difficult for the Portfolio to dispose of its holdings at an acceptable price.

      |X|  Hedging.  The  Portfolio  can buy and sell  certain  kinds of futures
contracts,   call  options,   forward  contracts  and  options  on  futures  and
broadly-based securities indices. These are all referred to as "hedging instruments." The Portfolio does not use hedging instruments for speculative purposes, and has limits on its use of them. The Portfolio is not required to use hedging instruments in seeking its goal and currently does not use them to a significant degree.

      Options trading involves the payment of premiums and has special tax effects on the Portfolio. There are also special risks in particular hedging strategies. For example, if a covered call written by the Portfolio is exercised on an investment that has increased in value, the Portfolio will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.

      If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Portfolio's return. The Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

      |X| Temporary Defensive Investments. In times of unstable market or economic conditions, the Portfolio can invest up to 100% of its assets in temporary defensive investments. Generally they would be high-quality money market instruments and short-term debt obligations of the types described above under "Money Market Instruments and Short-Term Debt Obligations." To the extent the Portfolio invests defensively in these securities, it may not achieve its investment objective of maximizing total investment return, as discussed above.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Portfolio invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Portfolio and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Portfolio's investments and returns.

      The Manager and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of brokers, information services, the Portfolio's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.


How the Portfolio Is Managed

The Manager. The Portfolio's investment Manager, OppenheimerFunds, Inc., chooses the Portfolio's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Directors, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Portfolio to the Manager and describes the expenses that the Portfolio is responsible to pay to conduct its business.

      The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other mutual funds, with assets of more than $95 billion as of December 31, 1998, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

      |X| Portfolio Managers. The Portfolio has a portfolio management team consisting of five portfolio managers. The principal portfolio manager, Peter M. Antos, is a Vice President of the Portfolio and a Senior Vice President of the Manager. He has been the Portfolio's senior portfolio manager since 1989 and is an officer and portfolio manager of other mutual funds. Prior to joining the Manager in 1996, he was employed by the G.R. Phelps & Co., Inc., the Portfolio's prior investment adviser, and its parent, Connecticut Mutual Life Insurance Company.

      Portfolio managers Stephen F. Libera, Michael C. Strathearn, Kenneth B. White and Arthur J. Zimmer are also Vice Presidents of the Portfolio. Mr. Zimmer is a Senior Vice President of the Manager. Messrs. Libera, Strathearn and White are Vice Presidents of the Manager. Each serves as an officer and portfolio manager of other mutual funds. Before joining the Manager in 1996, Messrs. Libera, Strathearn and White were employed as portfolio managers by Connecticut Mutual Life Insurance Company. Their tenure as portfolio managers of the Portfolio is as follows: Mr. Libera since 1985, Mr. Strathearn since 1988, Mr. White since 1992, and Mr. Zimmer since 1996.

      |X| Advisory Fees. Under the Investment Advisory Agreement, the Portfolio pays the Manager an advisory fee at an annual rate that declines on additional assets as the Portfolio grows: 0.625% of the first $600 million of average daily net assets of the Fund, and 0.450% of average daily net assets in excess of $600 million. The Portfolio's management fee for its last fiscal year ended December 31, 1998, was ___% of average annual net assets for each class of shares.


-------------------------------------------------------------------------------
About Your Account
-------------------------------------------------------------------------------

How to Buy and Sell Shares

    Shares of the Portfolio are offered for purchase as an investment medium for variable life insurance policies and variable annuity contracts and other insurance company separate accounts, as described in the accompanying account Prospectus. All the information you need on how to buy or sell shares through your account investment are described in that prospectus. You cannot contact the Portfolio or its transfer agent directly, as all the records that identify you as an indirect investor are maintained by the insurance company sponsoring your separate account investment, or its servicing agents.

Dividends, Capital Gains and Taxes

Dividends. The Portfolio intends to declare dividends separately for each class of shares from net investment income on an annual basis.

Capital Gains. The Portfolio may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Portfolio may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Portfolio will pay any capital gains distributions in a particular year.

Tax Treatment to the Account As Shareholder. Dividends paid by the Portfolio from its ordinary income and distributions of its net realized short-term or long-term capital gains are includable in gross income of the Accounts holding such shares. The tax treatment of such dividends and distributions depends on the tax status of that Account.

    This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser or the sponsor of your separate account about the effect of an investment in the Portfolio on your particular tax situation.

Financial Highlights

The  Financial  Highlights  Table  is  presented  to  help  you  understand  the
Portfolio's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Portfolio's independent auditors, whose report, along with the Portfolio's financial statements, is included in the Statement of Additional Information, which is available on request.

For More Information:
The following additional information about the Portfolio is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Portfolio's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Portfolio's investments and performance is available in the Portfolio's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

----------------------------------------------------------------------------


How to Get More Information:


----------------------------------------------------------------------------
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Portfolio or your account:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

On the Internet:
You can read or down-load documents on the OppenheimerFunds web site: http://www.oppenheimerfunds.com You can also obtain copies of the Statement of Additional Information and other Portfolio documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

No one has been authorized to provide any information about the Portfolio or to make any representations about the Portfolio other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Portfolio, nor a solicitation of an offer to buy shares of the Portfolio, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-3255
PR0___.0499  Printed on recycled paper.

                            Appendix to Prospectus of
                             Total Return Portfolio


      Graphic material included in the Prospectus of Total Return Portfolio:
"Annual Total Returns (as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Total Return Portfolio (the "Portfolio") depicting the annual total returns of a hypothetical investment in shares of the Portfolio for each of the ten most recent calendar years. Set forth below are the relevant data points that will appear in the bar chart:

--------------------------------------------------
Calendar  Year  Ended     Annual Total Return
12/31
--------------------------------------------------
--------------------------------------------------
1989                               %
--------------------------------------------------
--------------------------------------------------
1990                               %
--------------------------------------------------
--------------------------------------------------
1991                               %
--------------------------------------------------
--------------------------------------------------
1992                               %
--------------------------------------------------
--------------------------------------------------
1993                               %
--------------------------------------------------
--------------------------------------------------
1994                               %
--------------------------------------------------
--------------------------------------------------
1995                               %
--------------------------------------------------
--------------------------------------------------
1996                               %
--------------------------------------------------
--------------------------------------------------
1997                               %
--------------------------------------------------
--------------------------------------------------
1998                               %
--------------------------------------------------

-------------------------------------------------------------------------------
    Panorama Series Fund, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      LifeSpan Capital Appreciation Portfolio
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      LifeSpan Balanced Portfolio
-------------------------------------------------------------------------------
      LifeSpan Diversified Income Portfolio


Prospectus dated April 30, 1999

      LifeSpan Capital Appreciation Portfolio (the "Capital Appreciation Portfolio") is a mutual fund that seeks capital appreciation to make your investment grow. It emphasizes investments in common stocks and other equity securities.

      LifeSpan Balanced Portfolio (the "Balanced Portfolio") is a mutual fund that seeks a blend of capital appreciation and income. It allocates its investments among common stocks and bonds, with a slightly stronger emphasis on common stocks.

      LifeSpan Diversified Income Portfolio (the "Diversified Income Portfolio") is a mutual fund that seeks high current income with opportunities for capital appreciation. It emphasizes investments in bonds and other fixed income securities.

      Shares of the Portfolios are sold to provide benefits under variable life insurance policies and variable annuity contracts and other insurance company separate accounts. The investors in these insurance products determine whether, and to what extent, their investment should be allocated in shares of the Portfolios, or alternative investments. The prospectus for that insurance product (which accompanies this prospectus) explains how to increase or decrease your indirect investment in the Portfolios.

      This Prospectus contains important information about each Portfolio's objective, its investment policies, strategies and risks. Please read this Prospectus carefully before you invest and keep it for future reference about your account.








As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Portfolios' securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents

           About the Portfolios
-------------------------------------------------------------------------------

           The Portfolios' Objectives and Investment Strategies

           Main Risks of Investing in the Portfolios

           The Portfolios' Past Performance

           About the Portfolios' Investments

           How the Portfolios are Managed


           About Your Account
-------------------------------------------------------------------------------

           How to Buy and Sell Shares

           Dividends, Capital Gains and Taxes

           Financial Highlights
-------------------------------------------------------------------------------

About the Portfolios
-------------------------------------------------------------------------------

The Portfolios' Objectives and Investment Strategies

-------------------------------------------------------------------------------
What Is the Capital Appreciation Portfolio's Investment Objective? The Portfolio's objective is capital appreciation.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
What Is the Balanced Portfolio's Investment Objective? The Portfolio's objective is to seek a blend of capital appreciation and income.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
What Is the Diversified Income Portfolio's Investment Objective? The Portfolio's objective is high current income, with opportunities for capital appreciation.
-------------------------------------------------------------------------------

What Does each Portfolio Invest In? The Capital Appreciation Portfolio invests mainly in equity securities, such as common stocks, but will also invest in
corporate  bonds  and  notes,  U.S.   Government   securities  and  asset-backed
securities.

      The Balanced Portfolio invests in equity securities, such as common stocks, and in bonds, with a slightly stronger emphasis on equity securities.

      The Diversified Income Portfolio primarily invests in bonds.

      Each Portfolio focuses its investments mainly on domestic companies, but each can buy foreign securities as well. Each Portfolio may also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Portfolios' Investments," below.

      The Manager will diversify each Portfolio's stock investments among four distinct stock components: international stocks, value/growth stocks, growth and income stocks and small-capitalization growth stocks ("small-cap stocks"). The Manager has engaged Babson-Stewart Ivory International ("Babson-Stewart") to manage the portion of the Portfolios' assets invested in international stocks. The Manager has also engaged Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") to manage the portion of the Portfolios' assets invested in small cap stocks. The Manager manages the Portfolios' assets invested in the other two stock components. Each stock component is also permitted to invest a portion of its assets in bonds when the Manager or relevant Subadviser determines that the increased flexibility in portfolio management is desirable to enhance the potential for appreciation or income.

      The Manager will diversify a Portfolio's bond investments among three bond components: government and corporate bonds, high yield/high risk bonds (also called "junk bonds") and short-term bonds. The Manager has engaged Credit Suisse Asset Management ("Credit Suisse") (formerly called BEA Associates) to manage the portion of the Portfolios' assets invested in high yield/high risk bonds. The Manager manages the other two bond components.

      There is no requirement that the Manager allocate a Portfolio's assets among all stock or bond components at all times, and may not allocate a Portfolio's assets to certain stock and/or bond components. These stock and bond components have been selected because the Manager believes that this additional level of asset diversification will provide each Portfolio with the potential for high returns with lower overall volatility. Each Portfolio's normal allocation and potential range of allocations are shown in the chart below.

Asset      Capital                                       Diversified
Classes and     Appreciation              Balanced            Income
Components Portfolio           Portfolio            Portfolio

           Normal                   Normal                    Normal
           AllocationRange     Allocation Range     AllocationRange

Stocks          80%       70-90%          60%       50-70%         25%
15-35%
  International 20%       15-25%          15%         5-20%          0%
       0%
  Value/Growth  20%       15-30%          15%       10-25%           0%
       0%
  Growth/Income 20%       15-30%          15%       10-25%         25%
15-35%
  Small Cap     20%       15-25%          15%         5-20%          0%
       0%
Bonds      20%       10-30%         40%        30-50%         75%       65-85%
  Government/   10%         5-15%         15%       10-25%         35%
30-45%
     Corporate
  High Yield/
     High Risk
    Bonds       10%         5-15%         15%         5-20%        15%
  5-20%
  Short Term
    Bonds         0%             0%       10%         5-20%        25%
15-30%

      All percentage limitations are applied at the time of purchase of a security. The Manager may rebalance the asset allocations quarterly to realign them in response to market conditions. Once the Manager has determined the weighting of the stock and bond asset classes and the components of each Portfolio, the Manager or the relevant Subadviser will then select the individual securities to be included in each component.

      |_| International Stock Component. Babson-Stewart will invest the assets of the international components of the Capital Appreciation Portfolio and the Balanced Portfolio in the equity securities of companies located outside of the United States. This component may invest up to 25% of its assets in equity and debt securities of companies based in emerging countries. A portion of the assets allocated to this component may be invested in corporate bonds and government securities of foreign issuers, and cash and short-term instruments.

      |_| Value/Growth Stock Component. The Manager will invest the assets of the value/growth stock components of the Capital Appreciation Portfolio and the Balanced Portfolio in common stocks of issuers with low price-earnings ratios and better than anticipated earnings. Up to 15% of this component's assets may be invested in stocks of foreign issuers that generally have a substantial portion of their business in the United States, and in American Depository Receipts ("ADRs") for foreign stocks. A portion of the assets allocated to this component may be invested in cash and short-term instruments.

      |_| Growth/Income Stock Component. The Manager will invest the assets of the growth/income stock components of each Portfolio in common stocks with low
price-earnings      ratios,       better-than-anticipated      earnings      and
better-than-market-average dividend yields. Up to 15% of this component's assets may be invested in stocks of foreign issuers that generally have a substantial portion of their business in the United States, and in ADRs. A portion of the assets allocated to this component may be invested in investment grade or below investment grade convertible securities, corporate bonds and U.S. government securities, cash and short-term instruments.

      |_| Small Cap Stock Component. Pilgrim Baxter will invest the assets of the small cap stock component of the Capital Appreciation Portfolio and the Balanced Portfolio in the equity securities of companies with relatively small market capitalizations, typically between $250 million to $1.5 billion. Capitalization is the aggregate value of a company's stock, or its price per share times the number of shares outstanding. A portion of the assets allocated to this component may be invested in cash and short-term instruments.

      |_| Government/Corporate Bond Component. The Manager will invest the assets of the government/corporate bond component of each Portfolio in fixed-income debt securities, including investment grade corporate debt obligations of foreign and U.S. issuers and securities issued by the U.S. government and its agencies and instrumentalities or by foreign governments. While the securities in this component can have long-term maturities (10 or more years), intermediate term maturities (3 to 10 years) or short-term maturities (1 to 3 years), the Manager expects that normally this component will have an intermediate average maturity and duration. A portion of the assets allocated to this component may be invested in cash and short-term instruments.

      |_| High Yield/High Risk Bond Component. Credit Suisse will invest the assets of the high yield/high risk bond component of each Portfolio in bonds rated "BB" or lower by Standard & Poor's or "Ba" or lower by Moody's Investor Services, Inc., or comparable ratings from other rating organizations, or, if not rated, that are deemed by Credit Suisse to be of comparable quality to rated securities in those categories. These are commonly referred to as "junk bonds." Credit Suisse may invest the assets allocated to this component in bonds that are in default. Bonds in default are not making interest or principal payments on the due date. A portion of the assets allocated to this component may be invested in cash and short-term instruments.

      |_| Short-Term Bond Component. The Manager will invest the assets of the short-term bond components of the Balanced Portfolio and Diversified Income Portfolio primarily in debt obligations of foreign and U.S. issuers and securities issued by the U.S. government and its agencies and instrumentalities and by foreign governments. Those securities will generally mature within five years of the date of purchase, or have a prepayment or similar feature which, in the view of the Manager, gives the instrument a remaining effective maturity of up to five years. It is anticipated that the average dollar weighted maturity of this component will generally range between two and three years. A portion of the assets allocated to this component may be invested in cash and short-term instruments.


      |_| How Does the Manager or Subadvisers Decide What Securities to Buy or Sell? In selecting securities for the international stock component of a Portfolio, Babson-Stewart evaluates investment opportunities on a company-by-company basis. Babson-Stewart looks primarily for foreign companies with high growth potential using a "bottom up" investment approach, that is, looking at the investment performance of individual stocks before considering the impact of economic trends. This approach includes fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is a part.

      In seeking broad diversification of the international stock component of a Portfolio, Babson-Stewart currently searches for: |_| Companies that enjoy a strong competitive position and high demand for their products;
|_|   Companies that participate in markets with  substantial  barriers against entry by potential competitors;
|_|   Companies that are entering a growth cycle;
|_| Companies with accelerating earnings growth and cash flow and stocks selling at attractive prices.

      In selecting securities for the value/growth stock component, the Manager uses an investment process that combines a disciplined value style with growth strategies. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the investment selection process includes the strategies described below:

|_| The Manager uses a quantitative value-oriented investment discipline to identify undervalued stocks or stocks out of favor in the market in combination with "fundamental" analysis of an issuer's financial condition to search for stocks that have growth potential.
|_| In selecting stocks, the Manager uses value investing techniques to identify a universe of stocks that are undervalued in the market, focusing on stocks that have lower price/earnings (P/E) ratios compared, for example, to the P/E ratio of the S&P 500 Index.
|_|   The Manager uses  quantitative  tools,  including  internal  research and analysis by other market analysts, to identify stocks within the selected universe that may provide growth opportunities, for example, by selecting stocks of issuers that have better
                earnings  than  analysts  have  expected   ("positive  earnings
                surprise"). The expectation is that the stock will increase in value when the market re-evaluates the issuer's earnings expectations and P/E ratio.
|_| If the P/E ratio of a stock held by a Portfolio in this component moves significantly above the P/E ratio of the broad market benchmark the Manager uses, or if the issuer reports a material earnings disappointment, the Manager will consider selling the stock.

      In selecting securities for the growth/income component, the Manager uses an investment process that uses quantitative tools to analyze market dynamics and economic trends, to determine the allocation of assets in this component among stocks and bonds. In selecting stocks for this component, the Manager uses a disciplined value investment style. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the investment selection process includes the strategies described below:

|_|   The  Manager  uses  a  quantitative  analysis  of  the  equity  and  debt securities markets to determine the sector allocation of the assets in this component. The Manager analyzes market trends, general economic data and relative performance of stocks and bonds. For example, during periods of slowing corporate growth rates, the Manager may shift more of the Portfolios' assets invested in this component to bonds and other fixed-income securities.

|_| In selecting stocks, the Manager uses value investing techniques to identify a universe of stocks that are undervalued in the market, focusing on stocks that have lower P/E ratios compared, for example, to the P/E ratio of the S&P 500 Index.

|_| The Manager uses quantitative tools, including internal research and reports by other market analysts, to identify stocks within the selected universe that may provide growth opportunities, for example, by selecting stocks of issuers that the Manager believes will have a positive earnings surprise.

|_| If the P/E ratio of a stock held by a Portfolio in this component moves significantly above the P/E ratio of the broad market benchmark the Manager uses, or if the issuer reports a material earnings disappointment, the Manager will consider selling the stock.

|_|             In selecting  bonds,  the Manager  expects that a portion of the
                component   to  have  an  average   maturity   (measured   on  a
                dollar-weighted basis) of between 6 to 14 years.

      In selecting securities for the small cap stock component, Pilgrim Baxter looks for high-growth companies using fundamental analysis of a company's financial statements, interviews with management and analysis of the company's operations and product developments, as well as the industry of which the issuer is part. Pilgrim Baxter also evaluates research on particular industries, market trends and general economic conditions. In seeking broad diversification of the investments in this component, Pilgrim Baxter focuses on the factors below, which may vary in particular cases and may change over time: |_| Companies with small capitalizations, primarily between $200 million and
                $1.5 billion;
|_|   Companies  with  management  that has a proven  ability  to handle  rapid growth;
|_| Companies between their start-up and emerging growth phases; |_| Companies with superior earnings and revenue growth.

      In selecting securities for the government/corporate bond component, the Manager researches the universe of corporate bonds and U.S. government securities and weighs yields and relative values against risk. The Manager considers a variety of factors that may change over time and may vary in particular cases, and focuses on : |_| Sectors of the U.S. government debt market that the Manager believes
                offer good relative values; |_| Securities that have high income potential.

      In selecting securities for the high yield/high risk bond component, Credit Suisse analyzes the overall investment opportunities and risks in different market sectors, industries and countries. Credit Suisse employs a strategy of diversifying the debt securities it purchases to help moderate the special risks of investing in high yield debt instruments. Credit Suisse utilizes a "bottom up" approach, focusing on the performance of individual securities before considering industry trends. It first evaluates an issuer's liquidity, financial strength and earnings power. Credit Suisse also considers the factors below (which may vary in particular cases and may change over time), looking for:

|_| Changes in the business cycle that might affect corporate profits; |_| Corporate sectors that in its view are currently undervalued in the marketplace;
|_|   Issuers with  earnings  growth rates that are faster than the growth rate of the overall economy;
|_|   Securities or sectors that will help the overall  diversification  of the component;
|_| Issuers with improvements in relative cash flows and liquidity to help them meet their obligations.

      In selecting securities for the short-term bond component, the Manager researches the universe of U.S. government securities, and foreign government debt securities, and debt securities of U.S. and foreign companies, and weighs the relative values against risks. The Manager considers a variety of factors that may change over time and may vary in particular cases, focusing on:
|_|   Sectors of the U.S.  government and foreign  government  debt market that
                the Manager believes offer good relative values; |_| Short-term debt securities that are less sensitive to changes in interest rates, and
|_| Securities generally maturing within five years of the date of purchase, or with a prepayment feature that the Manager believes gives the debt instrument an average life of five years.

Who Are the Portfolios Designed For? The Capital Appreciation Portfolio is designed primarily for investors seeking capital appreciation in their investment over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for an aggressive growth fund focusing on stock investments.

      The Balanced Portfolio is designed primarily for investors seeking total investment return over the long term from a portfolio investing in different asset classes, including stocks and bonds. Because the Portfolio invests a large portion of its assets in stocks, those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a Portfolio that can have substantial stock investments.

      The Diversified Income Portfolio is designed for investors with a lower tolerance for risk that are seeking current income. However, the Portfolio's share price and income levels will fluctuate and it is not designed for investors needing an assured level of current income.

Main Risks of Investing in the Portfolios

      All investments carry risks to some degree. The Portfolio's investments in stocks and bonds are subject to changes in their value from a number of factors. Investments in stocks can be volatile and are subject to changes in general stock and bond market movements (this is referred to as "market risk"), or the change in the value of particular stocks or bonds because of an event affecting the issuer (in the case of bonds, this is known as "credit risk"). High-yield, lower grade bonds (commonly called "junk bonds") are subject to greater credit risks than investment grade securities. There may be events or changes affecting particular industries that might be emphasized in a Portfolio's portfolio (this is referred to as "industry risk").

      Each Portfolio can also buy foreign securities. Therefore, the Portfolios will be subject to the risks of economic, political or other events that can affect the values of securities of issuers in particular foreign countries. Changes in interest rates can also affect stock and bond prices (this is known as "interest rate risk").

      These risks collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

      The Fund's investment Manager, OppenheimerFunds, Inc., and the Subadvisors it employs, try to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. Each Portfolio attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Portfolio's assets in any one company. Also, each Portfolio does not concentrate 25% or more of its assets in investments in any one industry. However, changes in the overall market prices of securities can occur at any time.

      The share price of each Portfolio will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that a Portfolio will achieve its investment objective.

      |X| Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Capital Appreciation Portfolio and the Balanced Portfolio invest a significant amount of their assets in equity securities, the value of those Portfolios will be particularly affected by changes in the stock markets. Market risk will affect those Portfolios' net asset value per share, which will fluctuate as the values of their portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions, changes in government regulations, availability of basic resources or supplies or other events that affect that industry more than others. To the extent that a Portfolio is emphasizing investments in a particular industry or sector, its share values might fluctuate in response to events affecting that industry or sector.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Capital Appreciation Portfolio and the Balanced Portfolio can invest in securities of large companies and mid-size companies, but may also buy stocks of small companies, which may have more volatile stock prices than large companies.

      |X| Risks of Foreign Investing. Each Portfolio can buy securities issued by companies or governments in any country, including developed and underdeveloped countries. While foreign securities offer special investment opportunities, there are also special risks.

      The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

      There may be transaction costs and risks from the conversion of certain European currencies to the euro that commenced in January 1999. For example, brokers and the Portfolios' custodian bank must convert their computer systems and records to reflect the euro values of securities. If they are not prepared, there could be delays in settlement of securities trades and additional costs to the Portfolios.

           |_| Special Risks of Emerging and Developing Markets. Securities in emerging and developing market countries may offer special investment opportunities, but investments in these countries present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund might not receive the proceeds of a sale of a security on a timely basis.

      Emerging markets might have less developed trading markets and exchanges. Emerging countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be very speculative.

      |X| Credit Risk. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Portfolio's income might be reduced and if the issuer fails to repay principal, the value of that security and of the Portfolio's shares might be reduced. While a Portfolio's investments in U.S. government securities are subject to little credit risk, a Portfolio's other investments in debt securities, particularly high-yield lower-grade debt securities, are subject to risks of default.

           |_| Special Risks of Lower-Grade Securities. Because each Portfolio can invest a significant amount of its total assets in securities below rated investment-grade to seek high income, the Portfolios' credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities (commonly called "junk bonds") may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. These risks can reduce a Portfolio's share prices and the income it earns.

      |X| Interest Rate Risks. The values of debt securities are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. The Portfolios' share prices can go up or down when interest rates change because of the effect of the changes on the value of the Portfolios' investments in debt securities.

      |X| Prepayment Risk. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the CMOs and other mortgage-related securities that the Portfolios can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Additionally, a Portfolio might buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause a Portfolio to lose a portion of its principal investment represented by the premium it paid.

      If interest rates rise rapidly, prepayments might occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolios' shares to fluctuate more.

      |X|  There  Are  Special  Risks  in  Using  Derivative  Investments.  Each
Portfolio can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, and forward contracts are examples of derivatives. Currently the Portfolios do not use these types of investments to a significant degree.

      If the issuer of the derivative does not pay the amount due, the Portfolio can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager or the Subadviser expected it to perform. If that happens, the Portfolio's share price could decline. Each Portfolio has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause a Portfolio to lose money on its investment and/or increase the volatility of its share prices.

How Risky are the Portfolios Overall? The Capital Appreciation Portfolio focuses its investments on equity securities for long-term growth. In the short term, the stock markets can be volatile, and the price of the Portfolio's shares can go up and down substantially. The Capital Appreciation Portfolio generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for defensive purposes. The Portfolio is a moderately aggressive investment vehicle. In the short-term it may be less volatile than small-cap and emerging markets stock funds, but may be subject to greater fluctuations in its share prices than funds that emphasize large capitalization stocks or funds that focus on both stocks and bonds.

      The Balanced Portfolio's investments in stocks for long-term growth expose the Portfolio to the risk that in the short term, the stock markets can be volatile, and the price of the Portfolio's shares will go up and down as a result. The Portfolio's income-oriented investments may help cushion the Portfolio's total return from changes in stock prices, but fixed-income securities have their own risks, such as the risk of default and changes in value when interest rates change. The Portfolio seeks to reduce the effects of these risks by diversifying its investments over different asset classes and different types of securities. The Portfolio is generally more conservative than growth stock funds, but more aggressive than funds that invest solely in investment grade bonds.

      The Diversified Income Portfolio's investments in U.S. government securities are backed by the full faith and credit of the U.S. government and securities issued or guaranteed by the U.S. government agencies and instrumentalities have little credit risk. However, like the corporate bonds the Portfolio invests in, they are subject to interest rate risk. Collateralized mortgage obligations and other mortgage-related securities in particular, are subject to a number of risks that can affect their values and income payments. These risks can cause the Portfolio's share price to fluctuate and can affect its yield. The Portfolio is generally less aggressive than bond funds that invest primarily in lower-rated fixed-income securities. It is more risky than a fund that invests in short-term debt securities or a money market fund that seeks a stable share price.

An investment in the Portfolios is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolios' Past Performance

      The bar chart and table below show one measure of the risks of investing in the Portfolios, by showing changes in each Portfolio's performance from year to year for the calendar years since each Portfolio's inception and by showing how the average annual total returns of the Portfolios' shares compare to those of a relevant broad-based market index. The Portfolios' past investment performance is not necessarily an indication of how they will perform in the future.

                 Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]


Charges that apply to separate accounts investing in the Portfolios are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter for Capital Appreciation Portfolio was ____% (__ Q,__) and the lowest return (not annualized) for a calendar quarter was ____% (__ Q,__). The highest return (not annualized) for a calendar quarter for Balanced Portfolio was ____% (__ Q, __) and the lowest return for a calendar quarter was ____% (__ Q, __). The highest return (not annualized) for a calendar quarter for Diversified Income Portfolio was ____% (__ Q, __) and the lowest return for a calendar quarter was ____% (__ Q, __).















 ---------------------------------------------------

 Average   Annual
 Total    Returns                    Past 5 Years
 for the  periods                    (or life of
 ending  December   Past 1 Year       Portfolio,
 31, 1998                              if less)
 ---------------------------------------------------
 ---------------------------------------------------
 Capital
 Appreciation
 Portfolio
 ---------------------------------------------------
 ---------------------------------------------------
 S&P 500 Index
 ---------------------------------------------------
 ---------------------------------------------------
 Balanced
 Portfolio
 ---------------------------------------------------
 ---------------------------------------------------
 S&P 500 Index
 ---------------------------------------------------
 ---------------------------------------------------
 Diversified
 Income
 Portfolio
 ---------------------------------------------------
 ---------------------------------------------------
 Lehman Brothers
 Intermediate
 Government/Corporate
 Bond Index
 ---------------------------------------------------
* Inception dates of Portfolios: 9/1//95. The index performance for the S&P 500 Index and the Lehman Brothers Intermediate Government/Corporate Bond Index is shown from 8/31/95.

The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Capital Appreciation Portfolio and the Balanced Portfolio invest primarily in stocks, their performance is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. Because the Diversified Income Portfolio invests primarily in bonds, its performance is compared to the Lehman Brothers Intermediate Government/Corporate Bond Index, an unmanaged index of fixed rate debt issuers rated investment grade or higher by Moody's, S&P, or Fitch, in that order. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of capital gains or transaction costs.


About the Portfolios' Investments

The Portfolios' Principal Investment Policies. The composition of the securities in each Portfolio will vary over time based upon the evaluation of economic and market trends by the Manager or the Subadvisers. Each Portfolio's investment portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about each Portfolio's investment policies and risks.

      |X| Stock and Other Equity Investments. Each Portfolio can invest in the equity securities of issuers that may be of small, medium or large capitalization, to seek total investment return. The Portfolios can invest in common stock as well as other equity securities, including preferred stocks, rights and warrants, and securities convertible into common stock. These can include securities issued by domestic or foreign companies.

      The Portfolios' equity investments may be exchange traded on over-the-counter securities. Over-the-counter securities may have less liquidity than exchange-traded securities, and stocks of companies with smaller capitalization have greater risk of volatility than stocks of larger companies.

           |_| Preferred Stocks. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends may be paid on common stock.

           |_| Convertible Securities. Convertible securities are a form of debt security, but the Manager regards them as "equity substitutes" because of their feature allowing them to be converted into common stock. Therefore, their ratings have less impact on the Manager's investment decision than in the case of other debt securities.

      |X| Debt Securities. Each Portfolio can invest in a variety of debt securities to seek its goal. The debt securities each Portfolio buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager or the relevant Subadviser. Each Portfolio's debt investments may be "investment grade" (that is, in the four highest rating categories of a national rating organization) or may be lower-grade securities (sometimes called "junk bonds") rated as low as "C" or "D" or which may be in default at the time a Portfolio buys them.

      While the Balanced Portfolio and the Diversified Income Portfolio can invest as much as 20% of their total assets in lower-grade securities and Capital Appreciation Portfolio can invest as much as 15% of its total assets in lower-grade securities, currently each Portfolio does not intend to invest more than 10% of its total assets in these investments.

           |_| Special Credit Risks of Lower-Grade Securities. All corporate debt securities (whether foreign or domestic) are subject to some degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments on a security as they become due. Because the Portfolio can invest in securities rated below investment grade to seek high income, the Portfolio's credit risks are greater than those of Portfolios that buy only investment grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than higher-rated debt securities.

      Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. While investment grade securities are subject to risks of non-payment of interest and principal, generally, higher yielding lower-grade bonds, whether rated or unrated, have greater risks than investment grade securities. These securities may be subject to greater market fluctuations and risk of loss of income and principal than investment grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds. These risks mean that each Portfolio's net asset value per share could be reduced by declines in value of these securities, and it might not earn the income it expects.

           |_| U.S. Government Securities. Each Portfolio can invest in securities issued or guaranteed by the U.S. Treasury or other government agencies or corporate entities referred to as "instrumentalities." These are referred to as "U.S. government securities" in this Prospectus. They can include CMOs and other mortgage-related securities. Mortgage-related securities are subject to additional risks of unanticipated prepayments of the underlying mortgages, which can affect the income stream to the Portfolio from those securities as well as their values.

           |_| U.S. Treasury Obligations. These include Treasury bills (maturities of one year or less when issued), Treasury notes (maturities of from one to ten years), and Treasury bonds (maturities of more than ten years). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. They also can include U. S. Treasury securities that have been "stripped" by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury
Inflation-Protection Securities ("TIPS"). Although not rated, Treasury obligations have little credit risk but are subject to interest rate risk.

           |_| Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs"). These have relatively little credit risk.

           |_| Mortgage-Related U.S. Government Securities. These include interests in pools of residential or commercial mortgages, in the form of CMOs and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series with different interest rates  and  maturities.  The  collateral  is  either  in the  form of  mortgage
pass-through   certificates   issued  or  guaranteed   by  a  U.S.   agency  or
instrumentality  or mortgage  loans insured by a U.S.  government  agency.  The
Portfolios can have significant amounts of their assets invested in mortgage-related U.S. government securities.

      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. Additionally, a Portfolio may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce that Portfolio's total return.

      When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect a Portfolio's share prices. Additionally, each Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause a Portfolio to lose a portion of its principal investment represented by the premium that Portfolio paid.

           |_| Private-Issuer Mortgage-Backed Securities. Each Portfolio can invest in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities. Private issuer securities are subject to the credit risks of the issuers, although in some cases they may be supported by insurance or guarantees. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers.
           |_| Asset-Backed Securities. Each Portfolio can buy other types of asset-backed securities that are fractional interests in pools of loans collateralized by loans or other assets or receivables. They are issued by trusts and special purpose corporations, that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

      |X| Short-Term Debt Securities. Under normal market conditions the Balanced Portfolio and the Diversified Income Portfolio can invest in a variety of short-term debt obligations having a maturity of five years or less. These include:
           |_| Money market instruments. Generally, these are debt obligations having ratings in the top two rating categories of national rating organizations (or equivalent ratings assigned by the Manager). Examples include commercial paper of domestic issuers or foreign companies (foreign issuers must have assets of $1 billion or more).
           |_|  Short-term   debt   obligations  of  the  U.S.   government  or
corporations.
           |_| Obligations of domestic or foreign banks or savings and loan associations, such as certificates of deposit and bankers' acceptances.

      Under normal market conditions this strategy would be used primarily for cash management or liquidity purposes. The yields on shorter-term debt obligations tend to be less than on longer-term debt. Therefore, to the extent that the Balanced Portfolio or the Diversified Income Portfolio uses this strategy, it might help preserve principal but might reduce opportunities to seek growth of capital.

           |_| Foreign Debt Securities. The Portfolios can buy a variety of debt securities issued by foreign governments and companies, as well as "supra-national" entities, such as the World Bank. They can include bonds, debentures, and notes, including derivative investments called "structured notes." The Portfolios will not invest more than 25% of their total assets in debt securities of any one foreign government. The Portfolios will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

      |X| Can the Portfolios' Investment Objective and Policies Change? The Board of Directors of Panorama Series Fund, Inc. (the "Company") may change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of a Portfolio's outstanding voting shares. Each Portfolio's objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

      |X| Portfolio Turnover. Each Portfolio might engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage costs each Portfolio pays. If a Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the back of this Prospectus shows each Portfolio's portfolio turnover rates during prior fiscal years.

Other Investment Strategies. To seek their objectives, the Portfolios can also use the investment techniques and strategies described below. The Manager and Subadvisers might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

      |X| Risks of Foreign Investing. Each Portfolio can buy securities of companies or governments in any country, developed or underdeveloped. While foreign securities offer special investment opportunities, there are also special risks.

      The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

      |X| Illiquid and Restricted Securities. Investments may be illiquid because of the absence of an active trading market. That may make it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Portfolios will not invest more than 15% of their net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

      |X| Derivative Investments. Each Portfolio can invest in a number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, and other hedging instruments the Portfolios might use may be considered "derivative" investments. In addition to using derivatives for hedging, the Portfolios might use other derivative investments because they offer the potential for increased value. The Portfolios currently do not use derivatives to a significant degree.

      Markets underlying securities and indices may move in a direction not anticipated by the Manager or Subadvisers. Interest rate and stock market
changes  in  the  U.S.  and  abroad  may  also  influence  the   performance  of
derivatives. As a result of these risks the Portfolios could realize less principal or income from the investment than expected. Certain derivative investments held by the Portfolios may be illiquid.

      |X| Zero-Coupon and "Stripped" Securities. Some of the U.S. government debt securities the Portfolios buy are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. "Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

      Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. A Portfolio may have to pay out the imputed income on zero coupon securities without receiving the actual cash currently. Stripped securities are particularly sensitive to changes in interest rates.

      The values of interest-only mortgage related securities are also very sensitive to prepayments of underlying mortgages. When prepayments tend to fall, the timing of the cash flows to principal-only securities increases, making them more sensitive to changes in price. The market for some of these securities may be limited, making it difficult for a Portfolio to dispose of its holdings at an acceptable price.

      |X| Hedging. Each Portfolio can buy and sell certain kinds of put and call options, futures and forward contracts and options on futures and broadly-based securities indices and foreign currencies. These are all referred to as "hedging instruments." The Portfolios do not currently use hedging extensively and do not use hedging instruments for speculative purposes. They have limits on their use of hedging instruments and are not required to use them in seeking their objective.

      Some of these strategies would hedge a Portfolio's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase a Portfolio's exposure to the securities market. Forward contracts could be used to try to manage foreign currency risks on a Portfolio's foreign investments. Foreign currency options could be used to try to protect against declines in the dollar value of foreign securities a Portfolio owns, or to protect against an increase in the dollar cost of buying foreign securities.

      Options trading involves the payment of premiums and has special tax effects on the Portfolios. There are also special risks in particular hedging strategies. If the Manager or a Subadviser used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce a Portfolio's return. A Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive Investments. In times of unstable adverse market or economic conditions, each Portfolio can invest up to 100% of its assets in temporary defensive investments. Generally they would be cash equivalents (such as commercial paper), money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements and may include other investment grade debt securities. Each Portfolio could also hold these types of securities pending the investment of proceeds from the sale of Portfolio shares or portfolio securities or to meet anticipated redemptions of Portfolio shares. To the extent a Portfolio invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Portfolios invest could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Portfolios and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Portfolios' investments and returns.

      The Manager and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of brokers, information services, the Portfolios' Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative effect on the services they provide to the Portfolios. The extent of that risk cannot be ascertained at this time.


How the Portfolios are Managed

The Manager. Each Portfolio's investment Manager, OppenheimerFunds, Inc., handles the day-to-day business of each Portfolio and chooses the investments for those stock and bond components it manages. The Manager carries out its duties, subject to the policies established by the Company's Board of Directors, under an Investment Advisory Agreement with each Portfolio that states the Manager's responsibilities. The Agreements set forth the fees paid by the Portfolio to the Manager and describes the expenses that the Portfolio is responsible to pay to conduct its business.

      The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other mutual funds, with assets of more than $95 billion as of December 31, 1998, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

      The Subadvisers. The Manager has engaged three Subadvisers to provide day-to-day portfolio management for certain components of the LifeSpan
Portfolios. The Manager has engaged Babson-Stewart Ivory International to provide day-to-day portfolio management services to the international components of the Capital Appreciation Portfolio and Balanced Portfolio. Babson-Stewart, One Memorial Drive, Cambridge, MA 02142, was originally established in 1987. The general partners of Babson-Stewart are David L. Babson & Co., which is an indirect subsidiary of Massachusetts Mutual Life Insurance Company, and Stewart Ivory & Co., Ltd. As of December 31, 1998, Babson-Stewart, together with its Scottish affiliate, had approximately $4.6 billion in assets under management.

      Credit Suisse Asset Management, One Citicorp Center, 153 East 53rd Street, 57th Floor, New York, NY 10022, the Subadviser to the high yield/high risk bond component of the LifeSpan Portfolios, has been providing fixed-income and equity management services to institutional clients since 1984. Credit Suisse is a partnership between Credit Suisse Capital Corporation and CS Advisors Corp. As of December 31, 1998, Credit Suisse, together with its global affiliate, had $___ billion in assets under management.

      Pilgrim Baxter, 825 Duportail Road, Wayne, PA 19087, the Subadviser to the small cap component of the Capital Appreciation and Balanced Portfolios, was established in 1982 to provide specialized equity management for institutional investors including other investment companies. Pilgrim Baxter is a wholly-owned subsidiary of United Asset Management Corporation. As of December 31, 1998, Pilgrim Baxter had over $__ billion in assets under management.

      Each Subadviser is responsible for choosing the investments of its respective component for each Portfolio and its duties and responsibilities are set forth in its respective contract with the Manager. Babson-Stewart is responsible for choosing all investments for the International Equity Portfolio. The Manager, not the Portfolios, pays the Subadvisers.



      |X| Portfolio Managers. The Manager supervises each Portfolio's investment program and regularly reviews the asset allocation among each Portfolio's components. The Manager's personnel manage certain of the components. The Portfolio Managers of each component are listed below.

The Components of the LifeSpan Portfolios
International Stock Component
(Babson-Stewart)
James W. Burns       1996      Managing        Director,         Babson-Stewart
                                      (1993-present) and
                               Director,  Stewart  Ivory  &  Co.,  Ltd.  (since
                                      1990).

John G.L. Wright          1996        Managing     Director,     Babson-Stewart
                                      (1987-present);
                               Director,  Stewart  Ivory  &  Co.,  Ltd.  (since
                                      1971).

Value/Growth Stock and Growth/Income Stock Components
(the Manager)
Peter M. Antos,
C.F.A.                    1989        Principal   Portfolio   Manager   of  the
                                      Portfolio;  Senior
                               Vice  President  and  Portfolio  Manager  of the
                                      Portfolios
                               and of the Manager (since March,  1996);  Senior
                                      Vice
                               President    of    Harbour    View;    portfolio
                                      Oppenheimer
                               funds;  previously  Vice  President  and  Senior
                                    Portfolio
                               Manager, Equities-G.R. Phelps, a subsidiary of
                               Connecticut   Mutual  Life   Insurance   Company
                                     ("CML")
                                  (1989-1996).

Michael C. Strathearn,
C.F.A.                    1988        Vice  President and Portfolio  Manager of
                                      the Portfolio
                               and of the Manager  (since  March,  1996);  Vice
                                    President
                               of Harbour View; Portfolio Manager of other
                               Oppenheimer   funds;   previously   a  Portfolio
                                    Manager,
                               Equities-Connecticut   Mutual   Life   Insurance
                                     Company
                                   (1988-1996)

Kenneth B. White,
C.F.A.                    1992        Vice  President and Portfolio  Manager of
                                      the Portfolio
                               and  the  Manager   since  March,   1996;   Vice
                                    President
                               of Harbour View; Portfolio Manager of other
                               Oppenheimer   funds;   previously   a  Portfolio
                                    Manager,
                            Equities-CML (1987-1996).

Small Cap Stock Component
(Pilgrim Baxter)
Gary L. Pilgrim,
C.F.A.                    1995        Chief Investment Officer,  Pilgrim Baxter
                                      (1982-1997).

Peter J. Niedland         1998        Principal   Portfolio   Manager   of  the
Portfolio and
                               Analyst, Pilgrim Baxter (since 1993).

Government Securities/Corporate Bonds Component
(the Manager)
Stephen F. Libera,
C.F.A.                    1985        Vice  President and Portfolio  Manager of
                                      the Portfolio
                               and of the  Manager  (since  March  1996);  Vice
                                    President
                               of HarbourView; Portfolio Manager of other
                               Oppenheimer  funds;  previously  Vice  President
                                       and
                               Senior  Portfolio  Manager,   Fixed  IncomenG.R.
                                     Phelps
                                   1985-1996).

High Yield Bonds Component
(BEA Associates)
Richard J. Lindquist      1995        Executive   Director   and   High   Yield
                                        Portfolio Manager,
                               BEA      Associates   (1995);   CS  First  Boston
                                        (1989-1995).

Short-Term Bond Component
(the Manager)
Stephen F. Libera,
C.F.A.                    1985        Vice  President and Portfolio  Manager of
                                      the Portfolio
                               and of the  Manager  (since  March  1996);  Vice
                                    President
                               of HarbourView; Portfolio Manager of other
                               Oppenheimer  funds;  previously  Vice  President
                                       and
                               Senior  Portfolio  Manager,   Fixed  IncomenG.R.
                                     Phelps
                                   1985-1996).

      |X| Advisory Fees. Under separate Investment Advisory Agreements, the Capital Appreciation Portfolio, Balanced Portfolio and Diversified Income Portfolio pay the Manager a monthly fee equal to a percentage of the Portfolio's average annual net assets equal to 0.85%, 0.85% and 0.75%, respectively, of the Portfolio's average annual net asset value up to $250 million and 0.75%, 0.75% and 0.65%, respectively on such assets over $250 million.

      The  management  fee  paid by  Capital  Appreciation  Portfolio,  Balanced
Portfolio and Diversified Income Portfolio for their last fiscal year ended December 31, 1998 was ____%, ____% and ____%, respectively of their average annual net assets.

      Under its Investment Subadvisory Agreements with Babson-Stewart, the Manager pays Babson-Stewart a monthly fee at the following annual rates, which decline as the average daily net assets of that portion of Capital Appreciation Portfolio and Balanced Portfolio allocated to Babson-Stewart grows: 0.75% of the first $10 million of average daily net assets allocated to Babson-Stewart, 0.625% of the next $15 million, 0.50% of the next $25 million and 0.375% of such assets in excess of $50 million. The portion of the net assets of all Portfolios allocated to Babson-Stewart will not be aggregated in applying these breakpoints.

      Under its Investment Subadvisory Agreements with Credit Suisse, the Manager pays Credit Suisse a quarterly fee which declines as the combined average daily net assets of each Portfolio allocated to Credit Suisse grow at the following annual rates: 0.45% of the first $25 million of combined average daily net assets allocated to Credit Suisse, 0.40% of the next $25 million, 0.35% of the next $50 million and 0.25% of the such assets in excess of $100 million.
      Under its Investment Subadvisory Agreements with Pilgrim Baxter, the Manager pays Pilgrim Baxter a monthly fee at the annual rate of 0.60% of the combined average daily net assets of the Portfolios allocated to Pilgrim Baxter.


-------------------------------------------------------------------------------
About Your Account
-------------------------------------------------------------------------------

How to Buy and Sell Shares

    Shares of the Portfolios are offered for purchase as an investment medium for variable life insurance policies and variable annuity contracts and other insurance company separate accounts, as described in the accompanying account Prospectus. All the information you need on how to buy or sell shares through your account investment are described in that prospectus. You cannot contact the Portfolios or their transfer agent directly, as all the records that identify you as an indirect investor are maintained by the insurance company sponsoring your separate account investment, or its servicing agents.

Dividends, Capital Gains and Taxes

Dividends. Each Portfolio intends to declare dividends from net investment income on an annual basis.

Capital Gains. Each Portfolio may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. Each Portfolio may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Portfolios will pay any capital gains distributions in a particular year.

Tax Treatment to the Account As Shareholder. Dividends paid by each Portfolio from its ordinary income and distributions of its net realized short-term or long-term capital gains are includable in gross income of the Accounts holding such shares. The tax treatment of such dividends and distributions depends on the tax status of that Account.

    This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser or the sponsor of your separate account about the effect of an investment in the Portfolios on your particular tax situation.

Financial Highlights

      The Financial Highlights Tables are presented to help you understand each Portfolio's financial performance since inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Portfolios' independent auditors, whose report, along with the Portfolios' financial statements, is included in the Statement of Additional Information, which is available on request.

For More Information on the LifeSpan Portfolios:
The following additional information about the Portfolios is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Portfolios' investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Portfolios' investments and performance is available in the Portfolios' Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal year.

----------------------------------------------------------------------------

How to Get More Information:

----------------------------------------------------------------------------
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Portfolios:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

On the Internet:
You can read or down-load documents on the OppenheimerFunds web site: http://www.oppenheimerfunds.com You can also obtain copies of the Statement of Additional Information and other Portfolio documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

No one has been authorized to provide any information about the Portfolios or to make any representations about the Portfolios other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Portfolios, nor a solicitation of an offer to buy shares of the Portfolios, to any person in any state or other jurisdiction where it is unlawful to make such an offer.



SEC File No. 811-____
Printed on recycled paper.

-------------------------------------------------------------------------------
    Panorama Series Fund, Inc.
-------------------------------------------------------------------------------

6803 S. Tucson Way, Englewood, Colorado 80112
1-800-525-7048

Statement of Additional Information dated April 30, 1999

Panorama Series Fund, Inc. (referred to as the "Company") is an investment company consisting of seven separate Portfolios (the "Portfolios"):

Total Return Portfolio
Growth Portfolio
International Equity Portfolio
Government Securities Portfolio
      (collectively, these are referred to as the "Panorama Portfolios") and
LifeSpan Capital Appreciation Portfolio ("Capital Appreciation
      Portfolio")
LifeSpan Balanced Portfolio ("Balanced Portfolio")
LifeSpan Diversified Income Portfolio ("Diversified Income
      Portfolio")
      (collectively, these are referred to as the "LifeSpan Portfolios")

Shares of the Portfolios are sold to provide benefits under variable life insurance policies and variable annuity contracts and other insurance company separate accounts, as described in the Prospectus.

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Portfolios, and supplements information in the Portfolios' Prospectuses dated April 30, 1999. It should be read together with the Prospectuses. You can obtain a Prospectus by writing to the Portfolios' Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents
                                                                            Page
About the Portfolios
Additional Information About the Portfolios' Investment Policies and Risks
   The Portfolios' Investment Policies.......................
   Other Investment Techniques and Strategies................
   Investment Restrictions...................................
How the Portfolios are Managed ..............................
   Organization and History..................................
   Directors and Officers of the Company.....................
   The Manager, and Subadvisers and their Affiliates.........
Brokerage Policies of the Portfolios.........................
Performance of the Portfolios................................

About Your Account
How To Buy and Sell Shares...................................
Dividends, Capital Gains and Taxes...........................
Additional Information About the Portfolios..................

Financial Information About the Portfolios
Independent Auditors' Report.................................
Financial Statements.........................................

Appendix A: Ratings Definitions.............................. A-1
Appendix B: Industry Classifications......................... B-1

-------------------------------------------------------------------------------
ABOUT THE PORTFOLIOS
-------------------------------------------------------------------------------

Additional Information About the Portfolios' Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of the Portfolios are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Portfolios' investment Manager, OppenheimerFunds, Inc., or the Subadvisers retained by the Manager, can select for the Portfolios. Additional information is also provided about the strategies that each Fund may use to try to achieve its objective.

The Portfolios' Investment Policies. The composition of each Portfolio and the techniques and strategies that the Manager or relevant subadviser uses in selecting portfolio securities will vary over time. The Portfolios are not required to use all of the investment techniques and strategies described below at all times in seeking its goal. They may use some of the special investment techniques and strategies at some times or not at all.

      In selecting securities for each Portfolio, the Manager or relevant subadviser evaluates the merits of particular securities primarily through the exercise of its own investment analysis. That process may include, among other things, evaluation of the issuer's historical operations, prospects for the industry of which the issuer is part, the issuer's financial condition, its pending product developments and business (and those of competitors), the effect of general market and economic conditions on the issuer's business, and legislative proposals that might affect the issuer.

      For purposes of the following discussion, the Portfolios are categorized by the primary types of investments they make. Total Return Portfolio, Growth Portfolio, International Equity Portfolio, Capital Appreciation Portfolio and Balanced Portfolio can be categorized as "Equity Funds." Diversified Income Portfolio and Government Securities Portfolio can be categorized as "Fixed Income Funds." However, irrespective of how a Portfolio may be categorized, the following discussion of the types of investments may apply to any or all of the Portfolios.

      |X| Investments in Equity Securities. The Equity Funds and the stock components of the LifeSpan Portfolios focus their investments in equity securities, which include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. Certain equity securities may be selected not only for their appreciation possibilities but because they may provide dividend income.

      Small-cap growth companies may offer greater opportunities for capital appreciation than securities of large, more established companies. However, these securities also involve greater risks than securities of larger companies. Securities of small capitalization issuers may be subject to greater price volatility in general than securities of large-cap and mid-cap companies. Therefore, to the degree that a Fund has investments in smaller capitalization companies at times of market volatility, that Fund's share price may fluctuate more. Those investments may be limited to the extent the Manager or relevant subadviser believes that such investments would be inconsistent with the Portfolio's investment objective.

           |_| Growth Companies. The Equity Funds in particular may invest in securities of "growth" companies. Growth companies are those companies that the Manager or relevant subadviser believes are entering into a growth cycle in their business, with the expectation that their stock will increase in value. They may be established companies as well as newer companies in the development stage. Growth companies may have a variety of characteristics that in the Manager's view define them as "growth" issuers.

      They may be generating or applying new technologies, new or improved distribution techniques or new services. They may own or develop natural resources. They may be companies that can benefit from changing consumer demands or lifestyles, or companies that have projected earnings in excess of the average for their sector or industry. In each case, they have prospects that the Manager believes are favorable for the long term. The portfolio managers of the Funds look for growth companies with strong, capable management sound financial and accounting policies, successful product development and marketing and other factors.

           |_| Convertible Securities (All Portfolios except Government Securities Portfolio). While convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities) causes them to be regarded more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's or relevant subadviser's investment decision with respect to convertible securities than in the case of non-convertible fixed income securities. Convertible securities are subject to the credit risks and interest rate risks described below in "Debt Securities."

      To determine whether convertible securities should be regarded as "equity equivalents," the Manager or relevant subadviser examines the following factors:
(1) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether  the  issuer  of the  convertible  securities  has  restated  its
        earnings  per  share  of  common  stock  on  a  fully   diluted   basis
        (considering the effect of conversion of the convertible securities), and
(3) the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

           |_| Rights and Warrants (All Portfolios except Government Securities Portfolio). Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. A Portfolio may invest up to 5% of its total assets in warrants or rights. That 5% limitation does not apply to warrants a Portfolio has acquired as part of limits with other securities or that are attached to other securities. No more than 2% of a Portfolio's total assets may be invested in warrants that are not listed on either The New York Stock Exchange or The American Stock Exchange.

Foreign Securities (All Portfolios except Government Securities Portfolio). Consistent with any limitations a Portfolio may have on foreign investing set forth in the Prospectus, each Portfolio and, in particular, the International Equity Portfolio, may invest in foreign securities. The Portfolios may also invest in debt and equity securities of corporate and governmental issuers of countries with emerging economies or securities markets. The International Equity Portfolio, Growth Portfolio and Total Return Portfolio are subject to restrictions on the amount of its assets that may be invested in foreign securities. See "Other Investment Restrictions," below.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock or bond markets that do not move in a manner parallel to U.S. markets. If a Portfolio's portfolio securities are held abroad, the countries in which such securities may be held and the sub-custodians holding them must be approved by the Portfolio's Board of Directors under applicable rules of the Securities and Exchange Commission ("SEC"). In buying foreign securities, a Portfolio may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment. A Portfolio may also engage in transactions by purchasing and selling futures and forward contracts.

      "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments that are traded primarily on foreign securities exchanges or in the foreign over-the-counter markets. Securities of foreign issuers that are represented by American depository receipts, or that are primarily traded on a U.S. securities exchange, or are traded primarily in the U.S. over-the-counter market are not considered "foreign securities" for purposes of a Portfolio's investment allocations, because they are not subject to many of the special considerations and risks (discussed below) that apply to foreign securities traded and held abroad.

      Risks of Foreign Investing. Investing in foreign securities, and in particular in securities in emerging countries, involves special additional risks and considerations not typically associated with investing in securities of issuers traded in the U.S. These include: reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity in some foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulties in commencing lawsuits against foreign issuers; higher brokerage commission rates than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; possibilities in some countries, and in particular emerging countries, of expropriation or nationalization of assets, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and unfavorable differences between the U.S. economy and foreign economies. In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      Because the Portfolios may invest in securities that are denominated or quoted in foreign currencies, the strength or weakness of the U.S. dollar against such currencies may account for part of a Portfolio's investment performance. A decline in value of any particular currency against the U.S.
dollar will cause a decline in the U.S. dollar value of a Portfolio's holdings of securities denominated in that currency, and therefore will cause an overall decline in the Portfolio's net asset value and any net investment income (and capital gains) to be distributed in U.S. dollars to shareholders of the Portfolios.

      A Portfolio's investment income or, in some cases, capital gains from foreign issuers may be subject to foreign withholding or other foreign taxes, thereby reducing a Portfolio's net investment income and/or net realized capital gains.

      |X| Investments in Bonds and Other Debt Securities. The Fixed Income Funds and the bond components of the LifeSpan Portfolios can invest in bonds, debentures and other debt securities to seek current income as part of its investment objective. The Portfolios' debt investments can include investment-grade and non-investment-grade bonds (commonly referred to as "junk bonds"). Investment-grade bonds are bonds rated in one of the four highest categories by Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch IBCA, Inc., Duff & Phelps, Inc., or that have comparable ratings by another nationally-recognized rating organization, or if unrated or split-rated, determined by the Manager or relevant subadviser to be of comparable quality. In making investments in debt securities, the Manager or relevant subadviser may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness.

      |_| U.S. Government Securities (All Portfolios). U.S. Government Securities are debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and include "zero coupon" Treasury securities. Some of these obligations, including U.S. Treasury notes and bonds, and mortgage-backed securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States, which means that the government pledges to use its taxing power to repay the debt. Other U.S. Government Securities issued or guaranteed by Federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. They may include obligations supported by the ability of the issuer to borrow from the U.S. Treasury. However, the Treasury is not under a legal obligation to make a loan. Examples of these are obligations of Federal Home Loan Mortgage Corporation ("FHLMC") Other obligations are supported by the credit of the instrumentality, such as bonds issued by Federal National Mortgage Association ("FNMA").

      U.S. Treasury Obligations. These include Treasury Bills (which have maturities of one year or less when issued), Treasury Notes (which have maturities of one to ten years when issued) and Treasury Bonds (which have maturities generally greater than ten years when issued). U.S. Treasury obligations are backed by the full faith and credit of the United States.

      |_| Mortgage-Backed Securities (All Portfolios except, Growth Portfolio and International Equity Portfolio). These securities represent participation interests in pools of residential mortgage loans which are guaranteed by agencies or instrumentalities of the U.S. Government. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which the Portfolios may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., GNMA direct pass-through certificates;
some are supported by the right of the issuer to borrower from the U.S. Government (e.g., FHLMC obligations); and some are backed by only the credit of the issuer itself. Those guarantees do not extend to the value of or yield of the mortgage-backed securities themselves or to the net asset value of a Portfolio's shares.

      The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Portfolio to differ from the yield calculated on the basis of the expected average life of the pool.

      Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the value of other debt securities rise, because of the prepayment feature of pass-through securities. A Portfolio's reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of such Portfolio. Monthly interest payments received by a Portfolio have a compounding effect which may increase the yield to the Portfolio more than debt obligations that pay interest semi-annually. A Portfolio may purchase mortgage-backed securities at par, at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

      As new types of mortgage-related securities are developed and offered to investors, the Manager will, subject to the direction of the Board of Directors and consistent with a Portfolio's investment objective and policies, consider making investments in such new types of mortgage-related securities.

      GNMA Certificates. GNMA certificates are mortgaged-backed securities of GNMA that evidence an undivided interest in a pool or pools of mortgages ("GNMA Certificates"). The GNMA Certificates that a Portfolio may purchase may be of the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether the mortgagor actually makes the payments.

      The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

      The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Portfolio has purchased the certificates at a premium in the secondary market.

      FNMA Securities. The Federal National Mortgage Association ("FNMA") was established to create a secondary market in mortgages insured by the FHA. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.
      FHLMC Securities. The Federal Home Loan Mortgage Corporation ("FHLMC") was created to promote development of a nationwide secondary market for conventional residential mortgages. FHLMC issues two types of mortgage pass-through certificates ("FHLMC Certificates"): mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

      Private-Issuer Mortgage-Backed Securities. Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of and institutional investors in mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities are not guaranteed by an entity having the credit standing of GNMA, FNMA or FHLMC, in order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." Such credit enhancements fall generally into two categories; (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. Such protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

      Collateralized   Mortgage-Backed   Obligations   ("CMOs").   Total  Return
Portfolio, and Government Securities Portfolio and each of the LifeSpan Portfolios may invest in collateralized mortgage obligations ("CMOs"). CMOs are fully-collateralized bonds that are the general obligations of the issuer thereof, either the U.S. Government, a U.S. Government instrumentality, or a private issuer, which may be a domestic or foreign corporation. Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs often are issued in two or more classes with different characteristics such as varying maturities and stated rates of interest. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. Unlike other mortgage-backed securities (discussed above), CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure CMOs that remain outstanding.
      "Stripped" Mortgage-Backed Securities. The Total Return Portfolio, and Government Securities Portfolio and each LifeSpan Portfolio may invest in "stripped" mortgage-backed securities, in which the principal and interest portions of the security are separated and sold. Stripped mortgage-backed securities usually have at least two classes, each of which receives different proportions of interest and principal distributions on the underlying pool of mortgage assets. One common variety of stripped mortgage-backed security has one class that receives some of the interest and most of the principal, while the other class receives most of the interest and the remainder of the principal. In some cases, one class will receive all of the interest (the "interest-only" or "IO" class), while the other class will receive all of the principal (the "principal-only" or "PO" class).

      Interest only securities are extremely sensitive to interest rate changes, and prepayments of principal on the underlying mortgage assets. An increase in principal payments or prepayments will reduce the income available from the IO security. The Manager or the relevant Subadviser will consider if certain privately-issued fixed rate IOs and POs should be considered illiquid securities for purposes of a Portfolio's limitation on investments in illiquid securities. Unless the Manager or the relevant Subadviser, acting pursuant to guidelines and standards established by the Board of Directors, determines that a particular government-issued fixed rate IO or PO is liquid, they will consider these IOs and POs to be illiquid. In other types of CMOs, the underlying principal payments may apply to various classes in a particular order, and therefore the value of certain classes or "tranches" of such securities may be more volatile than the value of the pool as a whole, and losses may be more severe than on other classes.

      Custodial Receipts. In addition to stripped mortgage-backed securities, each of the Portfolios may acquire U.S. Government Securities and their unmatured interest coupons that have been separated (stripped) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government Securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts (TIGRs) and Certificate of Accrual on Treasury Securities (CATS). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank.

      Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government Securities for federal tax and securities purposes. In the case of CATS and TIGRs, the IRS has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Portfolios. CATS and TIGRs are not considered U.S. Government Securities by the staff of the SEC, however. Further, the IRS' conclusion is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Portfolios. The Company is not aware of any binding legislative, judicial or administrative authority on this issue.
      |_| Asset-Backed Securities. (All Portfolios except, Growth Portfolio and International Equity Portfolio). The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, a Portfolio would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for the prepayments of a pool of mortgage loans underlying mortgage-backed securities.

      |_| Mortgage Dollar Rolls. The Total Return Portfolio, and Government Securities Portfolio may enter into "forward roll" transactions with respect to mortgage-backed securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, which is considered to be a "borrowing" by a Portfolio, a Portfolio will sell a mortgage security to a bank or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-backed security rolls include: (i) the risk of prepayment prior to maturity, (ii) the possibility that the proceeds of the sale may have to be invested in money market instruments (typically repurchase agreements) maturing not later than the expiration of the roll, and
(iii) the possibility that the market value of the securities sold by a Portfolio may decline below the price at which the Portfolio is obligated to purchase the securities. Upon entering into a mortgage-backed security roll, a Portfolio will be required to segregate liquid assets in an amount equal to its obligation under the roll.

      |_| High Yield Securities (All Portfolios  except  Government  Securities
Portfolio).   A  Portfolio  may  invest  in  high-yield/high   risk  securities
(commonly called "junk bonds").

      The Manager or relevant Subadviser does not rely solely on credit ratings assigned by rating agencies in assessing investment opportunities in debt securities. Ratings by credit agencies assess safety of principal and interest payments and do not reflect market risks. In addition, ratings by credit agencies may not be changed by the agencies in a timely manner to reflect subsequent economic events. By carefully selecting individual issues and diversifying portfolio holdings by industry sector and issuer, the Manager or relevant Subadviser believes that the risk of the Portfolio holding defaulted lower grade securities can be reduced. Emphasis on credit risk management involves the Manager's or relevant Subadviser's own internal analysis to determine the debt service capability, financial flexibility and liquidity of an issuer, as well as the fundamental trends and outlook for the issuer and its industry. The Manager's or relevant Subadviser's rating helps it determine the attractiveness of specific issues relative to the valuation by the market place of similarly rated credits.

      Special Risks of Lower Rated Securities. High yield, lower-grade securities, whether rated or unrated, often have speculative characteristics. Lower-grade securities have special risks that make them riskier investments than investment grade securities. They may be subject to limited liquidity and secondary market support, as well as substantial market price volatility resulting from changes in prevailing interest rates. They may be subordinated to the prior claims of banks and other senior lenders. The operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates may cause the Portfolio to invest premature redemption proceeds in lower yielding portfolio securities. There is a possibility that earnings of the issuer may be insufficient to meet its debt service, and the issuer may have low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn. As a result of the limited liquidity of some high yield securities, their prices have at times experienced significant and rapid decline when a substantial number of holders decided to sell. A decline is also likely in the high yield bond market during an economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, there have been several Congressional attempts to limit the use of tax and other advantages of high yield bonds which, if enacted, could adversely affect the value of these securities and the net asset value of a Portfolio. For example, federally-insured savings and loan associations have been required to divest their investments in high yield bonds.

      |_| Zero Coupon Securities and Deferred Interest Bonds. The Portfolios may invest in zero coupon securities and deferred interest bonds issued by the U.S. Treasury or by private issuers such as domestic or foreign corporations. Zero coupon U.S. Treasury securities include: (1) U.S. Treasury bills without interest coupons, (2) U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupons and (3) receipts or certificates representing interests in such stripped debt obligations or coupons. Zero coupon securities and deferred interest bonds usually trade at a deep discount from their face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current payments of interest. An additional risk of private-issuer zero coupon securities and deferred interest bonds is the credit risk that the issuer will be unable to make payment at maturity of the obligation.

      While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately one-third of the bond's term to maturity. Such investments benefit the issuer by mitigating its initial need for cash to meet debt service, but some also provide a higher rate of return to attract investors who are willing to defer receipt of such cash. With zero coupon securities, however, the interest rate is "locked in" and the investor avoids the risk of having to reinvest periodic interest payments in securities having lower rates.

      Because a Portfolio accrues taxable income from zero coupon and deferred interest securities without receiving cash and is required to distribute its net investment income for each taxable year, including such accrued income, in order to avoid liability for federal income tax, a Portfolio may be required to sell portfolio securities in order to obtain cash necessary to pay dividends or redemption proceeds for its shares, which require the payment of cash. This will depend on several factors: the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of a Portfolio, and the amount of cash a Portfolio receives from other investments and the sale of shares.

|X|  Short Term Debt Securities

      |_| Commercial Paper (All Portfolios). Each Portfolio may purchase commercial paper for temporary defensive purposes as described in the Prospectus. In addition, a Portfolio may invest in floating rate notes as follows:

      Floating Rate/Variable Rate Notes. Each Portfolio may purchase floating rate/variable rate notes. Some of the notes a Portfolio may purchase may have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals; floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. Such obligations may be secured by bank letters of credit or other support arrangements. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet a Portfolio's investment quality standards relating to investments in bank obligations.

      A Portfolio will invest in variable and floating rate instruments only when the Manager or relevant Subadviser deems the investment to meet the investment guidelines applicable to a Portfolio. The Manager or relevant Subadviser will also continuously monitor the creditworthiness of issuers of such instruments to determine whether a Portfolio should continue to hold the investments.

      The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Portfolio could suffer a loss if the issuer defaults or during periods in which the Portfolio is not entitled to exercise its demand rights.

      Variable and floating rate instruments held by a Portfolio may be subject to the Portfolio's limitation on investments in illiquid securities if the Manager or Subadviser determines them to be illiquid under the Board=s procedures regarding illiquid securities as explained in the Prospectus.

      Bank Obligations and Instruments Secured Thereby (All Portfolios). The bank obligations a Portfolio may invest in include time deposits, certificates of deposit, and bankers' acceptances if they are: (i) obligations of a domestic bank with total assets of at least $1 billion or (ii) obligations of a foreign bank with total assets of at least U.S. $1 billion. A Portfolio may also invest in instruments secured by such obligations (e.g., debt which is guaranteed by the bank). For purposes of this section, the term "bank" includes commercial banks, savings banks, and savings and loan associations which may or may not be members of the Federal Deposit Insurance Corporation.
      Time deposits are non-negotiable deposits in a bank for a specified period of time at a stated interest rate, whether or not subject to withdrawal penalties. However, time deposits that are subject to withdrawal penalties, other than those maturing in seven days or less, are subject to the limitation on investments by a Portfolio in illiquid investments, set forth in the Prospectus under "Illiquid and Restricted Securities."

      Banker's acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are deemed "accepted" when a bank guarantees their payment at maturity.

      |_| Preferred Stock (All Portfolios except Government Securities Portfolio). Preferred stocks are equity securities, but possess certain attributes of debt securities and are generally considered fixed income securities. Holders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to dividend payments to common stockholders. Because of this preference, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stocks. However, preferred stocks are equity securities in that they do not represent a liability of the issuer and therefore do not offer as great a degree of protection  of  capital or  assurance  of  continued  income as  investments  in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer. Convertible preferred securities may be treated as equity substitutes.

          |_| Risks of Conversion to Euro. On January 1, 1999, eleven countries in the European Union adopted the euro as their official currency. However, their current currencies (for example, the franc, the mark, and the lira) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries. A common currency is expected to confer some benefits in those markets, by consolidating the government debt market for those countries and reducing some currency risks and costs. But the conversion to the new currency will affect the Portfolios operationally and also has potential risks, some of which are listed below. Among other things, the conversion will affect:
      o issuers in which the Portfolios invest, because of changes in the competitive environment from a consolidated currency market and greater operational costs from converting to the new currency. This might depress securities values. o vendors the Portfolios depend on to carry out its business, such as its Custodian (which holds the foreign securities each Portfolio buys), the Manager (which must price the Funds' investments to deal with the conversion to the euro) and brokers, foreign markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Portfolios. o exchange contracts and derivatives that are outstanding during the transition to the euro. The lack of currency rate calculations between the affected currencies and the need to update the Fund's contracts could pose extra costs to the Funds.

      The Manager is upgrading (at its expense) its computer and bookkeeping systems to deal with the conversion. The Portfolios' Custodian has advised the Manager of its plans to deal with the conversion, including how it will update its record keeping systems and handle the redenomination of outstanding foreign debt. The Portfolios' portfolio managers will also monitor the effects of the conversion on the issuers in which each Portfolio invests. The possible effect of these factors on the Portfolios' investments cannot be determined with certainty at this time, but they may reduce the value of some of the Portfolios' holdings and increase its operational costs.

      |X| Portfolio Turnover. "Portfolio turnover" describes the rates at which the Portfolios traded their portfolio securities during their last fiscal year. For example, if a Portfolio sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Portfolios' portfolio turnover rates will fluctuate from year to year, and each Portfolio may have a portfolio turnover rate of more than 100% annually.

Other  Investment  Techniques  and  Strategies.   In  seeking  their  respective
objectives, each Portfolio may from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

      |X| Investing in Small, Unseasoned Companies. Each LifeSpan Portfolio may invest no more than 5% of its total assets in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Portfolios' ability to dispose of them and can reduce the price the Portfolios might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Portfolios are attempting to dispose of their holdings of that security. In that case the Portfolios might receive a lower price for its holdings than might otherwise be obtained.

      |X| When-Issued and Delayed-Delivery Transactions (All Portfolios). The Portfolios may invest in securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" or "forward commitment" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date (generally within 45 days of the date the offer is accepted). The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager or relevant Subadviser before settlement will affect the value of such securities and may cause a loss to the Portfolios. During the period between purchase and settlement, no payment is made by the Portfolios to the issuer and no interest accrues to the Portfolios from the investment. No income begins to accrue to the Portfolios on a when-issued security until the Portfolios receive the security at settlement of the trade.

      The Portfolios will engage in when-issued transactions to secure what the Manager or relevant Subadviser considers to be an advantageous price and yield at the time of entering into the obligation. When the Portfolios enter into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Portfolios to lose the opportunity to obtain the security at a price and yield the Manager or relevant Subadviser considers to be advantageous.

      When the Portfolios engage in when-issued and delayed-delivery transactions, they do so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Portfolios will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If the Portfolios choose to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receipt against a forward commitment, it may incur a gain or loss.

      At the time the Portfolios make the commitment to purchase or sell a security on a when-issued or delayed delivery basis, they record the transaction on their books and reflects the value of the security purchased in determining the Portfolios' net asset value. In a sale transaction, they record the proceeds to be received. The Portfolios will identify on their books liquid assets at least equal in value to the value of the Portfolios' purchase commitments until the Portfolios pay for the investment.

      When-issued and delayed-delivery transactions can be used by the Portfolios as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Portfolios might sell securities in their portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Portfolios might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.


      |X| Repurchase Agreements. Each Portfolio may acquire securities subject to repurchase agreements. They may do so for liquidity purposes to meet anticipated redemptions of Portfolio shares, or pending the investment of the proceeds from sales of Portfolio shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

      In a repurchase transaction, the Portfolio buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Portfolios' Board of Directors from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Portfolios' limits on holding illiquid investments. No Portfolio will enter into a repurchase agreement that causes more than 15% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of a Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Portfolios' repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Portfolio may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Portfolio's Board of Directors, the Manager or relevant Subadviser determines the liquidity of certain of the Portfolio's investments. To enable a Portfolio to sell its holdings of a restricted security not registered under the Securities Act of 1933, a Portfolio may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Portfolio with the issuer at the time the Portfolio buys the securities. When the Portfolio must arrange registration because the Portfolio wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. The Portfolio would bear the risks of any downward price fluctuation during that period.


      The Portfolios may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Portfolio's ability to dispose of the securities and might lower the amount the Portfolio could realize upon the sale.

      The Portfolios have limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Portfolios' holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

Loans of Portfolio Securities. Each Portfolio may lend its portfolio securities (other than in repurchase transactions) to brokers, dealers and other financial institutions up to 33 1/3% of the Portfolio's total assets. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the market value of the loaned securities and must consist of cash, bank letters of credit, U.S. Government Securities, or other cash equivalents in which the Portfolio is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Portfolio if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Portfolio.

      When they lend securities, the Portfolios receive amounts equal to the dividends or interest on the loaned securities. They also receive one or more of
(a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Portfolios may also pay reasonable finder's, custodian and administrative fees in connection with these loans. A Portfolio will not lend its portfolio securities to any officer, director, employee or affiliate of the Company, the Manager or any Subadviser. The terms of a Portfolio's loans must meet certain tests under the Internal Revenue Code and permit the Portfolio to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

      |X| Derivatives. The Portfolios can invest in a variety of derivative investments for hedging purposes. Some derivative investments the Portfolios can use are the hedging instruments described below in this Statement of Additional Information. The Equity Funds do not use, and do not currently contemplate using, derivatives or hedging instruments to a significant degree in the coming year and they are not obligated to use them in seeking their objectives.

      Other derivative investments the Fixed Income Funds can invest in include "index-linked" notes. Principal and/or interest payments on these notes depend on the performance of an underlying index. Currency-indexed securities are another derivative the Portfolios may use. Typically, these are short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other derivative investments the Fixed Income Funds can use include debt exchangeable for common stock of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

      |X| Hedging (All Portfolios). Although the Portfolios can use hedging instruments, they are not obligated to use them in seeking their objective. To attempt to protect against declines in the market value of the Portfolios, to permit the Portfolios to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Portfolios could:

      |_|    sell futures contracts,
      |_|  buy  puts  on  such  futures   (International  Equity  Portfolio  and
      Government Securities Portfolio only), or |_| write covered calls on securities, indices and foreign currencies
for    hedging    or    non-    hedging    purposes,    and    write    covered
calls     on     futures     for     hedging     purposes     only.     Covered
calls may also be used to  increase  the  Portfolio's  income,  but the Manager
does                    not expect to engage extensively in that practice.

      The Portfolios can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case the Portfolios would normally seek to purchase the securities and then terminate that hedging position. The Funds might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Portfolios could:
      |_| buy futures, or
      |_| buy calls on such futures or on securities.

      Each Portfolio's strategy of hedging with futures and options on futures will be incidental to the Portfolio's activities in the underlying cash market. The particular hedging instruments the Portfolios can use are described below. The Portfolios may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Portfolios' investment objectives and are permissible under applicable regulations governing the Portfolios.

      |_| Futures. The Portfolios can buy and sell future contracts that relate to (1) broadly-based stock indices (these are referred to as "stock index futures") and (2) foreign currencies (these are referred to as "forward contracts"). The Total Return Portfolio, International Equity Portfolio, Government Securities Portfolio, and each LifeSpan Portfolio may buy and sell futures contracts that relate to debt securities (these are referred to as "interest rate futures"). The Total Return Portfolio, International Equity Portfolio and Government Securities Portfolio may buy and sell futures contracts related to financial indices (these are referred to as "financial futures").

      A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

      No money is paid or received by the Portfolios on the purchase or sale of a future. Upon entering into a futures transaction, the Portfolios will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Portfolios' Custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on that Portfolio's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Portfolios may elect to close out their position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to that Portfolio. Any loss or gain on the future is then realized by that Portfolio for tax purposes. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      |_| Call Options. The Portfolios can sell, and International Equity Portfolio and Government Securities Portfolio can buy covered call options ("calls"). Such options may relate to securities, stock indices or currencies. The Portfolios can buy and sell exchange-traded call options, and the International Equity Portfolio and the international component of the LifeSpan Portfolios may purchase options on currency in the over-the-counter market.

      |_| Writing Covered Call Options. The Portfolios can write (that is, sell) covered calls. If the Portfolios sell a call option, it must be covered. That means the Portfolios must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable that Portfolio to satisfy its obligations if the call is exercised. Up to 20% of each Portfolio's total assets may be subject to calls the Portfolio writes.

      Each LifeSpan Portfolio may not, as a non-fundamental policy, write covered call or put options with respect to more than 25% of the value of their respective total assets, invest more than 25% of their respective total assets in protective put options or invest more than 5% of their respective total assets in puts, calls, spreads or straddles, or any combination of them, other than protective put options. The aggregate value of premiums paid on all options, other than protective put options, held by a LifeSpan Portfolio at any time will not exceed 20% of that Portfolio's total assets.
      When a Portfolio writes a call on a security, it receives cash (a premium). That Portfolio agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Portfolios share the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Portfolios receive. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Portfolios would keep the cash premium and the investment.

      When the Portfolios write a call on an index, they receive cash (a premium). If the buyer of the call exercises it, the Portfolios will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Portfolios would keep the cash premium.

      The Portfolios' Custodian, or a securities depository acting for the Custodian, will act as the Portfolios' escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Portfolios have written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Portfolios enter into a closing transaction.

      When the Portfolios write an over-the-counter ("OTC") option, they will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Portfolios will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Portfolios write an OTC option, they will treat as illiquid (for purposes of their restriction on holding illiquid securities) the mark-to-market value of any OTC option they hold, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call they have written, the Portfolios may purchase a corresponding call in a "closing purchase transaction." The Portfolios will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Portfolios wrote is more or less than the price of the call the Portfolios purchase to close out the transaction. The Portfolios may realize a profit if the call expires unexercised, because the Portfolios will retain the underlying security and the premium they received when they wrote the call. Any such profits are considered short-term capital gains for Federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Portfolios they are taxable as ordinary income. If the Portfolios cannot effect a closing purchase transaction due to the lack of a market, they will have to hold the callable securities until the call expires or is exercised.
      The Portfolios may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. The Portfolios may use call options on futures contracts solely for bona fide hedging purposes. To do so, at the time the call is written, the Portfolios must cover the call by segregating an equivalent dollar amount of liquid assets. The Portfolios will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would the Portfolios' receipt of an exercise notice as to that future require the Portfolios to deliver a futures contract. It would simply put the Portfolios in a short futures position, which is permitted by the Portfolios' hedging policies.

      |_| Purchasing Covered Calls. When a Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on indices or futures, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. When a Portfolio purchases a call on a securities index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Portfolio. In purchasing a call, a Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the exercise price, transaction costs and the premium paid, and the call is exercised. If the call is neither exercised nor sold (whether or not at a profit), it will become worthless at its expiration date and the Portfolio will lose its premium payment and the right to purchase the underlying investment.

      Calls on broadly-based indices or futures are similar to calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the underlying market generally) rather than on price movements in individual securities or futures contracts. When a Portfolio buys a call on an index or future, it pays a premium. During the call period, upon exercise of a call by a Portfolio, a seller of a corresponding call on the same investment will pay the Portfolio an amount of cash to settle the call if the closing level of the index or future upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of difference.

      An option position may be closed out only on a market which provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option. A Portfolio's option activities may affect its turnover rate and brokerage commissions. A Portfolio may pay a brokerage commission each time it buys a call, sells a call, or buys or sells an underlying investment in connection with the exercise of a call. Such commissions may be higher than those which would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, call options offer large amounts of leverage. The leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying investments.


           |_| Buying and Selling Options on Foreign Currencies. The Portfolios can sell and the Government Securities Portfolio and International Equity Portfolio can buy calls on foreign currencies. They include calls that trade on a securities market or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Portfolios could use these calls to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Portfolio wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Portfolios' position. The Portfolios will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Portfolios write on a foreign currency is "covered" if that Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its Custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      The Portfolios could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Portfolios own or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Portfolio covers the option by maintaining cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Portfolio's Custodian bank.

      Forward Contracts. Each Portfolio (except the Government Securities Portfolio) may enter into foreign currency exchange contracts ("Forward Contracts") for hedging and non-hedging purposes. A forward currency exchange contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades. A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. A Portfolio generally will not enter into a forward currency exchange contract with a term of greater than one year. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

      A Portfolio may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

      A Portfolio may enter into Forward Contracts with respect to specific transactions. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receipt of dividend payments in a foreign currency, a Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction ("transaction hedge"). A Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

      A Portfolio may also use Forward Contracts to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when a Portfolio believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of a Portfolio's portfolio securities denominated in such foreign currency, or when it believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount. In this situation a Portfolio may, in the alternative, enter into a Forward Contract to sell a different foreign currency for a fixed U.S. dollar amount where the Portfolio believes that the U.S. dollar value of the currency to be sold pursuant to the Forward Contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Portfolio are denominated ("cross hedge").

      A Portfolio will not enter into such Forward Contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's portfolio securities or other assets denominated in that currency or another currency that is also the subject of the hedge. However, in order to avoid excess transactions and transaction costs, a Portfolio may maintain a net exposure to Forward Contracts in excess of the value of the Portfolio's portfolio securities or other assets denominated in those currencies provided the excess amount is "covered" by liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. As an alternative, a LifeSpan Portfolio may purchase a call option permitting the Portfolio to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. A LifeSpan Portfolio may purchase a put option permitting the Portfolio to sell the amount of foreign currency subject to a forward purchase contract at a price as high as or higher than the forward contract price. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

      The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency a Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and transactions costs.

      At or before the maturity of a Forward Contract requiring a Portfolio to sell a currency, a Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.
      The cost to a Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, a Portfolio must evaluate the credit and performance risk of each particular counter party under a Forward Contract.

      Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Portfolio may convert foreign currency from time to time, and there are costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.

      Interest Rate Swap Transactions. Government Securities Portfolio and the LifeSpan Portfolios may enter into swap transactions. A Portfolio will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Portfolio and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by a Portfolio under a swap agreement will have been greater than those received by them. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, a Portfolio's loss will consist of the net amount of contractual interest payments that the Portfolio has not yet received. The Manager or relevant Subadviser will monitor the creditworthiness of counterparties to a Portfolio's interest rate swap transactions on an ongoing basis.

      The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. However, the staff of the SEC currently takes the position that swaps, caps and floors are illiquid investments that are subject to a limitation on such investments by investment companies.
      |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager or relevant Subadviser uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Portfolio's return. The Portfolios could also experience losses if the prices of their futures and options positions were not correlated with their other investments.

      The Portfolios' option activities could affect their portfolio turnover rate and brokerage commissions. The exercise of calls written by the Portfolios might cause a Portfolio to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Portfolio of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within a Portfolio's control, holding a put might cause that Portfolio to sell the related investments for reasons that would not exist in the absence of the put.

      The Portfolios could pay a brokerage commission each time they buy a call or put, sell a call or put, or buy or sell an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Portfolios' net asset values being more sensitive to changes in the value of the underlying investment.

      If a covered call written by a Portfolio is exercised on an investment that has increased in value, that Portfolio will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Portfolios might experience losses if they could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Portfolio's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Portfolios' securities. For example, it is possible that while the Portfolios have used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Portfolios' portfolio might decline. If that occurred, the Portfolios would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.


      The risk of imperfect correlation increases as the composition of the Portfolios' portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Portfolios may use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Portfolios can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Portfolio does so the market might decline. If the Portfolios then conclude not to invest in securities because of concerns that the market might decline further or for other reasons, the Portfolios will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

      |_| Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Portfolios are required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC"). In particular, the Portfolios are exempted from registration with the CFTC as a "commodity pool operator" if the Portfolios comply with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Portfolios' assets that may be used for futures margin and related options premiums for a bona fide hedging position. However, under the Rule, the Portfolios must limit their aggregate initial futures margin and related options premiums to not more than 5% of the Portfolios' net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Portfolio must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by the Portfolios are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Portfolios may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Portfolio (or an adviser that is an affiliate of the Portfolios' adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Portfolios purchase a future, they must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

      |_| Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Portfolios may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Portfolios at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Portfolios to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Portfolios enter into may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Portfolio on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss: (1) gains or losses attributable to fluctuations in exchange rates that occur between the time the Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolios actually collect such receivables or pay such liabilities, and
(2) gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of the Portfolio's investment income available for distribution to its shareholders.

      |X|  Temporary   Defensive   Investments.   When  market  conditions  are
unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Portfolios can invest in a variety of debt securities for defensive purposes. The Portfolios can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Portfolio shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Portfolios can buy:
|_|   obligations  issued  or  guaranteed  by  the  U.  S.  government  or  its instrumentalities or agencies,
|_| commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the three top rating categories of a nationally recognized rating organization,
|_| short-term debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's Investors Service, Inc. or at least BBB by Standard & Poor's Corporation, or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,
|_| certificates of deposit and bankers' acceptances of domestic and foreign banks having total assets in excess of $1 billion, and
|_|   repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that each Portfolio has adopted to govern its investments that can be changed only by the vote of a "majority" of the Portfolio's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or |_| more than 50% of the outstanding shares.


      The Portfolios' investment objectives are fundamental policies. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Portfolios' Board of Directors can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Portfolios' most significant investment policies are described in the Prospectus.

      |X|  Do  the  Portfolios  Have  Additional   Fundamental  Policies?   The
following   investment   restrictions   are   fundamental   policies   of   the
Portfolios.  Each Portfolio cannot:

|_| The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

|_| (a) Invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities (other than U.S. Government agency securities) of any one issuer (including repurchase agreements with any one bank); and (b) purchase more than either (i) 10% of the principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the U.S. Government or its agencies, bank money instruments or bank repurchase agreements. (This restriction is not applicable to the Government Securities Portfolio).

|_| Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmissions, electric and telephone each will be considered a separate industry for purposes of this restriction; provided that this limitation shall not apply to the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit issued by domestic banks and bankers' acceptances. (This restriction is not applicable to the International Equity Portfolio or the Government Securities Portfolio).

|_| Alone, or together with any other Portfolio or Portfolios, make investments for the purpose of exercising control over, or management of, any issuer.

|_| Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved, and only if immediately thereafter not more than 10% of such Portfolio's total assets, taken at market value, would be invested in such securities.

|_| Purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate, except that the Total Return Portfolio, the International Equity Portfolio, the Growth Portfolio, and the Government Securities Portfolio each may: (1) purchase securities of issuers which invest or deal in any of the above and (2) invest for hedging purposes in futures contracts on securities, financial instruments and indices, and foreign currency, as are approved for trading on a registered exchange. The International Equity Portfolio may also invest in options on foreign futures contracts on securities, financial instruments and indices and foreign currency.

|_| Purchase any securities on margin (except that the Company may obtain such short term credits as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position. The deposit or payment by a Portfolio of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

|_| Make loans, except that the Portfolio (1) may lend portfolio securities in accordance with the Portfolio's investment policies up to 33 1/3% of the Portfolio's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

|_| Borrow amounts in excess of 10% of its total assets, taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes; or make investments in portfolio securities while its outstanding borrowings exceed 5% of its total assets.

|_| Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Portfolio except as may be necessary in connection with borrowings mentioned in (8) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of such Portfolio's total assets, taken at market value at the time thereof. The deposit of cash equivalents and liquid debt securities in a segregated account with the custodian and/or with a broker in connection with futures contracts or related options transactions and the purchase of securities on a "when-issued" basis are not deemed to be pledges.

|_| Underwrite securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the 1933 Act in selling portfolio securities.

|_| Write, purchase or sell puts, calls or combinations thereof, except that the Total Return Portfolio, and the Growth Portfolio may write covered call options and engage in closing purchase transactions. (This restriction is not applicable to the International Equity Portfolio and the Government Securities Portfolio.)

|_| Invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets, taken at market value at the time of the investment, would be invested in such securities. However, up to 25% of the total assets of such Portfolio may be invested in securities (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on The New York Stock Exchange. (This restriction is not applicable to the International Equity Portfolio.)

      Each LifeSpan Portfolio may not:

|_| Issue senior securities, except as permitted by paragraphs 2, 3, 6 and 7 below. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments and repurchase agreements entered into in accordance with the Portfolio's investment policies, are not deemed to be senior securities.

|_| Purchase any securities on margin (except that the Company may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position. The deposit or payment by a Portfolio of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

|_| Borrow money, except for emergency or extraordinary purposes including (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) taken at market value, (ii) in connection with the redemption of Portfolio shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, but only if after each such borrowing there is asset coverage of at least 300% as defined in the Investment Company Act. For purposes of this investment restriction, reverse repurchase agreements, mortgage dollar rolls, short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing. |_| Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter for purposes of the 1933 Act.

|_| Purchase or sell real estate except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

|_| Invest in commodities, except the Portfolio may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call options and repurchase agreements entered into in accordance with the Portfolio's investment policies.

|_| Make loans, except that the Portfolio (1) may lend portfolio securities in accordance with the Portfolio's investment policies up to 33 1/3% of the Portfolio's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed bonds, debentures or other similar obligations.

|_| Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

|_| With respect to 75% of total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

      (a) such purchase would cause more than 5% of the Portfolio's total assets taken at market value to be invested in the securities of such issuer; or

      (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

      Investment   Restrictions   That  Are   Non-Fundamental.   The  following
restrictions are non-fundamental and may be changed by the Board of Directors without the approval of shareholders.

      Each LifeSpan Portfolio may not:

|_| Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Portfolio's total assets taken at market value. Collateral arrangements with respect to margin, option and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.

|_| Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Manager or the relevant Subadvisers to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

|_| Purchase or retain securities of an issuer if one or more of the Directors or officers of the Company or directors or officers of the Manager or any Subadviser or any investment management subsidiary of the Manager or any Subadviser individually owns beneficially more than 0.5% and together own beneficially more than 5% of the securities of such issuer.

|_| Purchase a security if, as a result, (i) more than 10% of the Portfolio's assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Portfolio or (iii) more than 5% of the Portfolio's assets would be invested in any one such investment company. The Portfolio will not purchase the securities of any open-end investment company except when such purchase is part of a plan of merger, consolidation, reorganization or purchase of substantially all of the assets of any other investment company, or purchase the securities of any closed-end investment company except in the open market where no commission or profit to a sponsor or dealer results from the purchase, other than customary brokerage fees. The Portfolio has no current intention of investing in other investment companies.

|_| Invest more than 15% of total assets in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933.

|_| Invest more than 5% of total assets in securities of any issuer which, together with its predecessors, has been in operation for less than three years.

|_| Invest in securities which are illiquid if, as a result, more than 15% of its net assets would consist of such securities, including repurchase agreements maturing in more than seven days, securities that are not readily marketable, certain restricted securities, purchased OTC options, certain assets used to cover written OTC options, and privately issued stripped mortgage-backed securities.

|_|  Purchase   securities  while  outstanding   borrowings  exceed  5%  of  the
Portfolio's total assets.

|_|   Invest in real estate limited partnership interests.

|_| Purchase warrants of any issuer, if, as a result of such purchase, more than 2% of the value of the Portfolio's total assets would be invested in warrants which are not listed on an exchange or more than 5% of the value of the total assets of the Portfolio would be invested in warrants generally, whether or not so listed. For these purposes, warrants are to be valued at the lesser of cost or market, but warrants acquired by the Portfolio in units with or attached to debt securities shall be deemed to be without value.

|_| Purchase interests in oil, gas, or other mineral exploration programs or mineral leases; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals.

|_| Write covered call or put options with respect to more than 25% of the value of its total assets, invest more than 25% of its total assets in protective put options or invest more than 5% of its total assets in puts, calls, spreads or straddles, or any combination thereof, other than protective put options. The aggregate value of premiums paid on all options, other than protective put options, held by the Portfolio at any time will not exceed 20% of the Portfolio's total assets.

|_|   Invest for the purpose of  exercising  control over or  management of any company.

      For purposes of a Portfolios' policy not to concentrate their assets, described above in Restriction (2) for the Panorama Portfolios and Restriction
(8) for the LifeSpan Portfolios, the Portfolios have adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.

      The percentage restrictions described above and in the Prospectus are applicable only at the time of investment and require no action by a Portfolio as a result of subsequent changes in value of the investments or the size of a Portfolio.

      As a matter of non-fundamental policy, each Portfolio has undertaken to limit its investments in illiquid securities to a stated percentage of net assets.

      |X| Meetings of Shareholders. As a series of a Maryland corporation, the Portfolios are not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Portfolios will hold meetings when required to do so by the Investment Company Act or other applicable law. They will also do so when a shareholder meeting is called by the Directors or upon proper request of the shareholders.

Directors and Officers of the Company. The Directors and officers of the Company, and their principal occupations and business affiliations during the past five years are listed below. Directors denoted with an asterisk (*) below are deemed to be "interested persons" of the Company under the Investment Company Act. All of the Directors are also trustees, directors or managing general partners of the following Denver-based Oppenheimer funds1:


Oppenheimer Cash Reserves        Oppenheimer   Total  Return  Fund,
                                 Inc.
Oppenheimer Champion Income Fund Oppenheimer Variable Account Funds
Oppenheimer Equity Income Fund   Panorama Series Fund, Inc.
Oppenheimer High Yield Fund      Centennial America Fund, L. P.
Oppenheimer  International  Bond Centennial  California  Tax Exempt
Fund                             Trust
Oppenheimer Integrity Funds      Centennial Government Trust
Oppenheimer         Limited-Term Centennial Money Market Trust
Government Fund
Oppenheimer  Main Street  Funds, Centennial  New  York  Tax  Exempt
Inc.                             Trust
Oppenheimer Municipal Fund       Centennial Tax Exempt Trust
Oppenheimer Real Asset Fund      The  New  York  Tax-Exempt  Income
                                   Fund, Inc.
Oppenheimer   Strategic   Income
Fund

    Ms. Macaskill and Messrs. Swain, Bowen, Bishop, Donohue, Farrar and Zack, who are officers of the Company, respectively hold the same offices with the other Denver-based Oppenheimer funds. As of April 2, 1999, the Directors and officers of the Company as a group did not beneficially own any shares of the Portfolios.

Robert G. Avis,* Director; Age: 67
One North Jefferson Ave., St. Louis, Missouri 63103
Vice Chairman of A.G. Edwards & Sons, Inc. (a broker-dealer) and A.G. Edwards, Inc. (its parent holding company); Chairman of A.G.E. Asset Management and A.G. Edwards Trust Company (its affiliated investment adviser and trust company, respectively).

William A. Baker, Director; Age: 84
197 Desert Lakes Drive, Palm Springs, California 92264
Management Consultant.

George C. Bowen, Treasurer; Age: 62
6803 South Tucson Way, Englewood, Colorado 80112
Formerly  Senior  Vice  President  (from  September,  1987 to  April,  1999) and
Treasurer (from March, 1985 to April, 1999) of the Manager; Formerly Vice President (from June, 1983 to April, 1999) and Treasurer (from March, 1985 to April, 1999) of the Distributor; formerly Vice President (from October, 1989 to April, 1999) and Treasurer (from April, 1986 to April, 1999) of HarbourView; formerly Senior Vice President (from February, 1992 to April, 1999), Treasurer (from July, 1991 to April, 1999) and a director (from December, 1991 to April,
1999) of Centennial; Formerly President, Treasurer and a director of Centennial Capital Corporation (from June, 1989 to April, 1999); Formerly Vice President and Treasurer (from August, 1978 to April, 1999) and Secretary (from April, 1981 to April, 1999) of SSI; formerly Vice President, Treasurer and Secretary of SFSI (from November, 1989 to April, 1999); Formerly Assistant Treasurer of OAC (from March 1998 to April, 1999); Formerly Treasurer of Oppenheimer Partnership Holdings, Inc. (from November, 1989 to April, 1999); Formerly Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (from July, 1996 to April,
1999); Formerly Treasurer of OFIL and Oppenheimer Millennium Fund plc (from October, 1997 to April, 1999).

Charles Conrad, Jr., Director; Age: 68
1501 Quail Street, Newport Beach, CA 92660
Chairman and CEO of Universal Space Lines, Inc. (a space services management company); formerly Vice President of McDonnell Douglas Space Systems Co. prior to which he was associated with the National Aeronautics and Space Administration.

Jon S. Fossel, Director; Age: 56
P.O. Box 44, Mead Street, Waccabuc, New York 10597
Formerly Chairman and a director of the Manager, President and a director of Oppenheimer Acquisition Corp., Shareholder Services, Inc. and Shareholder Financial Services, Inc.

Sam Freedman, Director; Age: 58
4975 Lakeshore Drive, Littleton, Colorado 80123
Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of Shareholder Services, Inc. and Shareholder Financial Services, Inc., Vice President and a director of Oppenheimer Acquisition Corp. and a director of the Manager.

Raymond J. Kalinowski, Director; Age: 69
44 Portland Drive, St. Louis, Missouri 63131
Director  of  Wave  Technologies  International,   Inc.  (a  computer  products
training company).

C. Howard Kast, Director; Age: 76
2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Director; Age: 77
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).


Bridget A. Macaskill,* President; Age: 50
Two World Trade Center, 34th Floor, New York, New York 10048
President (since June 1991), Chief Executive Officer (since September 1995) and a director (since December 1994) of the Manager; President and a director (since June 1991) of HarbourView Asset Management Corp.; Chairman and a director (since August 1994) of Shareholder Services, Inc. and (since September 1995) Shareholder Financial Services, Inc.; President (since September 1995) and a director (since October 1990) of Oppenheimer Acquisition Corp.; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager, and Oppenheimer Millennium Funds plc; President and a director of other Oppenheimer funds; a director of Hillsdown Holdings plc (a U.K. food company).

Ned M. Steel, Director; Age: 84
3416 South Race Street, Englewood, Colorado 80110
Chartered Property and Casualty Underwriter; a director of Visiting Nurse Corporation of Colorado.

James C. Swain, Chairman, Chief Executive Officer and Director*; Age 65 6803 South Tucson Way, Englewood, Colorado 80112 Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, and Chairman of the Board of Shareholder Services, Inc.

Peter M. Antos, Vice President and Portfolio Manager; Age 52 One Financial Plaza, 755 Main Street, Hartford, CT 06103-2603 Chartered Financial Analyst,
Vice President of the Company and Senior Vice President of the Manager and HarbourView; portfolio manager of other Oppenheimer funds; previously Vice President and Senior Portfolio Manager, EquitiesnConnecticut Mutual Life Insurance Company - G.R. Phelps & Co. ("G.R.
Phelps") (1989-1996).

Michael C. Strathearn, Vice President and Portfolio Manager; Age 45 One Financial Plaza, 755 Main Street, Hartford, CT 06103-2603 Chartered Financial Analyst, Vice President of the Company and the Manager since March, 1996; Vice President of HarbourView; portfolio manager of other Oppenheimer funds; previously a Portfolio Manager, EquitiesnConnecticut Mutual Life Insurance Company ("CML") (1988-1996).

Kenneth B. White, Vice President and Portfolio Manager; Age 46 One Financial Plaza, 755 Main Street, Hartford, CT 06103-2603 Chartered Financial Analyst, Vice President of the Company and the Manager since March, 1996; Vice President of HarbourView; portfolio manager of other Oppenheimer funds; previously a Portfolio Manager, EquitiesnCML (1982-1996); Senior Investment Officer, EquitiesnCML (1987-1992).


Stephen F. Libera, Vice President and Portfolio Manager; Age 47 One Financial Plaza, 755 Main Street, Hartford, CT 06103-2603 Chartered Financial Analyst, Vice President of the Company and the Manager since March, 1996; Vice President of HarbourView; portfolio manager of other Oppenheimer funds; previously a Vice President and Senior Portfolio Manager, Fixed Income--G.R. Phelps (1985-1996).

David P. Negri, Vice President and High Income Fund, Bond Fund, Strategic Bond Fund and Multiple Strategies Fund Portfolio Manager, Age: 45 Two World Trade Center, 34th Floor, New York, New York 10048 Senior Vice President of the Manager (since June 1989); an officer of other Oppenheimer funds.

Arthur J. Zimmer, Vice President and Money Fund Portfolio Manager, Age: 53 6803 South Tucson Way, Englewood, Colorado 80112 Senior Vice President of the Manager (since June 1997); Vice President of Centennial (since September 1991); an officer of other Oppenheimer funds; formerly Vice President of the Manager (October 1990-June 1997).

John S. Kowalik, Vice President and Bond Fund Portfolio Manager, Age: 42
Two World Trade Center, 34th Floor, New York, New York 10048
Senior Vice President of the Manager (since July 1998); an officer of other Oppenheimer funds; formerly Managing Director and Senior Portfolio Manager at Prudential Global Advisors (1989-1998).

Andrew J. Donohue, Vice President and Secretary; Age: 48
Two World Trade Center, 34th Floor, New York, New York 10048
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager; Executive Vice President (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView Asset Management Corp., Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc. (since September 1995); President and a director of Centennial Asset Management Corp. (since September 1995); President and a director of Oppenheimer Real Asset
Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; Vice President and a Director of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer; Age: 40
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund
Controller for the Manager.



Scott T. Farrar, Assistant Treasurer; Age: 33
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

Robert G. Zack, Assistant Secretary; Age: 50
Two World Trade Center, 34th Floor, New York, New York 10048-0203 Senior Vice President (since May 1985) and Associate General Counsel (since May 1981) of the Manager, Assistant Secretary of Shareholder Services, Inc. (since May 1985), and Shareholder Financial Services, Inc. (since November 1989); Assistant Secretary (since October 1997) of Oppenheimer Millennium Funds plc and OppenheimerFunds International Ltd.; an officer of other Oppenheimer funds.

    |X| Remuneration of Directors. The officers of the Company and one Director of the Company (Mr. Swain) is affiliated with the Manager and receives no salary or fee from the Company. The remaining Directors of the Company received the compensation shown below. The compensation from the Portfolios was paid during their fiscal year ended December 31, 1998. The compensation from all of the Denver-based Oppenheimer funds includes the compensation from the Portfolios and represents compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 1998.






















--------------------------------------------------------------------
                                              Total Compensation
Director's Name and    Aggregate              From all
Other Positions        Compensation           Denver-Based
                       from Portfolios        Oppenheimer Funds1
--------------------------------------------------------------------
--------------------------------------------------------------------

Robert G. Avis                  $___                 $67,998

--------------------------------------------------------------------
--------------------------------------------------------------------
                                $___                 $69,998
William A. Baker


--------------------------------------------------------------------
--------------------------------------------------------------------

Charles Conrad, Jr.             $___                 $67,998

--------------------------------------------------------------------
--------------------------------------------------------------------

Jon. S. Fossel                  $___               $67,496.04

--------------------------------------------------------------------
--------------------------------------------------------------------

Sam Freedman
Audit and Review                $___                 $73,998
Committee Member
--------------------------------------------------------------------
--------------------------------------------------------------------

Raymond J. Kalinowski
Audit and Review
Committee Member               $____                 $73,998
--------------------------------------------------------------------
--------------------------------------------------------------------



C. Howard Kast                  $___                 $76,998
Audit and Review
Committee Chairman

--------------------------------------------------------------------
--------------------------------------------------------------------

Robert M. Kirchner             $____                 $67,998

--------------------------------------------------------------------
1.    For the 1998 calendar year.

    |X| Deferred Compensation Plan. The Board of Directors has adopted a Deferred Compensation Plan for disinterested Directors that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Portfolios. Under the plan, the compensation deferred by a Director is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Director. The amount paid to the Director under the plan will be determined based upon the performance of the selected funds.

    Deferral of Director's fees under the plan will not materially affect the Portfolios' assets, liabilities and net income per share. The plan will not obligate the Portfolios to retain the services of any Director or to pay any particular level of compensation to any Director. Pursuant to an Order issued by the Securities and Exchange Commission, the Portfolios may invest in the funds selected by the Director under the plan without shareholder approval for the limited purpose of determining the value of the Director's deferred fee account.

      Major Shareholders.



The Manager, the Subadvisers and Their Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition Corporation ("OAC"), a holding company controlled by MML. OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Portfolios, and one of whom (Mr. Swain) serves as a Director of the Company.

      The Manager and the Company have a Code of Ethics, as does each Subadviser. The Codes of Ethics are designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of a Portfolio's portfolio transactions. Compliance with the respective Code of Ethics is carefully monitored and strictly enforced by the Manager or the relevant Subadviser.

      The Investment Advisory Agreements. Each Portfolio has entered into an Investment Advisory Agreement with the Manager, effective March 1, 1996. The investment advisory agreement between the Manager and each Portfolio requires the Manager, at its expense, to provide each Portfolio with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for each Portfolio, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for the continuous public sale of shares of each Portfolio.

      Expenses not expressly assumed by the Manager under an advisory agreement are paid by the relevant Portfolio. The advisory agreement lists examples of expenses to be paid by a Portfolio, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Directors, legal, and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation.

      The advisory fees paid by the Portfolios to G.R. Phelps, the Portfolios' prior investment advisor (until March 1, 1996), and the management fees paid to the Manager from March 1, 1996 to December 31, 1996 and for the fiscal years ended December 31, 1997 and 1998 were as follows:

                          1996            1997           1998
                          ----            ----           ----

Total Return Portfolio              $ 5,817,245          $ 6,482,637          $

Growth Portfolio               $ 2,801,667          $ 3,818,977               $

International Equity Portfolio      $    569,471         $    732,642
$
Life Span Capital Appreciation      $    281,564         $    437,070         $

LifeSpan Balanced Portfolio         $    355,893         $    504,390         $

LifeSpan Diversified Income         $    171,569         $    213,594         $

Government Securities Portfolio     $    125,427         $    120,922         $

Total All Portfolios           $10,122,836          $12,310,232         $
                               ===========          ===========         =


      The advisory agreements provide that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the advisory agreement, the Manager is not liable for any loss resulting from any good faith errors or omissions in connection with any matters to which the agreement relates. Each advisory agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with its other investment activities.

      The Investment Subadvisory Agreements. The advisory agreements permit the Manager to hire one or more subadvisers to assist with the management of the Portfolios. The Manager has done so for the International Equity Portfolio and the LifeSpan Portfolios.

      With respect to the International Equity Portfolio and the international component for the LifeSpan Capital Appreciation Portfolio and LifeSpan Balanced Portfolio, the Manager has entered into investment subadvisory agreements with Babson-Stewart Ivory International ("Babson-Stewart"). With respect to the small cap component of the LifeSpan Capital Appreciation and LifeSpan Balanced Portfolios, the Manager has entered into investment subadvisory agreements with Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"). With respect to the high yield/high risk bond component for each LifeSpan Portfolio, the Manager has entered into investment subadvisory agreements with Credit Suisse Asset Management.

      Babson-Stewart, One Memorial Drive, Cambridge, Massachusetts 02142, is a Massachusetts general partnership and a registered investment adviser and was originally established in 1987. The general partners of Babson-Stewart are David
L. Babson & Co., which is an indirect subsidiary of Massachusetts Life Insurance Company, and Stewart Ivory & Co. (International), Ltd. As of December 31, 1998, Babson-Stewart had approximately $___ billion in assets under management.
      Credit Suisse Asset Management, One Citicorp Center, 153 E. 53rd Street, 57th Floor, New York, NY 10022, is a partnership between Credit Suisse Capital Corporation and CS Advisors Corp. BEA Associates has been providing domestic and global fixed income and equity investment management services for institutional clients and mutual funds since 1984 and, had $___ billion in assets under management as of December 31, 1998.

      Pilgrim Baxter, 825 Duportail Road, Wayne, Pennsylvania 19087, was established in 1982 to provide specialized equity management for institutional investors. Pilgrim Baxter is a Delaware corporation and a wholly owned subsidiary of United Asset Management Corporation. As of December 31, 1998, Pilgrim had over $__ billion in assets under management.

      Under the respective investment subadvisory agreements, the corresponding Subadviser, subject to the review of the Board of Directors and the overall supervision of the Manager, is responsible for managing the investment operations of the corresponding LifeSpan Portfolio component and the composition of the component's portfolio and furnishing the LifeSpan Portfolio with advice and recommendations with respect to investments and the purchase and sale of securities for the respective component. The shareholders of the Portfolios approved new subadvisory agreements with the relevant subadvisers effective March 1, 1996. The Manager, not the Portfolios, pays the subadvisers. The subadvisers are paid at the rate set forth in the Prospectus.

      The investment subadvisory agreements with Babson-Stewart provide that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard with respect to its obligations and duties under the agreements, Babson-Stewart will not be subject to liability for any loss sustained by reason of its good faith errors of omissions in connection with any matters to which the agreements relate.

      The investment subadvisory agreements with Pilgrim Baxter provide that in the absence of willful misfeasance, bad faith, negligence, or reckless disregard of the performance of its duties under the agreements, Pilgrim is not subject to liability for any error of judgment or mistake of law or for any other action or omission in the course of, or connected with, rendering services or for any losses that may be sustained in the purchase, holding or sale of any security, or otherwise.

      The investment subadvisory agreements with Credit Suisse Asset Management provide that in the absence of willful misfeasance, bad faith, negligence, or reckless disregard of the performance of its duties under the agreement, Credit Suisse Asset Management is not subject to liability for losses as a result of its activities in connection with the adoption of any investment policy or the purchase, sale or retention of securities on behalf of the LifeSpan Portfolios subadvised by Credit Suisse Asset Management if such activities were made with due care and in good faith.

      For the period from June, 1996 through December, 1996 and for the fiscal years ended December 31, 1997 and 1998, the Manager paid subadvisory fees to Babson-Stewart totaling $251,772.80, $520,403.32 and $__________, respectively;
Pilgrim Baxter totaling $55,857.40, $116,743.77 and $__________, respectively; and Credit Suisse Asset Management totaling $35,061.40, $78,164.82 and $__________, respectively.

      The  Transfer  Agent.   OppenheimerFunds  Services,  a  division  of  the
Manager, is each Portfolio's transfer agent, and is responsible for maintaining each Portfolio's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions. It provides these services "at cost."
 Brokerage Policies Of The Portfolios

      The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by the Board of Directors, the Manager and the relevant Subadvisers are primarily responsible for the investment decisions of each Portfolio or Portfolio component and the placing of its portfolio transactions. It is the policy of each Portfolio to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While the Manager and the Subadvisers generally seek reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available.

Brokerage Provisions of the Investment Advisory Agreements. One of the duties of the Manager under each advisory agreement is to arrange the portfolio transactions for each Portfolio. Each advisory agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect a Portfolio's portfolio transactions. In doing so, the Manager is authorized by the advisory agreement to employ such broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of a Portfolio to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding, but is expected to minimize the commissions paid to the extent consistent with the interest and policies of a Portfolio as established by its Board of Directors. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price.

      Under each advisory agreement, the Manager is authorized to select brokers that provide brokerage and/or research services for a Portfolio and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged, if a good faith determination is made by the Manager and the commission is fair and reasonable in relation to the services provided. Subject to the foregoing considerations, the Manager may also consider sales of shares of a Portfolio and other investment companies managed by the Manager or its affiliates as a factor in the selection of brokers for a Portfolio's portfolio transactions.

Description of Brokerage Practices Followed by the Manager and Subadvisers. Most purchases of debt securities, commercial paper, and money market instruments made by the Portfolios are principal transactions at net prices, and the Portfolios incur little or no brokerage costs for these transactions.


      Subject to the provisions of the advisory agreements and the subadvisory agreements and the procedures and rules described above, allocations of brokerage are generally made by the Manager's or the Subadviser's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the advisory agreements and the subadvisory agreements and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's or the Subadviser's executive officers. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed income agency transactions in the secondary market and otherwise only if it appears likely that a better price or execution can be obtained.

      When the Portfolios engage in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager, the Subadvisers and their affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, or a Subadviser, and investment research received for the commissions of those other accounts may be useful both to the Portfolios and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager (or Subadviser) in the investment decision-making process may be paid in commission dollars. The Board of Directors permits the Manager to use concessions on fixed price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board also permits the Manager to use stated commissions on secondary fixed-income trades to obtain research where the broker has represented to the Manager that (i) the trade is not from the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

      The research services provided by brokers broadens the scope and supplements the research activities of the Manager and Subadvisers, by making available additional views for consideration and comparisons, and enabling the Manager and Subadvisers to obtain market information for the valuation of securities held in a Portfolio's portfolio or being considered for purchase.

      As most purchases made by Government Securities Portfolio are principal transactions at net prices, that Portfolio incurs little or no brokerage costs. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price. No principal transactions and, except under unusual circumstances, no agency transactions for this Portfolio will be handled by any affiliated securities dealer. In the unusual circumstance when this Portfolio pays brokerage commissions, the above-described brokerage practices and policies are followed. However, since brokerage commissions, if any, are small, high portfolio turnover does not have an appreciable adverse effect upon net asset value of the Portfolio.

      During the Portfolios' fiscal years ended December 31, 1996, 1997 and 1998, total brokerage commissions paid by the Portfolios listed below were:

                                          1996      1997        1998
                                        Brokerage        Brokerage Brokerage
Portfolio                               Commissions         Commissions
Commissions

Growth Portfolio                          $558,861  $1,587,706   $
Total Return Portfolio                    $802,877  $2,051,990   $
International Equity Portfolio            $190,606  $  224,663   $
LifeSpan Capital Appreciation Portfolio   $ 29,204  $   84,779   $
Lifespan Diversified Income Portfolio     $  2,766  $    7,358   $
LifeSpan Balanced Portfolio               $ 24,827  $   70,620   $
Government Securities Portfolio           $      0  $        0   $

Performance of the Portfolios

Yield and Total Return Information. From time to time, as set forth in the Prospectus, the "standardized yield," "dividend yield," "average annual total return," or "cumulative total return," as the case may be, of an investment in a Portfolio may be advertised. An explanation of how yields and total returns are calculated and the components of those calculations is set forth below.

      A Portfolio's advertisement of its performance must, under applicable rules of the SEC, include the average annual total returns for the Portfolio for the 1, 5 and 10-year periods (or the life of the Portfolio, if less) as of the most recently ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare a Portfolio's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. The performance data for a Portfolio does not reflect the effect of any charges or costs of the insurance company separate account that invests in the Portfolio on behalf of the variable contracts of contract owners. An investment in a Portfolio is not insured; its yields and total returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, shares may be worth more or less than their original cost. Yields and total returns for any given past period are not a prediction or representation by a Portfolio of future yields or rates of return on its shares. The yields and total returns of a Portfolio are affected by portfolio quality, the type of investments the Portfolio holds and its operating expenses.

       Yield Information.

       Standardized Yield. The Astandardized yield@ (referred to as Ayield@) is shown for a stated 30-day period. It is not based on actual distributions paid by the Portfolios to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Portfolios= portfolio investments for that period. It may therefore differ from the Adividend yield,@ as shown below. It is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission designed to assure uniformity in the way that all portfolios calculate their yields:

                                  2 [( a-b  + 1)6 - 1]
           Standardized Yield  =       ( c d  )


      The symbols above represent the following factors:

      a  = dividends and interest earned during the 30-day period.
      b  = net expenses accrued for the period (expense reimbursements).
      c  = the average daily number of Portfolio shares  outstanding during the
           30-day period that were entitled to receive dividends.
      d = the Portfolio's maximum offering price per share on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield of a Portfolio for a 30-day period may differ from its yield for any other period. The Securities and Exchange Commission formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. For the 30 days ended December 31, 1997, the yield of Government Securities Portfolio, calculated as described above was 5.47%.

      Dividend Yield and Distribution Return. From time to time a Portfolio may quote a Adividend yield@ or Adistribution return.@ Dividend yield is based on a Portfolio=s dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, a Portfolio=s dividends and/or distributions declared during a stated period of one year or less (for example, 30 days, are added together, and the sum is divided by the Portfolio=s maximum offering price on the last day of the period). When the result is annualized for a period of less than one year, the Adividend yield@ is calculated as follows:


      Dividend Yield   =      Dividends     Divided by Number of Days
                                             (accrual period) x 365
                         Maximum Offering Price
                          (last day of period)

      For the 30-day period ended December 31, 1997, the dividend yield for Government Securities Porfolio was 6.86%.


Total Return Information

      Average Annual Total Returns. A Portfolio's "average annual total return" is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment according to the following formula:

                (ERV)1/n  -  1  =  Average Annual Total Return
                   P

      Cumulative Total Returns. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                    ERV-P  =  Total Return
                      P

Both formulas assume that all dividends and capital gains distributions during the period are reinvested at net asset value per share, and that the investment is redeemed at the end of the period. Set forth below is the "average annual total return" and "total return" for each Fund (using the method described above) during the periods indicated:


Average Annual Total Return by Portfolio:

                           Five     Ten                       Cumulative
                  Fiscal   Year     Year                      Total Return
                  Year     Period   Period                    From
                  Ended    Ended    Ended     Inception(1)    Inception(1)
Portfolio         12/31/98 12/31/98 12/31/98  to 12/31/98     to 12/31/98

Total Return Portfolio     %                  %     %   %          %
Growth Portfolio  %        %        %         %         %
International Equity %              %         %     %         %
LifeSpan Capital
   Appreciation      %              %         %     %         %
LifeSpan Balanced %        %        %         %         %
LifeSpan Diversified
   Income         %        %        %         %         %
Government Securities      %                  %     %   %          %
--------------
(1)Inception dates are as follows: May 13, 1992 for International Equity Portfolio and Government Securities Portfolio; September 1, 1995 for LifeSpan Capital Appreciation Portfolio, LifeSpan Balanced Portfolio and LifeSpan Diversified Income Portfolio; January 21, 1982 for Growth Portfolio; and September 30, 1982 for Total Return Portfolio.

      From time to time a Portfolio may also include in its advertisements and sales literature performance information about a Portfolio or rankings of a Portfolio's performance cited in newspapers or periodicals, such as The New York Times or the Wall Street Journal. These articles may include quotations of performance from other sources, such as Lipper Analytical Services, Inc.
or Morningstar, Inc.

Other Performance Comparisons. From time to time a Portfolio may publish the ranking of its shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Portfolios, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Portfolios is ranked against other mutual funds offered under variable contracts. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take taxes into consideration.

      From time to time a Portfolio may publish the star ranking of the performance of its shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Portfolios, in broad investment categories (domestic stock, international stock, taxable bond, municipal bond and hybrid) based on risk-adjusted investment return. Investment return measures a fund's three, five and ten-year average annual total returns (when available) in excess of 90-day U.S. Treasury bill returns after considering expenses. Risk measures fund performance below 90-day U.S. Treasury bill monthly returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). Morningstar may rank the shares of the Portfolio in relation to other funds in their respective categories. Rankings are subject to change monthly.

      A Portfolio may also compare its performance to that of other funds in its Morningstar Category. In addition to its star rankings, Morningstar also categorizes and compares a fund's 3-year performance based on Morningstar's classification of the fund's investments and investment style, rather than how a fund defines its investment objective. Morningstar's four broad categories (domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.

      From time to time, the Manager may publish rankings or ratings of the Manager (or the Transfer Agent), by independent third-parties, on the investor services provided by them to shareholders of the Oppenheimer funds, other than the performance rankings of the Oppenheimer funds themselves. These ratings or rankings of shareholder/investor services by third parties may compare the Oppenheimer funds services to those of other mutual fund families selected by the rating or ranking services, and may be based upon the opinions of the rating or ranking service itself, using its own research or judgment, or based upon surveys of investors, brokers, shareholders or others.


ABOUT YOUR ACCOUNT

How To Buy Shares

      Insurance Companies are the record holders and the owners of shares of beneficial interest in each Portfolio of the Company. In accordance with any limitations set forth in their variable contracts, contract holders may direct their Insurance Companies to allocate amounts available for investment among the Company's Portfolios. Instructions for any such allocation, or for the purpose of redemption of shares of a Portfolio, must be made by the investor's Insurance Company. The rights of Insurance Companies as record holders and owners of shares of a Portfolio are different from the rights of variable contract holders. The term "shareholder" in this Statement of Additional Information refers only to Insurance Companies and not to contract holders. The Company reserves the right to limit the types of separate accounts that may invest in any Portfolio.

      The sale of shares of the Portfolios is currently limited to Accounts as explained on the cover page of this Statement of Additional Information and the Prospectus. Such shares are sold at their respective offering prices (net asset values without sales charges) and redeemed at their respective net asset values as described in the Prospectus.

Determination of Net Asset Value Per Share. The net asset value per share of each Portfolio is determined as of the close of business of The New York Stock Exchange on each day the Exchange is open by dividing the value of a Portfolio's net assets by the number of shares outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before or after a holiday). The Exchange's most recent annual holiday schedule (which is subject to change) states that it will close New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day; it may close on other days. Trading may occur at times when the Exchange is closed (including weekends and holidays or after 4:00 P.M., on a regular business day). Because the net asset values of a Portfolio will not be calculated at such times, if securities held by a Portfolio are traded at such time, the net asset values per share of a Portfolio may be significantly affected on such days when shareholders do not have the ability to purchase or redeem shares.

      The Fund=s Board of Directors has established procedures for the valuation of each Portfolio=s securities, generally as follows:

      (i) equity securities traded on a U.S. securities exchange or on the Automated Quotation System ("NASDAQ") of the Nasdaq Stock Market, Inc. for which last sale information is regularly reported are valued at the last reported sale price on the principal exchange for such security or NASDAQ that day (the "Valuation Date") or, in the absence of sales that day, at the last reported sale price preceding the Valuation Date if it is within the spread of the closing "bid" and "asked" prices on the Valuation Date or, if not, the closing "bid" price on the Valuation Date;

      (ii) equity securities traded on a foreign securities exchange are valued generally at the last sales price available to the pricing service approved by the Fund's Board of Directors or to the Manager as reported by the principal exchange on which the security is traded at its last trading session on or immediately preceding the Valuation Date, or, if unavailable, at the mean between "bid" and "asked" prices obtained from the principal exchange or two active market makers in the security on the basis of reasonable inquiry;

      (iii) a non-money market fund will value (x) debt instruments that had a maturity of more than 397 days when issued, (y) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity in excess of 60 days, and (z) non-money market type debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of sixty days or less, at the mean between "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or, if unavailable, obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry;

      (iv) money market-type debt securities held by a non-money market fund that had a maturity of less than 397 days when issued and have a remaining maturity of 60 days or less, and debt instruments held by a money market fund that have a remaining maturity of 397 days or less, shall be valued at cost, adjusted for amortization of premiums and accretion of discount; and

      (v)   securities    (including    restricted    securities)   not   having
      readily-available market quotations are valued at fair value determined under the Board's procedures.

      If the Manager is unable to locate two market makers willing to give quotes (see (ii) and (iii) above), the security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the Abid@ price if no Aasked@ price is available) provided that the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect the current market value.

      In the case of U.S. Government Securities and mortgage-backed securities, corporate debt, and foreign securities, where last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity and other special factors involved. The Manager may use pricing services approved by the Board of Directors to price U.S. Government Securities, corporate debt, and foreign securities or mortgage-backed securities for which last sale information is not generally available. The Manager will monitor the accuracy of such pricing services, which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.

      Trading in securities on European and Asian exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange. Events affecting the values of foreign securities traded in securities markets that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Portfolio's calculation of net asset value unless the Board of Directors or the Manager, under procedures established by the Board of Directors, determines that the particular event is likely to effect a material change in the net asset value of a Portfolio's share. Foreign currency, including forward contracts, will be valued at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. The values of securities denominated in foreign currency will be converted to U.S. dollars at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service.

      Puts, calls and Futures are valued at the last sales price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Directors or by the Manager. If there were no sales that day, value shall be the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "ask" prices on the principal exchange or on NASDAQ on the valuation date, or, if not, value shall be the closing "bid" price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued at the mean between "bid" and "ask" prices obtained by the Manager from two active market makers (which in certain cases may be the "bid" price if no "ask" price is available). Dividends, Capital Gains and Taxes

Dividends and Distributions. The Company intends for each Portfolio to qualify and be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for each taxable year. By so qualifying, the Portfolios will not be subject to Federal income taxes on amounts paid by them as dividends and distributions, as described in the Prospectus. Each Portfolio is treated as a separate entity for purposes of determining Federal tax treatment. The Company will endeavor to ensure that each Portfolio's assets are so invested so that all such requirements are satisfied, but there can be no assurance that it will be successful in doing so.

      In order to qualify as a regulated investment company under Subchapter M of the Code, a Portfolio must, among other things, derive at least 90% of its gross income for the taxable year from dividends, interest, gains from the sale or other disposition of stock, securities or foreign currencies, fees from certain securities loans or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% income test"), and satisfy certain annual distribution and quarterly diversification requirements. For purposes of the 90% income test, income that a Portfolio earns from equity interests in certain entities that are not treated as corporations (e.g., are treated as partnerships or trusts) for U.S. tax purposes will generally have the same character for the Portfolio as in the hands of such entities; consequently, the Portfolio may be required to limit its equity investments in such entities that earn fee income, rental income, or other nonqualifying income.

      As noted in the Prospectus, each Portfolio must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on a Portfolio by the Investment Company Act and Subchapter M of the Code, place certain limitations on the assets of each separate account and, because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account, the assets of a Portfolio, that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items
(including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Portfolio to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally result in treatment of the variable contract holders other than as described in the applicable variable contract prospectus, including inclusion in ordinary income of income accrued under the contracts for the current and all prior taxable years. Any such failure may also result in adverse tax consequences for the Portfolio and the insurance company issuing the contracts.

      Foreign exchange gains and losses realized by a Portfolio in connection with certain transactions involving foreign currency denominated debt securities, certain options and futures contracts relating to foreign currency, forward foreign currency contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. If the net foreign exchange loss for a year were to exceed the Portfolio's investment company taxable income (computed without regard to such loss) the resulting overall ordinary loss for such year would not be deductible by the Portfolio or its shareholders in future years.

      Limitations imposed by the Code on regulated investment companies like the Portfolios may restrict the Portfolios' ability to enter into futures, options and currency forward transactions.

      The Portfolios may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

      The federal income tax rules applicable to mortgage dollar rolls and interest rate swaps, caps, floors and collars are unclear in certain respects, and the Portfolios may be required to account for these instruments under tax rules in a manner that, under certain circumstances, may limit their transactions in these instruments.

      If a Portfolio acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Portfolio could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Portfolio is timely distributed to its shareholders. The Portfolio would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the Portfolio to recognize taxable income or gain without the concurrent receipt of cash. Each Portfolio may limit and/or manage its stock holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The Custodian. The Bank of New York is the Custodian of the Portfolios' assets. The Custodian's responsibilities include safeguarding and controlling the Portfolios' portfolio securities, collecting income on the portfolio securities and handling the delivery of such securities to and from the Portfolios.

Independent Auditors. The independent auditors of the Portfolios are Deloitte & Touche LLP. They audit the Portfolios' financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

                             Appendix A

-------------------------------------------------------------------------------
                      Industry Classifications
-------------------------------------------------------------------------------

Aerospace/Defense                   Food and Drug Retailers
Air Transportation                  Gas Utilities
Asset-Backed                        Health Care/Drugs
Auto Parts and Equipment            Health Care/Supplies & Services
Automotive                          Homebuilders/Real Estate
Bank Holding Companies              Hotel/Gaming
Banks                               Industrial Services
Beverages                           Information Technology
Broadcasting                        Insurance
Broker-Dealers                      Leasing & Factoring
Building Materials                  Leisure
Cable Television                    Manufacturing
Chemicals                           Metals/Mining
Commercial Finance                  Nondurable Household Goods
Communication Equipment             Office Equipment
Computer Hardware                   Oil - Domestic
Computer Software                   Oil - International
Conglomerates                       Paper
Consumer Finance                    Photography
Consumer Services                   Publishing
Containers                          Railroads
Convenience Stores                  Restaurants
Department Stores                   Savings & Loans
Diversified Financial               Shipping
Diversified Media                   Special Purpose Financial
Drug Wholesalers                    Specialty Printing
Durable Household Goods             Specialty Retailing
Education                           Steel
Electric Utilities                  Telecommunications - Technology
Electrical Equipment                Telephone - Utility
Electronics                         Textile/Apparel
Energy Services & Producers         Tobacco
Entertainment/Film                  Trucks and Parts
Environmental                       Wireless Services
Food
---------------------
*For purposes of a Portfolio's investment policy not to concentrate in securities of issuers in the same industry, utilities are divided into "industries" according to their services (e.g., gas utilities, gas transmission utilities, electric utilities and telephone utilities are each considered a separate industry).

Panorama Series Fund, Inc.
6803 South Tucson Way
Englewood, Colorado 80112
1-800-525-7048

Investment Advisor
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado  80217
1-800-525-7048

Custodian of Portfolio Securities
The Bank of New York
90 Washington Street
New York, NY

Independent Auditors
Deloitte & Touche, LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

SAI99

--------
1. Ms. Macaskill is not Trustee or Director of Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Panorama Series Fund, Inc. or Oppenheimer Variable Account Funds. Mr. Fossel and Mr. Bowen are not Trustees of Centennial New York Tax Exempt Trust or Managing General Partners of Centennial America Fund, L.P.

                          PANORAMA SERIES FUND, INC.

                                   FORM N-1A

                                    PART C

                               OTHER INFORMATION


Item 23.  Exhibits

(a)  (i)  Amended  and  Restated   Articles  of  Incorporation   dated  5/8/95:
Previously filed with Registrant's Post-Effective Amendment No. 23, 3/1/96, and incorporated herein by reference.

(ii)  Articles    Supplementary   dated   8/29/96:    Previously   filed   with
           Registrant's   Post-Effective   Amendment  No.  25,   4/25/97,   and
           incorporated herein by reference.

(b)   By-Laws  amended  through  1/29/96:  Previously  filed with  Registrant's
Post-Effective   Amendment  No.  23,  3/1/96,   and   incorporated   herein  by
reference.

(c)   Not applicable.

(d) (i) Investment Advisory Agreement on behalf of Total Return Portfolio dated 3/1/96: Previously filed with Post-Effective Amendment No. 24, 4/30/96, and incorporated herein by reference.

      (ii) Investment Advisory Agreement on behalf of Government Securities Portfolio dated 3/1/96: To be filed by Post-Effective Amendment.

      (iii) Investment Advisory Agreement on behalf of Growth Portfolio dated 3/1/96: To be filed by Post-Effective Amendment.

      (iv) Investment Advisory Agreement on behalf of International Equity Portfolio dated 3/1/96: To be filed by Post-Effective Amendment.

      (v)  Investment   Advisory   Agreement  on  behalf  of  LifeSpan  Capital
Appreciation Portfolio dated 3/1/96:  To be filed by Post-Effective Amendment.

      (vi) Investment Advisory Agreement on behalf of LifeSpan Balanced Portfolio dated 3/1/96: To be filed by Post-Effective Amendment.

      (vii) Investment Advisory Agreement on behalf of LifeSpan Diversified Income Portfolio dated 3/1/96: To be filed by Post-Effective Amendment.

      (viii) Investment Subadvisory Agreement between OppenheimerFunds, Inc. and Pilgrim, Baxter & Associates, Ltd. (for LifeSpan Balanced Portfolio) and schedule of omitted substantially similar documents dated 3/1/96: Previously filed with Registrant's Post-Effective Amendment No. 24, 4/30/96, and incorporated herein by reference.

     (ix) Investment Subadvisory Agreement between OppenheimerFunds, Inc. and BEA Associates (for LifeSpan Capital Appreciation Portfolio) and schedule of omitted substantially similar documents dated 3/1/96: Previously filed with Registrant's Post-Effective Amendment No. 24, 4/30/96, and incorporated herein by reference.

      (x) Investment Subadvisory Agreement between OppenheimerFunds, Inc. and Babson-Stewart Ivory International (for LifeSpan Balanced Portfolio) and schedule of omitted substantially similar documents dated 3/1/96: Previously filed with Registrant's Post-Effective Amendment No. 24, 4/30/96, and incorporated herein by reference.

(e)   Not applicable.

(f) Form of Deferred Compensation Plan for Disinterested Trustees/Directors: Filed with Post-Effective Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/27/98, and incorporated herein by reference.

(g)   Custody  Agreement  on behalf of each series of the  Registrant,  and The
Bank  of  New  York,  dated  6/11/97:   Previously   filed  with   Registrant'































s
Post-Effective Amendment No. 27, 5/1/98, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion  and  Consent of  Counsel  ,Previously  filed  with  Registrant's
Post-Effective   Amendment  No.  25,  4/25/97,   and  incorporated   herein  by
reference.

(j)   Independent Auditors Consent:  To be filed by Post-Effective Amendment.

(k)   Not applicable.

(l)   Not applicable.

(m)   Not applicable.

(n) (i) Financial Data Schedule for Total Return Portfolio: To be filed by Post-Effective Amendment

      (ii) Financial Data Schedule for Growth Portfolio: To be filed by Post-Effective Amendment

      (iii)Financial Data Schedule for International Equity Portfolio: To be filed by Post-Effective Amendment

      (iv) Financial   Data   Schedule   for  LifeSpan   Capital   Appreciation
      Portfolio: To be filed by Post-Effective Amendment

      (v) Financial Data Schedule for LifeSpan Balanced Portfolio: To be filed by Post-Effective Amendment

      (vi) Financial Data Schedule for LifeSpan  Diversified  Income Portfolio:
      To be filed by Post-Effective Amendment

      (vii)Financial Data Schedule for Government Securities Portfolio: To be filed by Post-Effective Amendment

(o)   Not applicable.

--    Powers of Attorney (including  Certified Board  resolutions):  Previously
filed  with  Registrant's   Post-Effective   Amendment  No.  25,  4/25/97,  and
incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

      Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including with limitation those described in Parts A and B hereof and listed in Item 26(b) below.

Name and Current Position      Other Business and Connections
with OppenheimerFunds, Inc.    During the Past Two Years

Charles E. Albers,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer   funds  (since   April   1998);   a
                               Chartered  Financial Analyst;  formerly,  a Vice
                               President  and  portfolio  manager for  Guardian
                               Investor  Services,  the  investment  management
                               subsidiary  of  The  Guardian   Life   Insurance
                               Company (since 1972).


Edward Amberger,
Assistant Vice President       Formerly  Assistant Vice  President,  Securities
                               Analyst  for Morgan  Stanley  Dean  Witter  (May
                               1997 - April 1998);  and Research  Analyst (July
                               1996 - May 1997),  Portfolio  Manager  (February
                               1992 - July 1996) and  Department  Manager (June
                               1988 to February 1992) for The Bank of New York.

Mark J.P. Anson,
Vice President                 Vice   President  of   Oppenheimer   Real  Asset
                               Management,   Inc.  ("ORAMI");   formerly,  Vice
                               President  of  Equity   Derivatives  at  Salomon
                               Brothers, Inc.

Peter M. Antos,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer   funds;   a   Chartered   Financial
                               Analyst;  Senior Vice  President of  HarbourView
                               Asset  Management  Corporation  ("HarbourView");
                               prior to March,  1996 he was the  senior  equity
                               portfolio  manager for the Panorama Series Fund,
                               Inc. (the  "Company") and other mutual funds and
                               pension funds managed by G.R. Phelps & Co. Inc.
                               ("G.R. Phelps"),    the   Company's    former
                               investment adviser, which was a subsidiary of Connecticut Mutual Life Insurance Company; he was also responsible for managing the common stock department and common stock investments of Connecticut Mutual Life Insurance Co.

Lawrence Apolito,
Vice President                 None.

Victor Babin,
Senior Vice President          None.

Bruce Bartlett,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer  funds.  Formerly,  a Vice President
                               and  Senior   Portfolio   Manager  at  First  of
                               America Investment Corp.

George Batejan,
Executive Vice President,
Chief Information Officer      Formerly    Senior   Vice    President,    Group
                               Executive,   and  Senior  Systems   Officer  for
                               American  International  Group  (October  1994 -
                               May, 1998).



John R. Blomfield,
Vice President                 Formerly Senior Product Manager (November,  1995
                               - August,  1997) of International Home Foods and
                               American Home Products  (March,  1994 - October,
                               1996).
Connie Bechtolt,
Assistant Vice President       None.

Kathleen Beichert,
Vice President                 None.

Rajeev Bhaman,
Vice President                 Formerly,   Vice   President   (January  1992  -
                               February, 1996) of Asian Equities for Barclays de Zoete Wedd, Inc.

Robert J. Bishop,
Vice President                 Vice President of Mutual Fund Accounting  (since
                               May 1996); an officer of other Oppenheimer funds; formerly, an Assistant Vice President of OFI/Mutual Fund Accounting (April 1994-May
                               1996), and a Fund Controller for OFI.

Chad Boll,
Assistant Vice President       None



George C. Bowen,
Senior Vice President, Treasurer
and Director                   Vice  President  (since June 1983) and Treasurer
                               (since    March   1985)   of    OppenheimerFunds
                               Distributor,  Inc.  (the  "Distributor");   Vice
                               President  (since  October  1989) and  Treasurer
                               (since April 1986) of  HarbourView;  Senior Vice
                               President   (since  February  1992),   Treasurer
                               (since July 1991)and a director  (since December
                               1991) of  Centennial;  President,  Treasurer and
                               a director  of  Centennial  Capital  Corporation
                               (since   June   1989);    Vice   President   and
                               Treasurer  (since  August  1978)  and  Secretary
                               (since  April  1981)  of  Shareholder  Services,
                               Inc.  ("SSI");  Vice  President,  Treasurer  and
                               Secretary  of  Shareholder  Financial  Services,
                               Inc.  ("SFSI") (since November 1989);  Assistant
                               Treasurer  of  Oppenheimer   Acquisition   Corp.
                               ("OAC")  (since  March,   1998);   Treasurer  of
                               Oppenheimer  Partnership  Holdings,  Inc. (since
                               November 1989); Vice President and Treasurer of ORAMI (since July 1996); an officer of other Oppenheimer funds.

Scott Brooks,
Vice President                 None.

Kevin Brosmith,
Vice President                 None.

Nancy Bush,
Assistant Vice President       None.

Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division  Formerly,  Assistant Vice President of Rochester
                               Fund Services, Inc.

Michael Carbuto,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer funds; Vice President of Centennial.

John Cardillo,
Assistant Vice President       None.

Mark Curry,
Assistant Vice President       None.



H.C. Digby Clements,
Vice President:
Rochester Division             None.

O. Leonard Darling,
Executive Vice President       Chief  Executive  Officer and Senior  Manager of
                               HarbourView   Asset   Management    Corporation;
                               Trustee  (1993 - present) of Awhtolia  College -
                               Greece.

William DeJianne,              None.
Assistant Vice President

Robert A. Densen,
Senior Vice President          None.

Sheri Devereux,
Assistant Vice President       None.

Craig P. Dinsell
Executive Vice President       Formerly,   Senior  Vice   President   of  Human
                               Resources   for   Fidelity    Investments-Retail
                               Division  (January,   1995  -  January,   1996),
                               Fidelity  Investments FMR Co.  (January,  1996 -
                               June,   1997)  and  Fidelity   Investments  FTPG
                               (June, 1997 - January, 1998).

Robert Doll, Jr.,
Executive Vice President and
Chief Investment Officer and
Director                       An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

John Doney,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director   Executive   Vice  President   (since   September
                               1993),  and a director  (since  January 1992) of
                               the   Distributor;   Executive  Vice  President,
                               General  Counsel and a director of  HarbourView,
                               SSI, SFSI and Oppenheimer  Partnership Holdings,
                               Inc.  since  (September  1995);  President and a
                               director of Centennial  (since  September 1995);
                               President  and a director  of ORAMI  (since July
                               1996);  General  Counsel  (since  May  1996) and
                               Secretary   (since  April  1997)  of  OAC;  Vice
                               President   and  Director  of   OppenheimerFunds
                               International,  Ltd.  ("OFIL")  and  Oppenheimer
                               Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Patrick Dougherty,             None.
Assistant Vice President

Bruce Dunbar,                  None.
Vice President

Daniel Engstrom,
Assistant Vice President       None.

George Evans,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

Edward Everett,
Assistant Vice President       None.

George Fahey,
Vice President                 None.

Scott Farrar,
Vice President                 Assistant  Treasurer of  Oppenheimer  Millennium
                               Funds plc (since  October  1997);  an officer of
                               other   Oppenheimer    funds;    formerly,    an
                               Assistant  Vice  President  of  OFI/Mutual  Fund
                               Accounting  (April  1994-May  1996),  and a Fund
                               Controller for OFI.

Leslie A. Falconio,
Assistant Vice President       None.

Katherine P. Feld,
Vice President and Secretary   Vice    President    and    Secretary   of   the
                               Distributor;   Secretary  of  HarbourView,   and
                               Centennial;   Secretary,   Vice   President  and
                               Director  of  Centennial  Capital   Corporation;
                               Vice President and Secretary of ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division             An officer,  Director and/or  portfolio  manager
                               of  certain  Oppenheimer  funds;   Presently  he
                               holds the following  other  positions:  Director
                               (since  1995) of ICI Mutual  Insurance  Company;
                               Governor  (since  1994) of St.  John's  College;
                               Director    (since    1994   -    present)    of
                               International  Museum of  Photography  at George
                               Eastman House.  Formerly,  he held the following
                               positions:  formerly,  Chairman of the Board and
                               Director of Rochester  Fund  Distributors,  Inc.
                               ("RFD");  President  and  Director  of  Fielding
                               Management Company, Inc. ("FMC");  President and
                               Director of  Rochester  Capital  Advisors,  Inc.
                               ("RCAI");  Managing Partner of Rochester Capital
                               Advisors,   L.P.,   President  and  Director  of
                               Rochester   Fund   Services,    Inc.    ("RFS");
                               President  and Director of Rochester Tax Managed
                               Fund,  Inc.;  Director (1993 - 1997) of VehiCare
                               Corp.; Director (1993 - 1996) of VoiceMode.

Patricia Foster,
Vice President                 Formerly,  she held the following positions:  An
                               officer of certain former  Rochester funds (May,
                               1993 - January,  1996);  Secretary  of Rochester
                               Capital  Advisors,   Inc.  and  General  Counsel
                               (June,   1993  -  January   1996)  of  Rochester
                               Capital Advisors, L.P.

David Foxhoven,
Assistant Vice President       Formerly Manager,  Banking Operations Department
                               (July 1996-November 1998).

Jennifer Foxson,
Vice President                 None.

Erin Gardiner,
Assistant Vice President       None.

Linda Gardner,
Vice President                 None.

Alan Gilston,
Vice President                 Formerly,   Vice   President   (1987-1997)   for
                               Schroder Capital Management International.

Jill Glazerman,
Vice President                 None.

Robyn Goldstein-Liebler
Assistant Vice President       None.

Mikhail Goldverg
Assistant Vice President       None.



Jeremy Griffiths,
Executive Vice President and
Chief Financial Officer        Chief  Financial  Officer and  Treasurer  (since
                               March,  1998) of Oppenheimer  Acquisition Corp.;
                               a  Member  and  Fellow  of  the   Institute   of
                               Chartered Accountants; formerly, an accountant for Arthur Young (London, U.K.).

Robert Grill,
Senior Vice President          Formerly,  Marketing  Vice President for Bankers
                               Trust Company  (1993-1996);  Steering  Committee
                               Member,   Subcommittee   Chairman  for  American
                               Savings Education Council (1995-1996).

Caryn Halbrecht,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

Elaine T. Hamann,
Vice President                 Formerly,  Vice  President  (September,  1989  -
                               January, 1997) of Bankers Trust Company.

Robert Haley
Assistant Vice President       Formerly,    Vice   President   of   Information
                               Services  for Bankers  Trust  Company  (January,
                               1991 - November, 1997).

Thomas B. Hayes,
Vice President                 None.

Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,
a division of the Manager      President  and Director of SFSI;  President  and
                               Chief executive Officer of SSI.

Dorothy Hirshman,              None.
Assistant Vice President

Merryl Hoffman,
Vice President                 None.

Nicholas Horsley,
Vice President                 Formerly,  a Senior Vice President and Portfolio
                               Manager for Warburg,  Pincus  Counsellors,  Inc.
                               (1993-1997),   Co-manager  of  Warburg,   Pincus
                               Emerging   Markets   Fund   (12/94   -   10/97),
                               Co-manager   Warburg,    Pincus    Institutional
                               Emerging   Markets   Fund  -  Emerging   Markets
                               Portfolio  (8/96 - 10/97),  Warburg Pincus Japan
                               OTC  Fund,   Associate   Portfolio   Manager  of
                               Warburg   Pincus   International   Equity  Fund,
                               Warburg    Pincus     Institutional    Fund    -
                               Intermediate   Equity  Portfolio,   and  Warburg
                               Pincus EAFE Fund.

Scott T. Huebl,
Assistant Vice President       None.

Richard Hymes,
Vice President                 None.

Jane Ingalls,
Vice President                 None.

Kathleen T. Ives,
Vice President                 None.

Christopher Jacobs,
Assistant Vice President       None.

William Jaume,
Vice President                 None.

Frank Jennings,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

Susan Katz,
Vice President                 None.

Thomas W. Keffer,
Senior Vice President          None.

Erica Klein,
Assistant Vice President       None.

Avram Kornberg,
Vice President                 None.

John Kowalik,
Senior Vice President          An officer and/or portfolio  manager for certain
                               OppenheimerFunds;  formerly,  Managing  Director
                               and  Senior  Portfolio   Manager  at  Prudential
                               Global Advisors (1989 - 1998).

Joseph Krist,
Assistant Vice President       None.
Michael Levine,
Vice President                 None.

Shanquan Li,
Vice President                 None.

Stephen F. Libera,
Vice President                 An officer and/or portfolio  manager for certain
                               Oppenheimer   funds;   a   Chartered   Financial
                               Analyst; a Vice President of HarbourView;  prior
                               to  March  1996,   the  senior  bond   portfolio
                               manager for Panorama Series Fund Inc., other mutual funds and pension accounts managed by G.R. Phelps; also responsible for managing the public fixed-income securities department at
                               Connecticut Mutual Life Insurance Co.

Mitchell J. Lindauer,
Vice President                 None.

Dan Loughran,
Assistant Vice President:
Rochester Division             None.

David Mabry,
Assistant Vice President       None.

Steve Macchia,
Vice President                 None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                   Chief Executive  Officer (since September 1995);
                               President  and  director  (since  June  1991) of
                               HarbourView;  Chairman  and a  director  of  SSI
                               (since August 1994), and SFSI (September  1995);
                               President   (since   September   1995)   and   a
                               director    (since   October   1990)   of   OAC;
                               President   (since   September   1995)   and   a
                               director  (since  November  1989) of Oppenheimer
                               Partnership  Holdings,  Inc., a holding  company
                               subsidiary  of OFI; a director  of ORAMI  (since
                               July 1996) ;  President  and a  director  (since
                               October  1997) of OFIL, an offshore fund manager
                               subsidiary  of OFI  and  Oppenheimer  Millennium
                               Funds plc (since  October  1997);  President and
                               a  director  of  other   Oppenheimer   funds;  a
                               director of Hillsdown Holdings plc (a U.K. food company); formerly, an Executive Vice President of OFI.

Philip T. Masterson,
Vice President                 Formerly  an  Associate  at  Davis,   Graham,  &
                               Stubbs  (January  1998-July  1998);   Associate;
                               Myer,   Swanson,   Adams  &  Wolf,   P.C.   (May
                               1996-June 1998).

Loretta McCarthy,
Executive Vice President       None.

Kelley A. McCarthy-Kane
Assistant Vice President       Formerly,   Product   Manager,   Assistant  Vice
                               President (June 1995- October,  1997) of Merrill
                               Lynch Pierce Fenner & Smith.

Beth Michnowski,
Assistant Vice President       Formerly  Senior  Marketing  Manager May, 1996 -
                               June,  1997) and  Director of Product  Marketing
                               (August,   1992  -  May,   1996)  with  Fidelity
                               Investments.

Lisa Migan,
Assistant Vice President       None.



Denis R. Molleur,
Vice President                 None.

Nikolaos Monoyios,
Vice President                 A Vice  President  and/or  portfolio  manager of
                               certain  Oppenheimer funds (since April 1998); a
                               Certified  Financial Analyst;  formerly,  a Vice
                               President  and  portfolio  manager for  Guardian
                               Investor Services,  the management subsidiary of
                               The  Guardian  Life  Insurance   Company  (since
                               1979).

Linda Moore,
Vice President                 Formerly,  Marketing Manager (July 1995-November
                               1996) for Chase Investment Services Corp.

Kenneth Nadler,
Vice President                 None.




David Negri,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President       None.

Robert A. Nowaczyk,
Vice President                 None.

Ray Olson,
Assistant Vice President       None.

Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division             None.

Gina M. Palmieri,
Assistant Vice President       None.

Robert E. Patterson,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

James Phillips
Assistant Vice President       None.

Stephen Puckett,
Vice President                 None.

Jane Putnam,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

Michael Quinn,
Assistant Vice President       Formerly,  Assistant Vice President (April, 1995
                               - January, 1998) of Van Kampen American Capital.

Julie Radtke,
Vice President                 Formerly  Assistant  Vice President and Business
                               Analyst  for   Pershing,   Jersey  City  (August
                               1997-November     1997);     Senior     Business
                               Consultant,    American    International   Group
                               (January 1996-July 1997)

Russell Read,
Senior Vice President          Vice   President  of   Oppenheimer   Real  Asset
                               Management, Inc. (since March, 1995).

Thomas Reedy,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer   funds;   formerly,   a  Securities
                               Analyst for the Manager.

John Reinhardt,
Vice President: Rochester Division  None
Ruxandra Risko,
Vice President                 None.

Michael S. Rosen,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

Richard H. Rubinstein,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President       None.

James Ruff,
Executive Vice President & Director None.

Valerie Sanders,
Vice President                 None.

Ellen Schoenfeld,
Assistant Vice President       None.

Martha Shapiro,
Assistant Vice President       None

Stephanie Seminara,
Vice President                 None.

Michelle Simone,
Assistant Vice President       None.

Richard Soper,
Vice President                 None.

Cathleen Stahl,
Vice President                 Assistant  Vice  President  & Manager of Women &
                               Investing Program

Nancy Sperte,
Executive Vice President       None.

Donald W. Spiro,
Chairman Emeritus and Director Vice Chairman and Trustee of the New  York-based
                               Oppenheimer Funds; formerly, Chairman of the Manager and the Distributor.

Richard A. Stein,
Vice President: Rochester Division  Assistant  Vice  President  (since 1995) of
                               Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

Ralph Stellmacher,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

John Stoma,
Senior Vice President          None.

Michael C. Strathearn,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer   funds;   a   Chartered   Financial
                               Analyst; a Vice President of HarbourView.

Wayne Strauss,
Assistant Vice President: Rochester
Division Formerly Senior Editor, West Publishing Company (January 1997-March 1997).

James C. Swain,
Vice Chairman of the Board     Chairman, CEO and Trustee,  Director or Managing
                               Partner of the Denver-based  Oppenheimer  Funds;
                               formerly, President and Director of OAMC, CAMC and Chairman of the Board of SSI.

Susan Switzer,
Assistant Vice President       None.

Anthony A. Tanner,
Vice President:  Rochester Division None.

James Tobin,
Vice President                 None.

Jay Tracey,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

James Turner,
Assistant Vice President       None.

Maureen VanNorstrand,
Assistant Vice President       None.

Ashwin Vasan,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer funds.

Annette Von Brandis,
Assistant Vice President       None.

Teresa Ward,
Assistant Vice President       None.

Jerry Webman,
Senior Vice President          Director  of  New  York-based  tax-exempt  fixed
                               income Oppenheimer funds.

Christine Wells,
Vice President                 None.

Joseph Welsh,
Assistant Vice President       None.

Kenneth B. White,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer   funds;   a   Chartered   Financial
                               Analyst; Vice President of HarbourView.

William L. Wilby,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer    funds;    Vice    President    of
                               HarbourView.

Carol Wolf,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer    funds;    Vice    President    of
                               Centennial;   Vice   President,    Finance   and
                               Accounting;    Point   of    Contact:    Finance
                               Supporters  of Children;  Member of the Oncology
                               Advisory Board of the Childrens Hospital.

Caleb Wong,
Assistant Vice President       None.



Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                Assistant  Secretary  of SSI  (since  May 1985),
                               SFSI (since November  1989),  OFIL (since 1998),
                               Oppenheimer  Millennium Funds plc (since October
                               1997);  an officer of other Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division             None.

Arthur J. Zimmer,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer funds; Vice President of Centennial.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as set forth below:

New York-based Oppenheimer Funds

Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Enterprise Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Large Cap Growth Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust
Oppenheimer Multiple Strategies Fund
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Series Fund, Inc.
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund

Quest/Rochester Funds

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals


Denver-based Oppenheimer Funds

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Equity Income Fund
Oppenheimer High Yield Fund
Oppenheimer Integrity Funds
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer Municipal Fund
Oppenheimer Real Asset Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.

The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset
Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Item 27.  Principal Underwriter

Not applicable.

Item 28.  Location of Accounts and Records
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29.  Management Services

Not applicable

Item 30.  Undertakings

Not applicable.

                                 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on the 1st day of March, 1999.

                          PANORAMA SERIES FUND, INC.


                     By:  /s/ James C. Swain
                            ---------------------------------------------*
                            (James C. Swain, Chairman) (Denver)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

/s/ James C. Swain*           Chairman of the
-------------------------     Board of Directors
James C. Swain                and Principal Executive
                              Officer                        March 1, 1999

/s/ George C. Bowen*          Chief Financial and
--------------------------    Accounting Officer
George C. Bowen               and Treasurer                  March 1, 1999

/s/ Bridget A. Macaskill*     President                      March 1, 1999
--------------------------
Bridget A. Macaskill

/s/ Robert G. Avis*            Director                      March 1, 1999
--------------------------
Robert G. Avis

/s/ William A. Baker*          Director                      March 1, 1999
--------------------------
William A. Baker

/s/ Charles Conrad, Jr.*       Director                      March 1, 1999
--------------------------
Charles Conrad, Jr.

/s/ Jon S. Fossel*             Director                      March 1, 1999
--------------------------
Jon S. Fossel

/s/ Sam Freedman*              Director                      March 1, 1999
--------------------------
Sam Freedman

/s/ Raymond J. Kalinowski      Director                      March 1, 1999
--------------------------
Raymond J. Kalinowski

/s/ C. Howard Kast*            Director                      March 1, 1999
--------------------------
C. Howard Kast

/s/ Robert M. Kirchner*        Director                      March 1, 1999
--------------------------
Robert M. Kirchner

/s/ Ned M. Steel*              Director                      March 1, 1999
--------------------------
Ned M. Steel


*By:
/s/ Robert G. Zack
--------------------------------
Robert G. Zack, Attorney-in-Fact



N1A\PANORAMA\PARTC.99